UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

April 30, 2020

MFS® Lifetime® Funds

MFS® Lifetime® Income Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2025 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2035 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2045 Fund

MFS® Lifetime® 2050 Fund

MFS® Lifetime® 2055 Fund

MFS® Lifetime® 2060 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

LTF-ANN

MFS® Lifetime® Funds

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020 as the coronavirus pandemic crippled the global economy for a time. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries hit early in the outbreak, has brightened the economic and market outlook during the second quarter, though a great deal of uncertainty remains on how long the aftereffects of the lockdowns will linger.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

June 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Income Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	19.9%
MFS Limited Maturity Fund	19.5%
MFS Inflation-Adjusted Bond Fund	9.6%
MFS Government Securities Fund	9.5%
MFS Global Bond Fund	4.9%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS High Income Fund	3.0%
MFS Blended Research International Equity Fund	2.6%
MFS Blended Research Growth Equity Fund	2.2%
MFS Blended Research Core Equity Fund	2.1%
MFS Growth Fund	2.1%
MFS Research Fund	2.1%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.5%
MFS International Growth Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	19.3%
MFS Limited Maturity Fund	18.6%
MFS Inflation-Adjusted Bond Fund	9.6%
MFS Government Securities Fund	9.6%
MFS Global Bond Fund	4.9%
MFS Blended Research Mid Cap Equity Fund	3.3%
MFS High Income Fund	3.2%
MFS Blended Research International Equity Fund	2.7%
MFS Blended Research Growth Equity Fund	2.3%
MFS Blended Research Core Equity Fund	2.2%
MFS Growth Fund	2.2%
MFS Research Fund	2.2%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	1.9%
MFS Mid Cap Value Fund	1.7%
MFS Mid Cap Growth Fund	1.7%
MFS Research International Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.6%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
Cash & Cash Equivalents	(0.1)%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2025 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	14.1%
MFS Government Securities Fund	9.6%
MFS Inflation-Adjusted Bond Fund	9.4%
MFS Limited Maturity Fund	8.8%
MFS High Income Fund	4.9%
MFS Global Bond Fund	4.9%
MFS Blended Research Mid Cap Equity Fund	4.5%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Growth Equity Fund	3.2%
MFS Blended Research Core Equity Fund	3.2%
MFS Blended Research Value Equity Fund	3.2%
MFS Research Fund	3.2%
MFS Growth Fund	3.2%
MFS Value Fund	3.2%
MFS Emerging Markets Debt Fund	3.0%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.2%
MFS Global Real Estate Fund	2.2%
MFS Research International Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Growth Fund	1.1%
MFS International Intrinsic Value Fund	1.0%
MFS New Discovery Value Fund	0.6%
MFS New Discovery Fund	0.6%
Cash & Cash Equivalents	0.1%
MFS International New Discovery Fund	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Government Securities Fund	8.5%
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Total Return Bond Fund	7.3%
MFS Inflation-Adjusted Bond Fund	6.4%
MFS Blended Research International Equity Fund	6.2%
MFS High Income Fund	4.9%
MFS Global Bond Fund	4.5%
MFS Blended Research Growth Equity Fund	4.4%
MFS Growth Fund	4.3%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.3%
MFS Blended Research Core Equity Fund	4.1%
MFS Research Fund	4.1%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.7%
MFS International Growth Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2035 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.3%
MFS Blended Research International Equity Fund	8.5%
MFS Blended Research Growth Equity Fund	5.7%
MFS Growth Fund	5.6%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS High Income Fund	4.6%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.6%
MFS Blended Research Core Equity Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS Research Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS International Growth Fund	2.5%
MFS International Intrinsic Value Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Global Bond Fund	1.9%
MFS New Discovery Value Fund	1.1%
MFS New Discovery Fund	1.1%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.8%
MFS Blended Research International Equity Fund	9.7%
MFS Blended Research Growth Equity Fund	5.9%
MFS Growth Fund	5.8%
MFS Blended Research Value Equity Fund	5.8%
MFS Value Fund	5.8%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.5%
MFS International New Discovery Fund	3.1%
MFS International Growth Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.4%
MFS High Income Fund	2.2%
MFS Emerging Markets Debt Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Global Bond Fund	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
Cash & Cash Equivalents	(0.1)%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2045 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Growth Equity Fund	6.3%
MFS Growth Fund	6.2%
MFS Value Fund	5.9%
MFS Blended Research Value Equity Fund	5.9%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Total Return Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.7%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Growth Equity Fund	6.3%
MFS Growth Fund	6.2%
MFS Blended Research Value Equity Fund	5.9%
MFS Value Fund	5.9%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Total Return Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2055 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Growth Equity Fund	6.1%
MFS Growth Fund	6.1%
MFS Blended Research Value Equity Fund	5.9%
MFS Value Fund	5.9%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Total Return Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2060 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Growth Equity Fund	6.0%
MFS Growth Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Value Fund	5.9%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	(0.1)%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

MFS Lifetime Funds

Market Environment

Market volatility soared at the end of the period as COVID-19, the illness caused by the novel coronavirus first detected in China, spread around the world in early 2020. Government-imposed social distancing measures taken to slow the spread of the virus forced the shutdown of large portions of the global economy. In an attempt to limit the economic fallout of the crisis, central bankers and policymakers have taken a variety of actions unprecedented in both size and speed, but despite their best efforts, a global recession has begun. Given the unique circumstances surrounding the genesis of the downturn, it is difficult to forecast how long the crisis will linger.

High levels of investor uncertainty saw equity prices plunge, market volatility rise and large segments of global fixed income markets freeze as investors sought liquidity wherever they could find it. As the global economy rapidly slowed, a disagreement between Saudi Arabia and Russia over OPEC+ production cuts resulted in the Saudis shelving the OPEC+ arrangement and increasing oil output at the same time that global oil demand was plummeting, which compounded market turmoil. The resulting drop in prices undercut oil exporters, many of which are in emerging markets, as well as a large segment of the high-yield credit market.

Central banks around the world responded quickly and massively to the crisis with programs to improve liquidity and support markets. They proved largely successful in helping to restore market function, easing volatility and stimulating a market rebound at the end of the period. Monetary easing measures were complimented by large fiscal stimulus plans in developed countries. Even emerging market countries were able to implement counter-cyclical policies, a departure from the usual market-dictated response to risk-off crises, due to relatively manageable external liabilities and balance of payments in many countries and persistently low inflation.

As is often the case in a serious crisis, market vulnerabilities have been revealed. For example, companies that have added significant leverage to their balance sheets in recent years by borrowing to fund dividend payments and stock buybacks may find it difficult to follow that path in the future, and investors may not reward them if they do. Recapitalizations by some of these highly leveraged firms could dilute existing shareholders. Very long supply chains designed to squeeze out every bit of savings may be shifted closer to home markets if companies seek to emphasize resiliency over cost after a series of supply disruptions. The aftereffects of the global pandemic could impact consumer, business and government behavior in ways it will be difficult to forecast.

MFS Lifetime Income Fund

Summary of Results

For the twelve months ended April 30, 2020, Class A shares of the MFS Lifetime Income Fund (fund) provided a total return of 2.78%, at net asset value. This compares with a return of 10.84% for the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 6.74%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, fixed income markets outperformed equity markets.The fund’s broad diversification across fixed income funds was a notable detractor from relative performance, as diversification away from the US rates market and into credit and global markets generally held back performance. Further, underlying funds that tend to be overweight credit versus their respective market segments, such as the MFS Limited Maturity Fund and the MFS Total Return Bond Fund, were among the fund’s top relative detractors.

Within US stock funds, the fund’s investments in middle and small capitalization strategies, as well as value funds, generally underperformed but were partially offset by the fund’s investments in growth strategies, which outperformed.

The fund’s allocation to international stock funds and specialty funds positively affected relative performance. Within international stock funds, both the MFS Research International Fund and MFS International Intrinsic Value Fund helped relative returns as the funds performed well within their respective markets. Within specialty funds, the MFS Global Real Estate Fund supported relative performance as the fund performed well within the global real estate market segment and outweighed the negative impact from investments in the MFS Commodity Strategy Fund which underperformed the commodity market segment during the reporting period.

MFS Lifetime 2020 Fund

Summary of Results

For the twelve months ended April 30, 2020, Class A shares of the MFS Lifetime 2020 Fund (fund) provided a total return of 2.46%, at net asset value. This compares with a return of 0.86% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2020 Fund Blended Index (Blended Index), generated a return of 6.51%. The Blended

Management Review – continued

Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, fixed income markets outperformed equity markets. The fund’s broad diversification across fixed income funds was a notable detractor from relative performance, as diversification away from the US rates market and into credit and global markets generally held back performance. Further, underlying funds that tend to be overweight credit versus their respective market segments, such as the MFS Limited Maturity Fund, MFS Total Return Bond Fund and MFS High Income Fund, were among the fund’s top relative detractors.

Within US stock funds, the fund’s investments in middle and small capitalization strategies, as well as value funds, generally underperformed but were partially offset by the fund’s investments in growth strategies, which outperformed.

The fund’s allocation to international stock funds and specialty funds positively affected relative performance. Within international stock funds, both the MFS Research International Fund and MFS International Intrinsic Value Fund helped relative returns as the funds performed well within their respective markets. Within specialty funds, the MFS Global Real Estate Fund supported relative performance as the fund performed well within the global real estate market segment and outweighed the negative impact from investments in the MFS Commodity Strategy Fund which underperformed the commodity market segment during the reporting period.

MFS Lifetime 2025 Fund

Summary of Results

For the twelve months ended April 30, 2020, Class A shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 1.25%, at net asset value. This compares with a return of 0.86% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 4.86%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, fixed income markets outperformed equity markets. On a relative basis, the fund’s allocation to both bond funds and US stock funds were notable detractors from performance.

Within the fixed income segment of the fund, diversification away from the US rates market and into credit and global markets generally held back performance. Further, underlying funds that tend to be overweight credit versus their respective market segments, such as the MFS Limited Maturity Fund, MFS High Income Fund and MFS Total Return Bond Fund, were among the fund’s top relative detractors.

Within US stock funds, the fund’s investments in middle and small capitalization strategies, as well as value funds, generally underperformed but were partially offset by the fund’s investments in growth strategies, which outperformed.

The fund’s allocation to international stock funds and specialty funds positively affected relative performance. Within international stock funds, both the MFS Research International Fund and MFS International Intrinsic Value Fund helped relative returns as the funds performed well within their respective markets. Within specialty funds, the MFS Global Real Estate Fund supported relative performance as the fund performed well within the global real estate market segment and outweighed the negative impact from investments in the MFS Commodity Strategy Fund which underperformed the commodity market segment during the reporting period.

MFS Lifetime 2030 Fund

Summary of Results

For the twelve months ended April 30, 2020, Class A shares of the MFS Lifetime 2030 Fund (fund) provided a total return of –1.36%, at net asset value. This compares with a return of 0.86% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 1.73%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, fixed income markets outperformed equity markets. On a relative basis, the fund’s allocation to bond funds and US stock funds were notable detractors from performance.

Management Review – continued

Within the fixed income segment of the fund, most of the underlying funds underperformed their respective market segments during the reporting period. The fund’s diversification into credit and global markets generally held back performance. Further, underlying funds that tend to be overweight credit versus their respective market segments, such as the MFS High Income Fund, were among the fund’s top relative detractors.

Within US stock funds, the fund’s investments in middle and small capitalization strategies, as well as value funds, generally underperformed but were partially offset by the fund’s investments in growth strategies, which outperformed.

The fund’s allocation to international stock funds and specialty funds positively affected relative performance. Within international stock funds, both the MFS Research International Fund and MFS International Intrinsic Value Fund helped relative returns as the funds performed well within their respective markets. Within specialty funds, the MFS Global Real Estate Fund supported relative performance as the fund performed well within the global real estate market segment and outweighed the negative impact from investments in the MFS Commodity Strategy Fund which underperformed the commodity market segment during the reporting period.

MFS Lifetime 2035 Fund

Summary of Results

For the twelve months ended April 30, 2020, Class A shares of the MFS Lifetime 2035 Fund (fund) provided a total return of –4.23%, at net asset value. This compares with a return of 0.86% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of –1.42%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, fixed income markets outperformed equity markets. On a relative basis, the fund’s allocation to US stock funds and bond funds were notable detractors from performance.

Within US stock funds, the fund’s investments in middle and small capitalization strategies, as well as value funds, generally underperformed but were partially offset by the fund’s investments in growth strategies, which outperformed.

Within the fixed income segment of the fund, most of the underlying funds underperformed their respective market segments during the reporting period. The fund’s diversification into credit and global markets generally held back performance. Further, underlying funds that tend to be overweight credit versus their respective market segments, such as the MFS High Income Fund and MFS Emerging Market Debt Fund, were among the fund’s top relative detractors.

The fund’s allocation to international stock funds and specialty funds positively affected relative performance. Within international stock funds, the MFS International Intrinsic Value Fund, MFS Research International Fund and MFS International Growth Fund helped relative returns. Within specialty funds, MFS Global Real Estate Fund supported relative performance as the fund performed well within the global real estate market segment and outweighed the negative impact from investments in the MFS Commodity Strategy Fund which underperformed the commodity market segment during the reporting period.

MFS Lifetime 2040 Fund

Summary of Results

For the twelve months ended April 30, 2020, Class A shares of the MFS Lifetime 2040 Fund (fund) provided a total return of –5.08%, at net asset value. This compares with a return of 0.86% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of –2.96%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, fixed income markets outperformed equity markets. On a relative basis, the fund’s allocation to US stock funds and bond funds were notable detractors from performance.

Within US stock funds, the fund’s investments in middle and small capitalization strategies, as well as value funds, generally underperformed but were partially offset by the fund’s investments in growth strategies, which outperformed.

Within the fixed income segment of the fund, most of the underlying funds underperformed their respective market segments during the reporting period. The fund’s diversification into credit and global markets generally held back performance. Further, underlying funds that tend to be overweight credit versus their respective market segments, such as the MFS High Income Fund and MFS Emerging Market Debt Fund, were among the fund’s top relative detractors.

Management Review – continued

The fund’s allocation to international stock funds and specialty funds positively affected relative performance. Within international stock funds, the MFS International Intrinsic Value Fund, MFS Research International Fund and MFS International Growth Fund helped relative returns. Within specialty funds, the MFS Global Real Estate Fund supported relative performance as the fund performed well within the global real estate market segment and outweighed the negative impact from investments in the MFS Commodity Strategy Fund which underperformed the commodity market segment during the reporting period.

MFS Lifetime 2045 Fund

Summary of Results

For the twelve months ended April 30, 2020, Class A shares of the MFS Lifetime 2045 Fund (fund) provided a total return of –5.93%, at net asset value. This compares with a return of 0.86% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of –4.26%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, fixed income markets outperformed equity markets. On a relative basis, the fund’s allocation to US stock funds was a notable detractor from performance.

Within US stock funds, the fund’s investments in middle and small capitalization strategies, as well as value funds, generally underperformed but were partially offset by the fund’s investments in growth strategies, which outperformed.

Within the fixed income segment of the fund, the fund’s diversification into credit and global markets generally held back performance. Further, underlying funds that tend to be overweight credit versus their respective market segments, such as the MFS Total Return Bond Fund, were among the fund’s top relative detractors.

The fund’s allocation to international stock funds and specialty funds positively affected relative performance. Within international stock funds, the MFS International Intrinsic Value Fund, MFS International Growth Fund and MFS Research International Fund helped relative returns. Within specialty funds, the MFS Global Real Estate Fund supported relative performance as the fund performed well within the global real estate market segment and outweighed the negative impact from investments in the MFS Commodity Strategy Fund which underperformed the commodity market segment during the reporting period.

MFS Lifetime 2050 Fund

Summary of Results

For the twelve months ended April 30, 2020, Class A shares of the MFS Lifetime 2050 Fund (fund) provided a total return of –5.93%, at net asset value. This compares with a return of 0.86% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of –4.26%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, fixed income markets outperformed equity markets. On a relative basis, the fund’s allocation to US stock funds was a notable detractor from performance.

Within US stock funds, the fund’s investments in middle and small capitalization strategies, as well as value funds, generally underperformed but were partially offset by the fund’s investments in growth strategies, which outperformed.

Within the fixed income segment of the fund, the fund’s diversification into credit and global markets generally held back performance. Further, underlying funds that tend to be overweight credit versus their respective market segments, such as the MFS Total Return Bond Fund, were among the fund’s top relative detractors.

The fund’s allocation to international stock funds and specialty funds positively affected relative performance. Within international stock funds, the MFS International Intrinsic Value Fund, MFS International Growth Fund and MFS Research International Fund helped relative returns. Within specialty funds, the MFS Global Real Estate Fund supported relative performance as the fund performed well within the global real estate market segment and outweighed the negative impact from investments in the MFS Commodity Strategy Fund which underperformed the commodity market segment during the reporting period.

MFS Lifetime 2055 Fund

Summary of Results

For the twelve months ended April 30, 2020, Class A shares of the MFS Lifetime 2055 Fund (fund) provided a total return of –5.87%, at net asset value. This compares with a return of 0.86% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index.

Management Review – continued

The fund’s other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of –4.26%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, fixed income markets outperformed equity markets. On a relative basis, the fund’s allocation to US stock funds was a notable detractor from performance.

Within US stock funds, the fund’s investments in middle and small capitalization strategies, as well as value funds, generally underperformed but were partially offset by the fund’s investments in growth strategies, which outperformed.

Within the fixed income segment of the fund, the fund’s diversification into credit and global markets generally held back performance. Further, underlying funds that tend to be overweight credit versus their respective market segments, such as the MFS Total Return Bond Fund, were among the fund’s top relative detractors.

The fund’s allocation to international stock funds and specialty funds positively affected relative performance. Within international stock funds, the MFS International Intrinsic Value Fund, MFS International Growth Fund and MFS Research International Fund helped relative returns. Within specialty funds, the MFS Global Real Estate Fund supported relative performance as the fund performed well within the global real estate market segment and outweighed the negative impact from investments in the MFS Commodity Strategy Fund which underperformed the commodity market segment during the reporting period.

MFS Lifetime 2060 Fund

Summary of Results

For the twelve months ended April 30, 2020, Class A shares of the MFS Lifetime 2060 Fund (fund) provided a total return of –5.83%, at net asset value. This compares with a return of 0.86% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of –4.26%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, fixed income markets outperformed equity markets. On a relative basis, the fund’s allocation to US stock funds was a notable detractor from performance.

Within US stock funds, the fund’s investments in middle and small capitalization strategies, as well as value funds, generally underperformed but were partially offset by the fund’s investments in growth strategies, which outperformed.

Within the fixed income segment of the fund, the fund’s diversification into credit and global markets generally held back performance. Further, underlying funds that tend to be overweight credit versus their respective market segments, such as the MFS Total Return Bond Fund, were among the fund’s top relative detractors.

The fund’s allocation to international stock funds and specialty funds positively affected relative performance. Within international stock funds, the MFS International Intrinsic Value Fund, MFS International Growth Fund and MFS Research International Fund helped relative returns. Within specialty funds, the MFS Global Real Estate Fund supported relative performance as the fund performed well within the global real estate market segment and outweighed the negative impact from investments in the MFS Commodity Strategy Fund which underperformed the commodity market segment during the reporting period.

Respectfully,

Portfolio Manager(s)

Joseph Flaherty and Natalie Shapiro

The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/20

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS Lifetime Income Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/20

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)

A	9/29/05	2.78%	3.48%	4.59%	N/A

B	9/29/05	1.93%	2.71%	3.80%	N/A

C	9/29/05	1.93%	2.69%	3.79%	N/A

I	9/29/05	2.96%	3.72%	4.84%	N/A

R1	9/29/05	1.93%	2.71%	3.80%	N/A

R2	9/29/05	2.44%	3.21%	4.32%	N/A

R3	9/29/05	2.70%	3.46%	4.58%	N/A

R4	9/29/05	3.04%	3.72%	4.83%	N/A

R6	8/29/16	3.04%	N/A	N/A	4.23%

529A	1/08/15	2.71%	3.45%	N/A	3.65%

529B	1/08/15	1.94%	2.68%	N/A	2.87%
529C	1/08/15	1.83%	2.66%	N/A	2.85%

Performance Summary – continued

Comparative benchmark(s)
	1-yr	5-yr	10-yr	Life (t)

Bloomberg Barclays U.S. Aggregate Bond Index (f)	10.84%	3.80%	3.96%	N/A

MFS Lifetime Income Fund Blended Index (f)(z)	6.74%	4.56%	5.49%	N/A

Bloomberg Commodity Index (f)	(23.18)%	(9.07)%	(7.07)%	N/A

FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(17.51)%	(0.40)%	4.86%	N/A

MSCI EAFE Index (net div) (f)	(11.34)%	(0.17)%	3.55%	N/A
Standard & Poor’s 500 Stock Index (f)	0.86%	9.12%	11.69%	N/A

With sales charge
A With Initial Sales Charge (4.25%)	(1.58)%	2.59%	4.13%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(2.03)%	2.35%	3.80%	N/A
C With CDSC (1% for 12 months) (v)	0.94%	2.69%	3.79%	N/A
529A With Initial Sales Charge (4.25%)	(1.66)%	2.56%	N/A	2.80%
529B With CDSC (Declining over six years from 4% to 0%) (v)	(2.02)%	2.32%	N/A	2.70%
529C With CDSC (1% for 12 months) (v)	0.84%	2.66%	N/A	2.85%

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime Income Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/20	4/30/19

Bloomberg Barclays U.S. Aggregate Bond Index	71%	71%

Standard & Poor’s 500 Stock Index	20%	20%

MSCI EAFE Index (net div)	5%	5%

FTSE EPRA Nareit Developed Real Estate Index (net div)	2%	2%
Bloomberg Commodity Index	2%	2%

Performance Summary – continued

MFS Lifetime 2020 Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/20

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)

A	9/29/05	2.46%	3.88%	5.83%	N/A

B	9/29/05	1.72%	3.11%	5.05%	N/A

C	9/29/05	1.64%	3.09%	5.04%	N/A

I	9/29/05	2.77%	4.15%	6.10%	N/A

R1	9/29/05	1.64%	3.08%	5.03%	N/A

R2	9/29/05	2.25%	3.63%	5.57%	N/A

R3	9/29/05	2.48%	3.88%	5.83%	N/A

R4	9/29/05	2.69%	4.14%	6.09%	N/A
R6	8/29/16	2.91%	N/A	N/A	4.70%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		0.86%	9.12%	11.69%	N/A

MFS Lifetime 2020 Fund Blended Index (f)(z)		6.51%	4.88%	6.44%	N/A

Bloomberg Barclays U.S. Aggregate Bond Index (f)		10.84%	3.80%	3.96%	N/A

Bloomberg Commodity Index (f)		(23.18)%	(9.07)%	(7.07)%	N/A

FTSE EPRA Nareit Developed Real Estate Index (net div) (f)		(17.51)%	(0.40)%	4.86%	N/A
MSCI EAFE Index (net div) (f)		(11.34)%	(0.17)%	3.55%	N/A

With sales charge
A With Initial Sales Charge (5.75%)		(3.43)%	2.65%	5.20%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		(2.19)%	2.78%	5.05%	N/A
C With CDSC (1% for 12 months) (v)		0.67%	3.09%	5.04%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/20	4/30/19

Bloomberg Barclays U.S. Aggregate Bond Index	69.90%	67.70%

Standard & Poor’s 500 Stock Index	20.80%	22.40%

MSCI EAFE Index (net div)	5.30%	5.90%

Bloomberg Commodity Index	2.00%	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%	2.00%

Performance Summary – continued

MFS Lifetime 2025 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/20

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)

A	11/02/12	1.25%	4.48%	6.41%

B	11/02/12	0.48%	3.68%	5.60%

C	11/02/12	0.45%	3.67%	5.59%

I	11/02/12	1.38%	4.71%	6.65%

R1	11/02/12	0.37%	3.66%	5.59%

R2	11/02/12	0.93%	4.18%	6.12%

R3	11/02/12	1.17%	4.45%	6.38%

R4	11/02/12	1.37%	4.71%	6.65%
R6	8/29/16	1.57%	N/A	5.52%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		0.86%	9.12%	12.28%

MFS Lifetime 2025 Fund Blended Index (f)(z)		4.86%	5.30%	7.17%

Bloomberg Barclays U.S. Aggregate Bond Index (f)		10.84%	3.80%	3.22%

Bloomberg Commodity Index (f)		(23.18)%	(9.07)%	(10.07)%

FTSE EPRA Nareit Developed Real Estate Index (net div) (f)		(17.51)%	(0.40)%	2.99%
MSCI EAFE Index (net div) (f)		(11.34)%	(0.17)%	3.85%

With sales charge
A With Initial Sales Charge (5.75%)		(4.57)%	3.25%	5.58%
B With CDSC (Declining over six years from 4% to 0%) (v)		(3.43)%	3.33%	5.60%
C With CDSC (1% for 12 months) (v)		(0.52)%	3.67%	5.59%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2025 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/20	4/30/19

Bloomberg Barclays U.S. Aggregate Bond Index	58.00%	54.00%

Standard & Poor’s 500 Stock Index	29.30%	31.90%

MSCI EAFE Index (net div)	8.50%	9.50%

Bloomberg Commodity Index	2.10%	2.30%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.10%	2.30%

Performance Summary – continued

MFS Lifetime 2030 Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/20

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)

A	9/29/05	(1.36)%	4.94%	7.58%	N/A

B	9/29/05	(2.07)%	4.16%	6.77%	N/A

C	9/29/05	(2.05)%	4.17%	6.77%	N/A

I	9/29/05	(1.07)%	5.17%	7.82%	N/A

R1	9/29/05	(2.06)%	4.17%	6.77%	N/A

R2	9/29/05	(1.60)%	4.68%	7.30%	N/A

R3	9/29/05	(1.31)%	4.95%	7.58%	N/A

R4	9/29/05	(1.14)%	5.20%	7.83%	N/A
R6	8/29/16	(1.02)%	N/A	N/A	6.22%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		0.86%	9.12%	11.69%	N/A

MFS Lifetime 2030 Fund Blended Index (f)(z)		1.73%	5.50%	7.82%	N/A

Bloomberg Barclays U.S. Aggregate Bond Index (f)		10.84%	3.80%	3.96%	N/A

Bloomberg Commodity Index (f)		(23.18)%	(9.07)%	(7.07)%	N/A

FTSE EPRA Nareit Developed Real Estate Index (net div) (f)		(17.51)%	(0.40)%	4.86%	N/A
MSCI EAFE Index (net div) (f)		(11.34)%	(0.17)%	3.55%	N/A

With sales charge
A With Initial Sales Charge (5.75%)		(7.03)%	3.71%	6.94%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		(5.82)%	3.81%	6.77%	N/A
C With CDSC (1% for 12 months) (v)		(2.99)%	4.17%	6.77%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/20	4/30/19

Standard & Poor’s 500 Stock Index	42.10%	44.30%

Bloomberg Barclays U.S. Aggregate Bond Index	38.00%	34.00%

MSCI EAFE Index (net div)	13.70%	15.10%

Bloomberg Commodity Index	3.10%	3.30%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.10%	3.30%

Performance Summary – continued

MFS Lifetime 2035 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/20

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)

A	11/02/12	(4.23)%	4.87%	7.51%

B	11/02/12	(4.98)%	4.08%	6.71%

C	11/02/12	(4.97)%	4.09%	6.71%

I	11/02/12	(4.03)%	5.08%	7.74%

R1	11/02/12	(5.01)%	4.07%	6.70%

R2	11/02/12	(4.50)%	4.61%	7.24%

R3	11/02/12	(4.27)%	4.87%	7.51%

R4	11/02/12	(4.01)%	5.12%	7.78%
R6	8/29/16	(3.90)%	N/A	6.12%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		0.86%	9.12%	12.28%

MFS Lifetime 2035 Fund Blended Index (f)(z)		(1.42)%	5.26%	7.99%

Bloomberg Barclays U.S. Aggregate Bond Index (f)		10.84%	3.80%	3.22%

Bloomberg Commodity Index (f)		(23.18)%	(9.07)%	(10.07)%

FTSE EPRA Nareit Developed Real Estate Index (net div) (f)		(17.51)%	(0.40)%	2.99%
MSCI EAFE Index (net div) (f)		(11.34)%	(0.17)%	3.85%

With sales charge
A With Initial Sales Charge (5.75%)		(9.74)%	3.63%	6.66%
B With CDSC (Declining over six years from 4% to 0%) (v)		(8.67)%	3.74%	6.71%
C With CDSC (1% for 12 months) (v)		(5.89)%	4.09%	6.71%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2035 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/20	4/30/19

Standard & Poor’s 500 Stock Index	52.25%	52.75%

MSCI EAFE Index (net div)	20.40%	21.20%

Bloomberg Barclays U.S. Aggregate Bond Index	19.25%	17.75%

Bloomberg Commodity Index	4.05%	4.15%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.05%	4.15%

Performance Summary – continued

MFS Lifetime 2040 Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/20

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)

A	9/29/05	(5.08)%	4.93%	7.87%	N/A

B	9/29/05	(5.80)%	4.15%	7.07%	N/A

C	9/29/05	(5.79)%	4.14%	7.07%	N/A

I	9/29/05	(4.81)%	5.15%	8.12%	N/A

R1	9/29/05	(5.80)%	4.14%	7.06%	N/A

R2	9/29/05	(5.30)%	4.68%	7.61%	N/A

R3	9/29/05	(5.02)%	4.94%	7.87%	N/A

R4	9/29/05	(4.84)%	5.20%	8.14%	N/A
R6	8/29/16	(4.72)%	N/A	N/A	6.27%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		0.86%	9.12%	11.69%	N/A

MFS Lifetime 2040 Fund Blended Index (f)(z)		(2.96)%	5.10%	7.90%	N/A

Bloomberg Barclays U.S. Aggregate Bond Index (f)		10.84%	3.80%	3.96%	N/A

Bloomberg Commodity Index (f)		(23.18)%	(9.07)%	(7.07)%	N/A

FTSE EPRA Nareit Developed Real Estate Index (net div) (f)		(17.51)%	(0.40)%	4.86%	N/A
MSCI EAFE Index (net div) (f)		(11.34)%	(0.17)%	3.55%	N/A

With sales charge
A With Initial Sales Charge (5.75%)		(10.53)%	3.70%	7.24%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		(9.39)%	3.80%	7.07%	N/A
C With CDSC (1% for 12 months) (v)		(6.69)%	4.14%	7.07%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/20	4/30/19

Standard & Poor’s 500 Stock Index	54.75%	55.25%

MSCI EAFE Index (net div)	24.40%	25.20%

Bloomberg Barclays U.S. Aggregate Bond Index	11.75%	10.25%

Bloomberg Commodity Index	4.55%	4.65%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.55%	4.65%

Performance Summary – continued

MFS Lifetime 2045 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/20

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)

A	11/02/12	(5.93)%	4.83%	7.66%

B	11/02/12	(6.62)%	4.06%	6.84%

C	11/02/12	(6.60)%	4.05%	6.84%

I	11/02/12	(5.72)%	5.12%	7.93%

R1	11/02/12	(6.67)%	4.04%	6.83%

R2	11/02/12	(6.12)%	4.57%	7.38%

R3	11/02/12	(5.93)%	4.84%	7.65%

R4	11/02/12	(5.67)%	5.11%	7.91%
R6	8/29/16	(5.55)%	N/A	6.13%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		0.86%	9.12%	12.28%

MFS Lifetime 2045 Fund Blended Index (f)(z)		(4.26)%	4.91%	7.90%

Bloomberg Barclays U.S. Aggregate Bond Index (f)		10.84%	3.80%	3.22%

Bloomberg Commodity Index (f)		(23.18)%	(9.07)%	(10.07)%

FTSE EPRA Nareit Developed Real Estate Index (net div) (f)		(17.51)%	(0.40)%	2.99%
MSCI EAFE Index (net div) (f)		(11.34)%	(0.17)%	3.85%

With sales charge
A With Initial Sales Charge (5.75%)		(11.33)%	3.60%	6.81%
B With CDSC (Declining over six years from 4% to 0%) (v)		(10.25)%	3.71%	6.84%
C With CDSC (1% for 12 months) (v)		(7.51)%	4.05%	6.84%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2045 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/20	4/30/19

Standard & Poor’s 500 Stock Index	57.00%	57.00%

MSCI EAFE Index (net div)	28.00%	28.00%

Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%

Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2050 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/20

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)

A	9/15/10	(5.93)%	4.84%	8.30%

B	9/15/10	(6.61)%	4.06%	7.49%

C	9/15/10	(6.66)%	4.05%	7.49%

I	9/15/10	(5.71)%	5.11%	8.57%

R1	9/15/10	(6.64)%	4.05%	7.49%

R2	9/15/10	(6.12)%	4.58%	8.04%

R3	9/15/10	(5.96)%	4.83%	8.30%

R4	9/15/10	(5.69)%	5.09%	8.57%
R6	8/29/16	(5.52)%	N/A	6.12%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		0.86%	9.12%	12.73%

MFS Lifetime 2050 Fund Blended Index (f)(z)		(4.26)%	4.91%	8.36%

Bloomberg Barclays U.S. Aggregate Bond Index (f)		10.84%	3.80%	3.64%

Bloomberg Commodity Index (f)		(23.18)%	(9.07)%	(7.56)%

FTSE EPRA Nareit Developed Real Estate Index (net div) (f)		(17.51)%	(0.40)%	4.65%
MSCI EAFE Index (net div) (f)		(11.34)%	(0.17)%	3.68%

With sales charge
A With Initial Sales Charge (5.75%)		(11.34)%	3.60%	7.64%
B With CDSC (Declining over six years from 4% to 0%) (v)		(10.23)%	3.72%	7.49%
C With CDSC (1% for 12 months) (v)		(7.56)%	4.05%	7.49%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2050 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/20	4/30/19

Standard & Poor’s 500 Stock Index	57.00%	57.00%

MSCI EAFE Index (net div)	28.00%	28.00%

Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%

Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2055 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/20

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)

A	11/02/12	(5.87)%	4.84%	7.65%

B	11/02/12	(6.61)%	4.05%	6.85%

C	11/02/12	(6.59)%	4.05%	6.85%

I	11/02/12	(5.65)%	5.01%	7.86%

R1	11/02/12	(6.60)%	4.03%	6.84%

R2	11/02/12	(6.12)%	4.57%	7.38%

R3	11/02/12	(5.88)%	4.83%	7.65%

R4	11/02/12	(5.67)%	5.10%	7.92%
R6	8/29/16	(5.50)%	N/A	6.11%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		0.86%	9.12%	12.28%

MFS Lifetime 2055 Fund Blended Index (f)(z)		(4.26)%	4.91%	7.90%

Bloomberg Barclays U.S. Aggregate Bond Index (f)		10.84%	3.80%	3.22%

Bloomberg Commodity Index (f)		(23.18)%	(9.07)%	(10.07)%

FTSE EPRA Nareit Developed Real Estate Index (net div) (f)		(17.51)%	(0.40)%	2.99%
MSCI EAFE Index (net div) (f)		(11.34)%	(0.17)%	3.85%

With sales charge
A With Initial Sales Charge (5.75%)		(11.28)%	3.60%	6.80%
B With CDSC (Declining over six years from 4% to 0%) (v)		(10.24)%	3.71%	6.85%
C With CDSC (1% for 12 months) (v)		(7.50)%	4.05%	6.85%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2055 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/20	4/30/19

Standard & Poor’s 500 Stock Index	57.00%	57.00%

MSCI EAFE Index (net div)	28.00%	28.00%

Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%

Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2060 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/20

Without sales charge

Share Class	Class Inception Date	1-yr	Life (t)

A	12/06/16	(5.83)%	6.30%

B	12/06/16	(6.53)%	5.53%

C	12/06/16	(6.53)%	5.53%

I	12/06/16	(5.58)%	6.59%

R1	12/06/16	(6.46)%	5.54%

R2	12/06/16	(6.03)%	6.07%

R3	12/06/16	(5.78)%	6.32%

R4	12/06/16	(5.55)%	6.58%
R6	12/06/16	(5.50)%	6.67%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		0.86%	10.69%

MFS Lifetime 2060 Fund Blended Index (f)(z)		(4.26)%	6.84%

Bloomberg Barclays U.S. Aggregate Bond Index (f)		10.84%	5.10%

Bloomberg Commodity Index (f)		(23.18)%	(8.93)%

FTSE EPRA Nareit Developed Real Estate Index (net div) (f)		(17.51)%	0.07%
MSCI EAFE Index (net div) (f)		(11.34)%	3.18%

With sales charge
A With Initial Sales Charge (5.75%)		(11.24)%	4.46%
B With CDSC (Declining over six years from 4% to 0%) (v)		(10.20)%	4.75%
C With CDSC (1% for 12 months) (v)		(7.45)%	5.53%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2060 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/20	4/30/19

Standard & Poor’s 500 Stock Index	57.00%	57.00%

MSCI EAFE Index (net div)	28.00%	28.00%

Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%

Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%

Benchmark Definition(s)

Bloomberg Barclays U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Bloomberg Commodity Index – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.

FTSE EPRA Nareit Developed Real Estate Index (net div) – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate. FTSE International Limited (“FTSE”)© FTSE 2019. “FTSE®” is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. “FT-SE®”, “FOOTSIE®” and “FTSE4GOOD®” are trademarks of the London Stock Exchange Group companies. “Nareit®” is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”) and “EPRA®” is a trademark of the European Public Real Estate Association (“EPRA”) and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

MSCI EAFE (Europe, Australasia, Far East) Index (net div) – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada. Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS’s product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

It is not possible to invest directly in an index.

Notes to Performance Summary

Class 529 shares, which currently are only offered by the MFS Lifetime Income Fund, are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance Summary – continued

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods, for certain classes for certain funds.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, November 1, 2019 through April 30, 2020

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	0.23%	$1,000.00	$987.04	$1.14
	Hypothetical (h)	0.23%	$1,000.00	$1,023.72	$1.16
B	Actual	0.98%	$1,000.00	$983.31	$4.83
	Hypothetical (h)	0.98%	$1,000.00	$1,019.99	$4.92
C	Actual	0.98%	$1,000.00	$982.51	$4.83
	Hypothetical (h)	0.98%	$1,000.00	$1,019.99	$4.92
I	Actual	0.00%	$1,000.00	$987.51	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	0.98%	$1,000.00	$982.55	$4.83
	Hypothetical (h)	0.98%	$1,000.00	$1,019.99	$4.92
R2	Actual	0.48%	$1,000.00	$985.01	$2.37
	Hypothetical (h)	0.48%	$1,000.00	$1,022.48	$2.41
R3	Actual	0.23%	$1,000.00	$987.04	$1.14
	Hypothetical (h)	0.23%	$1,000.00	$1,023.72	$1.16
R4	Actual	0.00%	$1,000.00	$988.29	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$987.99	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
529A	Actual	0.27%	$1,000.00	$986.49	$1.33
	Hypothetical (h)	0.27%	$1,000.00	$1,023.52	$1.36
529B	Actual	1.02%	$1,000.00	$982.77	$5.03
	Hypothetical (h)	1.02%	$1,000.00	$1,019.79	$5.12
529C	Actual	1.03%	$1,000.00	$982.68	$5.08
	Hypothetical (h)	1.03%	$1,000.00	$1,019.74	$5.17

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime Income Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	0.24%	$1,000.00	$984.41	$1.18
	Hypothetical (h)	0.24%	$1,000.00	$1,023.67	$1.21
B	Actual	0.99%	$1,000.00	$980.77	$4.88
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
C	Actual	0.99%	$1,000.00	$980.19	$4.87
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
I	Actual	0.00%	$1,000.00	$985.47	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$980.00	$4.92
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$983.53	$2.47
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$984.64	$1.23
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$985.45	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$985.99	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2020 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2025 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	0.24%	$1,000.00	$972.23	$1.18
	Hypothetical (h)	0.24%	$1,000.00	$1,023.67	$1.21
B	Actual	1.00%	$1,000.00	$968.10	$4.89
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.01%	$1,000.00	$967.66	$4.94
	Hypothetical (h)	1.01%	$1,000.00	$1,019.84	$5.07
I	Actual	0.00%	$1,000.00	$972.16	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.01%	$1,000.00	$967.87	$4.94
	Hypothetical (h)	1.01%	$1,000.00	$1,019.84	$5.07
R2	Actual	0.51%	$1,000.00	$970.37	$2.50
	Hypothetical (h)	0.51%	$1,000.00	$1,022.33	$2.56
R3	Actual	0.26%	$1,000.00	$971.46	$1.27
	Hypothetical (h)	0.26%	$1,000.00	$1,023.57	$1.31
R4	Actual	0.00%	$1,000.00	$972.16	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$974.07	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2025 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A and Class B shares, this rebate reduced the expense ratios above by 0.02% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	0.24%	$1,000.00	$949.26	$1.16
	Hypothetical (h)	0.24%	$1,000.00	$1,023.67	$1.21
B	Actual	0.99%	$1,000.00	$945.44	$4.79
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
C	Actual	0.99%	$1,000.00	$945.41	$4.79
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
I	Actual	0.00%	$1,000.00	$950.41	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$945.69	$4.84
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.49%	$1,000.00	$947.80	$2.37
	Hypothetical (h)	0.49%	$1,000.00	$1,022.43	$2.46
R3	Actual	0.25%	$1,000.00	$949.62	$1.21
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$949.85	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$950.40	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2035 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	0.25%	$1,000.00	$924.26	$1.20
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$920.46	$4.77
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	0.99%	$1,000.00	$921.04	$4.73
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
I	Actual	0.00%	$1,000.00	$925.72	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$920.13	$4.77
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$923.42	$2.39
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$923.97	$1.20
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$925.37	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$925.85	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2035 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class C shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	0.24%	$1,000.00	$917.47	$1.14
	Hypothetical (h)	0.24%	$1,000.00	$1,023.67	$1.21
B	Actual	0.99%	$1,000.00	$914.06	$4.71
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
C	Actual	1.00%	$1,000.00	$914.31	$4.76
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$919.17	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$914.42	$4.76
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$916.75	$2.38
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$917.98	$1.19
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$918.95	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$919.56	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2040 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A and Class B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2045 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	0.25%	$1,000.00	$910.27	$1.19
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$907.32	$4.74
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	0.97%	$1,000.00	$907.38	$4.60
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
I	Actual	0.00%	$1,000.00	$911.85	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$906.85	$4.74
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$909.90	$2.37
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$910.74	$1.19
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$912.30	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$912.82	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2045 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class C shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	0.25%	$1,000.00	$910.67	$1.19
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$907.45	$4.74
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$907.33	$4.74
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$911.78	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$907.52	$4.74
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$909.90	$2.37
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$910.69	$1.19
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$912.00	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$912.66	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2055 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	0.25%	$1,000.00	$910.98	$1.19
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$907.58	$4.74
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	0.99%	$1,000.00	$907.57	$4.70
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
I	Actual	0.00%	$1,000.00	$912.04	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$907.48	$4.74
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$909.50	$2.37
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$910.86	$1.19
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$911.99	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$912.53	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2055 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class C shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2060 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	0.24%	$1,000.00	$911.23	$1.14
	Hypothetical (h)	0.24%	$1,000.00	$1,023.67	$1.21
B	Actual	0.99%	$1,000.00	$907.98	$4.70
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
C	Actual	0.98%	$1,000.00	$907.93	$4.65
	Hypothetical (h)	0.98%	$1,000.00	$1,019.99	$4.92
I	Actual	0.00%	$1,000.00	$912.40	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	0.99%	$1,000.00	$908.02	$4.70
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
R2	Actual	0.49%	$1,000.00	$910.00	$2.33
	Hypothetical (h)	0.49%	$1,000.00	$1,022.43	$2.46
R3	Actual	0.24%	$1,000.00	$911.00	$1.14
	Hypothetical (h)	0.24%	$1,000.00	$1,023.67	$1.21
R4	Actual	0.00%	$1,000.00	$912.60	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$913.15	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2060 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class C shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

4/30/20

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME INCOME FUND

Investment Companies (h) - 100.0%

Issuer	Shares/Par	Value ($)
Bond Funds - 69.4%
MFS Emerging Markets Debt Fund - Class R6	884,444	$11,816,178
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,010,422	5,941,280
MFS Global Bond Fund - Class R6	3,274,395	29,305,837
MFS Government Securities Fund - Class R6	5,422,760	56,613,616
MFS High Income Fund - Class R6	5,698,505	17,950,290
MFS Inflation-Adjusted Bond Fund - Class R6	5,239,148	56,844,752
MFS Limited Maturity Fund - Class R6	19,474,000	115,480,821
MFS Total Return Bond Fund - Class R6	10,636,246	117,955,963
		$411,908,737
International Stock Funds - 5.1%
MFS Blended Research International Equity Fund - Class R6	1,627,986	$15,156,550
MFS International Growth Fund - Class R6	94,097	3,064,734
MFS International Intrinsic Value Fund - Class R6	72,128	3,042,349
MFS Research International Fund - Class R6	542,918	9,093,886
		$30,357,519
Specialty Funds - 4.0%
MFS Commodity Strategy Fund - Class R6	2,784,721	$11,194,579
MFS Global Real Estate Fund - Class R6	853,827	12,389,028
		$23,583,607
U.S. Stock Funds - 21.3%
MFS Blended Research Core Equity Fund - Class R6	498,167	$12,628,522
MFS Blended Research Growth Equity Fund - Class R6	856,882	12,793,246
MFS Blended Research Mid Cap Equity Fund - Class R6	1,905,155	19,165,862
MFS Blended Research Small Cap Equity Fund - Class R6	596,205	6,456,901
MFS Blended Research Value Equity Fund - Class R6	1,124,794	12,541,458
MFS Growth Fund - Class R6	98,618	12,595,516
MFS Mid Cap Growth Fund - Class R6	444,613	9,474,698
MFS Mid Cap Value Fund - Class R6	481,503	9,553,023
MFS New Discovery Fund - Class R6	111,021	3,278,456
MFS New Discovery Value Fund - Class R6	257,388	3,250,810
MFS Research Fund - Class R6	298,653	12,588,213
MFS Value Fund - Class R6	334,317	12,463,332
		$126,790,037
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.41% (v)	1,176,502	$1,176,620
Total Investment Companies (Identified Cost, $540,433,323)		$593,816,520

Other Assets, Less Liabilities - (0.0)%		(145,820)
Net Assets - 100.0%		$593,670,700

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2020 FUND

Investment Companies (h) - 100.1%

Issuer	Shares/Par	Value ($)
Bond Funds - 68.4%
MFS Emerging Markets Debt Fund - Class R6	502,270	$6,710,335
MFS Emerging Markets Debt Local Currency Fund - Class R6	602,908	3,545,097
MFS Global Bond Fund - Class R6	1,776,359	15,898,413
MFS Government Securities Fund - Class R6	2,971,257	31,019,919
MFS High Income Fund - Class R6	3,277,621	10,324,507
MFS Inflation-Adjusted Bond Fund - Class R6	2,864,385	31,078,577
MFS Limited Maturity Fund - Class R6	10,109,415	59,948,834
MFS Total Return Bond Fund - Class R6	5,612,908	62,247,148
		$220,772,830
International Stock Funds - 5.4%
MFS Blended Research International Equity Fund - Class R6	933,597	$8,691,790
MFS International Growth Fund - Class R6	56,192	1,830,175
MFS International Intrinsic Value Fund - Class R6	43,188	1,821,651
MFS Research International Fund - Class R6	304,291	5,096,873
		$17,440,489
Specialty Funds - 4.0%
MFS Commodity Strategy Fund - Class R6	1,531,328	$6,155,938
MFS Global Real Estate Fund - Class R6	463,064	6,719,056
		$12,874,994
U.S. Stock Funds - 22.3%
MFS Blended Research Core Equity Fund - Class R6	286,083	$7,252,202
MFS Blended Research Growth Equity Fund - Class R6	493,010	7,360,640
MFS Blended Research Mid Cap Equity Fund - Class R6	1,074,348	10,807,938
MFS Blended Research Small Cap Equity Fund - Class R6	325,798	3,528,387
MFS Blended Research Value Equity Fund - Class R6	644,494	7,186,107
MFS Growth Fund - Class R6	56,649	7,235,262
MFS Mid Cap Growth Fund - Class R6	251,490	5,359,252
MFS Mid Cap Value Fund - Class R6	271,094	5,378,512
MFS New Discovery Fund - Class R6	60,942	1,799,630
MFS New Discovery Value Fund - Class R6	140,383	1,773,031
MFS Research Fund - Class R6	171,348	7,222,329
MFS Value Fund - Class R6	191,250	7,129,787
		$72,033,077
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.41% (v)	111,149	$111,160
Total Investment Companies (Identified Cost, $289,425,808)		$323,232,550

Other Assets, Less Liabilities - (0.1)%		(224,543)
Net Assets - 100.0%		$323,008,007

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2025 FUND

Investment Companies (h) - 100.1%

Issuer	Shares/Par	Value ($)
Bond Funds - 56.7%
MFS Emerging Markets Debt Fund - Class R6	725,477	$9,692,373
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,109,213	6,522,169
MFS Global Bond Fund - Class R6	1,790,742	16,027,142
MFS Government Securities Fund - Class R6	3,021,128	31,540,573
MFS High Income Fund - Class R6	5,132,876	16,168,559
MFS Inflation-Adjusted Bond Fund - Class R6	2,826,892	30,671,779
MFS Limited Maturity Fund - Class R6	4,875,353	28,910,845
MFS Total Return Bond Fund - Class R6	4,149,959	46,023,045
		$185,556,485
International Stock Funds - 8.5%
MFS Blended Research International Equity Fund - Class R6	1,480,635	$13,784,718
MFS International Growth Fund - Class R6	106,458	3,467,332
MFS International Intrinsic Value Fund - Class R6	81,507	3,437,958
MFS International New Discovery Fund - Class R6	10,768	317,978
MFS Research International Fund - Class R6	411,724	6,896,371
		$27,904,357
Specialty Funds - 4.2%
MFS Commodity Strategy Fund - Class R6	1,642,491	$6,602,813
MFS Global Real Estate Fund - Class R6	486,191	7,054,639
		$13,657,452
U.S. Stock Funds - 30.5%
MFS Blended Research Core Equity Fund - Class R6	414,727	$10,513,321
MFS Blended Research Growth Equity Fund - Class R6	709,378	10,591,015
MFS Blended Research Mid Cap Equity Fund - Class R6	1,474,255	14,831,006
MFS Blended Research Small Cap Equity Fund - Class R6	340,333	3,685,807
MFS Blended Research Value Equity Fund - Class R6	941,522	10,497,965
MFS Growth Fund - Class R6	81,778	10,444,694
MFS Mid Cap Growth Fund - Class R6	340,880	7,264,159
MFS Mid Cap Value Fund - Class R6	373,408	7,408,421
MFS New Discovery Fund - Class R6	62,505	1,845,781
MFS New Discovery Value Fund - Class R6	147,606	1,864,267
MFS Research Fund - Class R6	248,080	10,456,583
MFS Value Fund - Class R6	278,906	10,397,593
		$99,800,612
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.41% (v)	784,353	$784,432
Total Investment Companies (Identified Cost, $305,860,012)		$327,703,338

Other Assets, Less Liabilities - (0.1)%		(233,482)
Net Assets - 100.0%		$327,469,856

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2030 FUND

Investment Companies (h) - 100.1%

Issuer	Shares/Par	Value ($)
Bond Funds - 36.4%
MFS Emerging Markets Debt Fund - Class R6	1,301,087	$17,382,522
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,984,801	11,670,628
MFS Global Bond Fund - Class R6	3,030,859	27,126,192
MFS Government Securities Fund - Class R6	4,869,683	50,839,494
MFS High Income Fund - Class R6	9,330,126	29,389,897
MFS Inflation-Adjusted Bond Fund - Class R6	3,546,107	38,475,262
MFS Total Return Bond Fund - Class R6	3,919,303	43,465,069
		$218,349,064
International Stock Funds - 13.7%
MFS Blended Research Emerging Markets Equity Fund - Class R6	26,775	$297,208
MFS Blended Research International Equity Fund - Class R6	3,992,561	37,170,740
MFS Emerging Markets Equity Fund - Class R6	10,129	298,001
MFS International Growth Fund - Class R6	295,437	9,622,368
MFS International Intrinsic Value Fund - Class R6	226,111	9,537,354
MFS International New Discovery Fund - Class R6	228,696	6,753,391
MFS Research International Fund - Class R6	1,083,451	18,147,804
		$81,826,866
Specialty Funds - 6.0%
MFS Commodity Strategy Fund - Class R6	4,301,121	$17,290,506
MFS Global Real Estate Fund - Class R6	1,303,766	18,917,648
		$36,208,154
U.S. Stock Funds - 43.9%
MFS Blended Research Core Equity Fund - Class R6	980,683	$24,860,305
MFS Blended Research Growth Equity Fund - Class R6	1,750,620	26,136,753
MFS Blended Research Mid Cap Equity Fund - Class R6	4,518,217	45,453,257
MFS Blended Research Small Cap Equity Fund - Class R6	913,103	9,888,907
MFS Blended Research Value Equity Fund - Class R6	2,300,663	25,652,391
MFS Growth Fund - Class R6	201,357	25,717,261
MFS Mid Cap Growth Fund - Class R6	1,050,630	22,388,925
MFS Mid Cap Value Fund - Class R6	1,142,384	22,664,905
MFS New Discovery Fund - Class R6	170,220	5,026,607
MFS New Discovery Value Fund - Class R6	394,709	4,985,177
MFS Research Fund - Class R6	588,051	24,786,357
MFS Value Fund - Class R6	683,594	25,484,392
		$263,045,237
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.41% (v)	839,003	$839,087
Total Investment Companies (Identified Cost, $516,325,405)		$600,268,408

Other Assets, Less Liabilities - (0.1)%		(366,332)
Net Assets - 100.0%		$599,902,076

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2035 FUND

Investment Companies (h) - 100.1%

Issuer	Shares/Par	Value ($)
Bond Funds - 18.8%
MFS Emerging Markets Debt Fund - Class R6	693,411	$9,263,971
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,057,662	6,219,054
MFS Global Bond Fund - Class R6	687,519	6,153,290
MFS High Income Fund - Class R6	4,884,936	15,387,549
MFS Inflation-Adjusted Bond Fund - Class R6	1,438,901	15,612,071
MFS Total Return Bond Fund - Class R6	863,919	9,580,865
		$62,216,800
International Stock Funds - 20.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	155,431	$1,725,287
MFS Blended Research International Equity Fund - Class R6	3,030,256	28,211,679
MFS Emerging Markets Equity Fund - Class R6	58,603	1,724,092
MFS International Growth Fund - Class R6	257,361	8,382,249
MFS International Intrinsic Value Fund - Class R6	197,159	8,316,177
MFS International New Discovery Fund - Class R6	235,479	6,953,686
MFS Research International Fund - Class R6	689,884	11,555,555
		$66,868,725
Specialty Funds - 7.9%
MFS Commodity Strategy Fund - Class R6	3,198,299	$12,857,163
MFS Global Real Estate Fund - Class R6	925,034	13,422,244
		$26,279,407
U.S. Stock Funds - 53.2%
MFS Blended Research Core Equity Fund - Class R6	532,471	$13,498,142
MFS Blended Research Growth Equity Fund - Class R6	1,260,971	18,826,303
MFS Blended Research Mid Cap Equity Fund - Class R6	3,068,815	30,872,275
MFS Blended Research Small Cap Equity Fund - Class R6	647,289	7,010,141
MFS Blended Research Value Equity Fund - Class R6	1,656,780	18,473,097
MFS Growth Fund - Class R6	146,166	18,668,259
MFS Mid Cap Growth Fund - Class R6	714,800	15,232,388
MFS Mid Cap Value Fund - Class R6	775,144	15,378,861
MFS New Discovery Fund - Class R6	119,547	3,530,219
MFS New Discovery Value Fund - Class R6	280,833	3,546,925
MFS Research Fund - Class R6	318,404	13,420,713
MFS Value Fund - Class R6	491,845	18,335,984
		$176,793,307
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.41% (v)	393,216	$393,256
Total Investment Companies (Identified Cost, $316,129,812)		$332,551,495

Other Assets, Less Liabilities - (0.1)%		(233,779)
Net Assets - 100.0%		$332,317,716

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2040 FUND

Investment Companies (h) - 100.1%

Issuer	Shares/Par	Value ($)
Bond Funds - 11.5%
MFS Emerging Markets Debt Fund - Class R6	433,197	$5,787,512
MFS Emerging Markets Debt Local Currency Fund - Class R6	659,944	3,880,472
MFS Global Bond Fund - Class R6	429,622	3,845,114
MFS High Income Fund - Class R6	3,056,961	9,629,426
MFS Inflation-Adjusted Bond Fund - Class R6	1,402,339	15,215,380
MFS Total Return Bond Fund - Class R6	1,037,553	11,506,462
		$49,864,366
International Stock Funds - 24.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	299,049	$3,319,443
MFS Blended Research International Equity Fund - Class R6	4,531,530	42,188,549
MFS Emerging Markets Equity Fund - Class R6	112,784	3,318,102
MFS International Growth Fund - Class R6	401,837	13,087,824
MFS International Intrinsic Value Fund - Class R6	308,174	12,998,766
MFS International New Discovery Fund - Class R6	454,446	13,419,787
MFS Research International Fund - Class R6	964,383	16,153,423
		$104,485,894
Specialty Funds - 8.9%
MFS Commodity Strategy Fund - Class R6	4,714,037	$18,950,430
MFS Global Real Estate Fund - Class R6	1,356,894	19,688,527
		$38,638,957
U.S. Stock Funds - 55.6%
MFS Blended Research Core Equity Fund - Class R6	692,576	$17,556,812
MFS Blended Research Growth Equity Fund - Class R6	1,718,864	25,662,641
MFS Blended Research Mid Cap Equity Fund - Class R6	4,236,440	42,618,586
MFS Blended Research Small Cap Equity Fund - Class R6	950,494	10,293,849
MFS Blended Research Value Equity Fund - Class R6	2,257,210	25,167,888
MFS Growth Fund - Class R6	198,318	25,329,193
MFS Mid Cap Growth Fund - Class R6	982,003	20,926,484
MFS Mid Cap Value Fund - Class R6	1,070,936	21,247,370
MFS New Discovery Fund - Class R6	176,434	5,210,093
MFS New Discovery Value Fund - Class R6	411,822	5,201,311
MFS Research Fund - Class R6	414,319	17,463,530
MFS Value Fund - Class R6	670,590	24,999,616
		$241,677,373
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.41% (v)	113,296	$113,308
Total Investment Companies (Identified Cost, $363,856,911)		$434,779,898

Other Assets, Less Liabilities - (0.1)%		(299,786)
Net Assets - 100.0%		$434,480,112

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2045 FUND

Investment Companies (h) - 100.1%

Issuer	Shares/Par	Value ($)
Bond Funds - 5.2%
MFS Inflation-Adjusted Bond Fund - Class R6	556,369	$6,036,606
MFS Total Return Bond Fund - Class R6	537,448	5,960,294
		$11,996,900
International Stock Funds - 27.7%
MFS Blended Research Emerging Markets Equity Fund - Class R6	204,973	$2,275,197
MFS Blended Research International Equity Fund - Class R6	2,665,527	24,816,053
MFS Emerging Markets Equity Fund - Class R6	76,993	2,265,132
MFS International Growth Fund - Class R6	246,930	8,042,500
MFS International Intrinsic Value Fund - Class R6	194,460	8,202,342
MFS International New Discovery Fund - Class R6	309,408	9,136,821
MFS Research International Fund - Class R6	542,657	9,089,514
		$63,827,559
Specialty Funds - 9.7%
MFS Commodity Strategy Fund - Class R6	2,753,511	$11,069,112
MFS Global Real Estate Fund - Class R6	774,516	11,238,226
		$22,307,338
U.S. Stock Funds - 57.3%
MFS Blended Research Core Equity Fund - Class R6	364,668	$9,244,335
MFS Blended Research Growth Equity Fund - Class R6	965,613	14,416,602
MFS Blended Research Mid Cap Equity Fund - Class R6	2,278,197	22,918,666
MFS Blended Research Small Cap Equity Fund - Class R6	533,022	5,772,624
MFS Blended Research Value Equity Fund - Class R6	1,219,682	13,599,456
MFS Growth Fund - Class R6	111,806	14,279,852
MFS Mid Cap Growth Fund - Class R6	544,412	11,601,424
MFS Mid Cap Value Fund - Class R6	572,563	11,359,658
MFS New Discovery Fund - Class R6	100,821	2,977,241
MFS New Discovery Value Fund - Class R6	230,914	2,916,437
MFS Research Fund - Class R6	219,287	9,242,965
MFS Value Fund - Class R6	364,876	13,602,572
		$131,931,832
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.41% (v)	365,439	$365,476
Total Investment Companies (Identified Cost, $221,696,576)		$230,429,105

Other Assets, Less Liabilities - (0.1)%		(201,769)
Net Assets - 100.0%		$230,227,336

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2050 FUND

Investment Companies (h) - 100.1%

Issuer	Shares/Par	Value ($)
Bond Funds - 5.2%
MFS Inflation-Adjusted Bond Fund - Class R6	579,539	$6,287,997
MFS Total Return Bond Fund - Class R6	557,091	6,178,134
		$12,466,131
International Stock Funds - 27.7%
MFS Blended Research Emerging Markets Equity Fund - Class R6	210,733	$2,339,143
MFS Blended Research International Equity Fund - Class R6	2,747,384	25,578,145
MFS Emerging Markets Equity Fund - Class R6	79,186	2,329,644
MFS International Growth Fund - Class R6	253,719	8,263,622
MFS International Intrinsic Value Fund - Class R6	200,832	8,471,101
MFS International New Discovery Fund - Class R6	318,948	9,418,526
MFS Research International Fund - Class R6	559,196	9,366,533
		$65,766,714
Specialty Funds - 9.7%
MFS Commodity Strategy Fund - Class R6	2,828,528	$11,370,682
MFS Global Real Estate Fund - Class R6	800,906	11,621,151
		$22,991,833
U.S. Stock Funds - 57.4%
MFS Blended Research Core Equity Fund - Class R6	375,001	$9,506,278
MFS Blended Research Growth Equity Fund - Class R6	1,001,622	14,954,213
MFS Blended Research Mid Cap Equity Fund - Class R6	2,360,702	23,748,658
MFS Blended Research Small Cap Equity Fund - Class R6	554,602	6,006,340
MFS Blended Research Value Equity Fund - Class R6	1,260,462	14,054,148
MFS Growth Fund - Class R6	116,085	14,826,368
MFS Mid Cap Growth Fund - Class R6	560,329	11,940,621
MFS Mid Cap Value Fund - Class R6	594,849	11,801,799
MFS New Discovery Fund - Class R6	104,515	3,086,343
MFS New Discovery Value Fund - Class R6	240,585	3,038,589
MFS Research Fund - Class R6	225,594	9,508,799
MFS Value Fund - Class R6	376,553	14,037,900
		$136,510,056
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.41% (v)	347,448	$347,483
Total Investment Companies (Identified Cost, $219,997,276)		$238,082,217

Other Assets, Less Liabilities - (0.1)%		(204,876)
Net Assets - 100.0%		$237,877,341

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2055 FUND

Investment Companies (h) - 100.1%

Issuer	Shares/Par	Value ($)
Bond Funds - 5.2%
MFS Inflation-Adjusted Bond Fund - Class R6	299,556	$3,250,187
MFS Total Return Bond Fund - Class R6	289,214	3,207,386
		$6,457,573
International Stock Funds - 27.7%
MFS Blended Research Emerging Markets Equity Fund - Class R6	111,383	$1,236,348
MFS Blended Research International Equity Fund - Class R6	1,455,057	13,546,585
MFS Emerging Markets Equity Fund - Class R6	41,955	1,234,307
MFS International Growth Fund - Class R6	133,180	4,337,672
MFS International Intrinsic Value Fund - Class R6	103,390	4,360,966
MFS International New Discovery Fund - Class R6	168,112	4,964,352
MFS Research International Fund - Class R6	295,020	4,941,591
		$34,621,821
Specialty Funds - 9.8%
MFS Commodity Strategy Fund - Class R6	1,519,494	$6,108,364
MFS Global Real Estate Fund - Class R6	426,068	6,182,249
		$12,290,613
U.S. Stock Funds - 57.2%
MFS Blended Research Core Equity Fund - Class R6	196,393	$4,978,574
MFS Blended Research Growth Equity Fund - Class R6	513,354	7,664,373
MFS Blended Research Mid Cap Equity Fund - Class R6	1,247,463	12,549,483
MFS Blended Research Small Cap Equity Fund - Class R6	294,378	3,188,114
MFS Blended Research Value Equity Fund - Class R6	665,031	7,415,091
MFS Growth Fund - Class R6	59,540	7,604,484
MFS Mid Cap Growth Fund - Class R6	292,062	6,223,831
MFS Mid Cap Value Fund - Class R6	315,445	6,258,422
MFS New Discovery Fund - Class R6	54,587	1,611,949
MFS New Discovery Value Fund - Class R6	128,136	1,618,357
MFS Research Fund - Class R6	117,984	4,973,047
MFS Value Fund - Class R6	198,623	7,404,666
		$71,490,391
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.41% (v)	237,813	$237,837
Total Investment Companies (Identified Cost, $124,684,521)		$125,098,235

Other Assets, Less Liabilities - (0.1)%		(141,552)
Net Assets - 100.0%		$124,956,683

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2060 FUND

Investment Companies (h) - 100.2%

Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	55,057	$597,365
MFS Total Return Bond Fund - Class R6	54,063	599,563
		$1,196,928
International Stock Funds - 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	21,643	$240,240
MFS Blended Research International Equity Fund - Class R6	282,982	2,634,560
MFS Emerging Markets Equity Fund - Class R6	8,167	240,279
MFS International Growth Fund - Class R6	25,769	839,284
MFS International Intrinsic Value Fund - Class R6	19,828	836,349
MFS International New Discovery Fund - Class R6	32,520	960,324
MFS Research International Fund - Class R6	57,224	958,500
		$6,709,536
Specialty Funds - 10.0%
MFS Commodity Strategy Fund - Class R6	299,989	$1,205,956
MFS Global Real Estate Fund - Class R6	82,858	1,202,275
		$2,408,231
U.S. Stock Funds - 57.2%
MFS Blended Research Core Equity Fund - Class R6	37,873	$960,085
MFS Blended Research Growth Equity Fund - Class R6	96,863	1,446,163
MFS Blended Research Mid Cap Equity Fund - Class R6	241,272	2,427,196
MFS Blended Research Small Cap Equity Fund - Class R6	57,497	622,689
MFS Blended Research Value Equity Fund - Class R6	128,729	1,435,327
MFS Growth Fund - Class R6	11,313	1,444,959
MFS Mid Cap Growth Fund - Class R6	56,241	1,198,490
MFS Mid Cap Value Fund - Class R6	61,224	1,214,689
MFS New Discovery Fund - Class R6	10,296	304,030
MFS New Discovery Value Fund - Class R6	25,152	317,670
MFS Research Fund - Class R6	22,773	959,872
MFS Value Fund - Class R6	38,475	1,434,364
		$13,765,534
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.41% (v)	15,860	$15,861
Total Investment Companies (Identified Cost, $25,257,576)		$24,096,090

Other Assets, Less Liabilities - (0.2)%		(43,054)
Net Assets - 100.0%		$24,053,036

Portfolio Footnotes:

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:

Affiliated Issuers
Lifetime Income Fund	$593,816,520
Lifetime 2020 Fund	323,232,550
Lifetime 2025 Fund	327,703,338
Lifetime 2030 Fund	600,268,408
Lifetime 2035 Fund	332,551,495
Lifetime 2040 Fund	434,779,898
Lifetime 2045 Fund	230,429,105
Lifetime 2050 Fund	238,082,217
Lifetime 2055 Fund	125,098,235
Lifetime 2060 Fund	24,096,090

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 4/30/20

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

Assets
Investments in affiliated issuers, at value (identified cost, $540,433,323, $289,425,808, $305,860,012, $516,325,405, and $316,129,812, respectively)	$593,816,520	$323,232,550	$327,703,338	$600,268,408	$332,551,495

Receivables for

Investments sold	658,792	45,618	57,159	359,311	60,912

Fund shares sold	575,321	531,313	649,334	1,733,522	1,381,466

Receivable from investment adviser	122,299	75,090	73,817	109,560	84,722
Other assets	1,600	1,024	1,010	1,605	1,002
Total assets	$595,174,532	$323,885,595	$328,484,658	$602,472,406	$334,079,597

Liabilities
Payables for

Distributions	$25,899	$—	$—	$—	$—

Investments purchased	8,468	48,848	47,416	1,010,319	1,117,149

Fund shares reacquired	1,041,702	516,048	663,742	1,084,343	326,789

Payable to affiliates

Administrative services fee	97	97	97	97	97

Shareholder servicing costs	335,114	255,292	244,111	404,213	255,099

Distribution and service fees	10,876	3,654	2,366	6,373	2,638

Program manager fee	445	—	—	—	—

Payable for independent Trustees’ compensation	53	33	28	60	30
Accrued expenses and other liabilities	81,178	53,616	57,042	64,925	60,079
Total liabilities	$1,503,832	$877,588	$1,014,802	$2,570,330	$1,761,881
Net assets	$593,670,700	$323,008,007	$327,469,856	$599,902,076	$332,317,716

Net assets consist of
Paid-in capital	$555,278,078	$293,824,551	$307,349,380	$524,048,902	$317,614,775
Total distributable earnings (loss)	38,392,622	29,183,456	20,120,476	75,853,174	14,702,941
Net assets	$593,670,700	$323,008,007	$327,469,856	$599,902,076	$332,317,716

Statements of Assets and Liabilities – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

Net assets

Class A	$124,123,215	$40,185,954	$26,335,274	$66,731,575	$20,382,361

Class B	5,773,765	2,491,544	1,632,054	6,494,886	1,387,360

Class C	98,285,842	10,400,492	3,851,936	13,473,826	2,631,586

Class I	34,513,052	1,980,041	1,445,270	2,395,297	714,233

Class R1	2,493,006	3,347,884	1,902,167	7,149,741	1,834,595

Class R2	14,259,183	36,926,586	26,607,164	66,342,366	26,572,492

Class R3	67,236,901	88,804,053	95,012,511	158,189,457	96,287,080

Class R4	41,807,331	77,500,016	105,160,280	162,913,239	120,414,904

Class R6	42,065,327	61,371,437	65,523,200	116,211,689	62,093,105

Class 529A	127,305,819	—	—	—	—

Class 529B	4,611,276	—	—	—	—
Class 529C	31,195,983	—	—	—	—
Total net assets	$593,670,700	$323,008,007	$327,469,856	$599,902,076	$332,317,716

Shares of beneficial interest outstanding

Class A	10,100,930	3,166,452	2,066,125	4,567,538	1,478,441

Class B	469,807	197,321	129,136	450,759	101,279

Class C	8,001,049	837,740	306,179	941,608	193,258

Class I	2,807,900	154,841	112,968	163,098	51,695

Class R1	202,644	264,777	150,353	495,477	133,873

Class R2	1,159,912	2,929,512	2,096,082	4,584,844	1,933,095

Class R3	5,471,741	6,998,721	7,462,561	10,859,685	6,977,299

Class R4	3,402,610	6,063,312	8,206,437	11,078,984	8,683,975

Class R6	3,413,244	4,806,161	5,112,234	7,903,098	4,475,396

Class 529A	12,683,692	—	—	—	—

Class 529B	459,437	—	—	—	—
Class 529C	3,108,832	—	—	—	—
Total shares of beneficial interest outstanding	51,281,798	25,418,837	25,642,075	41,045,091	24,028,311

Class A shares

Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.29	$12.69	$12.75	$14.61	$13.79
Offering price per share (100 / 95.75 × net asset value per share)	$12.84	$—	$—	$—	$—
Offering price per share (100 / 94.25 × net asset value per share)	$—	$13.46	$13.53	$15.50	$14.63

Class B shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.29	$12.63	$12.64	$14.41	$13.70

Class C shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.28	$12.41	$12.58	$14.31	$13.62

Class I shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.29	$12.79	$12.79	$14.69	$13.82

Class R1 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.30	$12.64	$12.65	$14.43	$13.70

Statements of Assets and Liabilities – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

Class R2 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.29	$12.61	$12.69	$14.47	$13.75

Class R3 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.29	$12.69	$12.73	$14.57	$13.80

Class R4 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.29	$12.78	$12.81	$14.70	$13.87

Class R6 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.32	$12.77	$12.82	$14.70	$13.87

Class 529A shares

Net asset value and redemption price per share
(net assets / shares of beneficial interest outstanding)	$10.04	$—	$—	$—	$—
Offering price per share (100 / 95.75 × net asset value per share)	$10.49	$—	$—	$—	$—

Class 529B shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.04	$—	$—	$—	$—

Class 529C shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.03	$—	$—	$—	$—

On sales of $100,000 or more, the maximum offering price of Class A and Class 529A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities – continued

At 4/30/20	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

Assets
Investments in affiliated issuers, at value (identified cost, $363,856,911, $221,696,576, $219,997,276, $124,684,521, and $25,257,576, respectively)	$434,779,898	$230,429,105	$238,082,217	$125,098,235	$24,096,090

Receivables for

Fund shares sold	2,373,296	813,590	900,388	817,252	262,077

Receivable from investment adviser	88,470	61,454	65,808	50,983	26,862
Other assets	1,222	757	750	507	159
Total assets	$437,242,886	$231,304,906	$239,049,163	$125,966,977	$24,385,188

Liabilities
Payables for

Distributions	$—	$—	$351	$—	$—

Investments purchased	1,989,294	611,287	793,186	733,824	266,619

Fund shares reacquired	385,737	204,920	113,541	86,739	1,091

Payable to affiliates

Administrative services fee	97	97	97	97	97

Shareholder servicing costs	322,435	202,174	203,541	133,142	17,896

Distribution and service fees	4,241	1,715	2,192	1,315	195

Payable for independent Trustees’ compensation	48	23	24	11	1
Accrued expenses and other liabilities	60,922	57,354	58,890	55,166	46,253
Total liabilities	$2,762,774	$1,077,570	$1,171,822	$1,010,294	$332,152
Net assets	$434,480,112	$230,227,336	$237,877,341	$124,956,683	$24,053,036

Net assets consist of
Paid-in capital	$369,601,295	$221,534,938	$220,345,712	$124,862,198	$25,324,517
Total distributable earnings (loss)	64,878,817	8,692,398	17,531,629	94,485	(1,271,481)
Net assets	$434,480,112	$230,227,336	$237,877,341	$124,956,683	$24,053,036

Statements of Assets and Liabilities – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

Net assets

Class A	$41,909,236	$11,408,736	$14,314,963	$7,729,199	$2,879,448

Class B	3,577,161	723,567	1,359,436	517,174	137,310

Class C	9,201,802	1,960,228	3,029,220	2,125,878	432,228

Class I	1,201,420	394,722	353,656	98,334	102,849

Class R1	4,152,740	995,067	1,184,172	1,596,972	60,039

Class R2	48,085,882	17,299,409	26,544,896	17,485,033	980,409

Class R3	104,521,112	69,136,416	70,610,152	36,674,182	7,252,041

Class R4	144,006,443	90,453,079	76,018,212	37,664,778	4,567,839
Class R6	77,824,316	37,856,112	44,462,634	21,065,133	7,640,873
Total net assets	$434,480,112	$230,227,336	$237,877,341	$124,956,683	$24,053,036

Shares of beneficial interest outstanding

Class A	2,832,695	810,103	842,323	534,203	255,849

Class B	243,602	51,693	81,177	35,895	12,219

Class C	635,311	140,913	181,885	148,785	38,657

Class I	80,599	27,891	20,835	6,788	9,085

Class R1	284,221	71,205	71,033	111,661	5,324

Class R2	3,271,987	1,236,027	1,581,379	1,214,986	87,154

Class R3	7,064,470	4,914,847	4,187,247	2,534,885	643,410

Class R4	9,638,610	6,398,594	4,479,280	2,589,303	404,024
Class R6	5,208,596	2,677,568	2,620,393	1,446,874	674,446
Total shares of beneficial interest outstanding	29,260,091	16,328,841	14,065,552	8,623,380	2,130,168

Class A shares

Net asset value per share
(net assets / shares of beneficial interest outstanding)	$14.79	$14.08	$16.99	$14.47	$11.25
Offering price per share (100 / 94.25 × net asset value per share)	$15.69	$14.94	$18.03	$15.35	$11.94

Class B shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$14.68	$14.00	$16.75	$14.41	$11.24

Class C shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$14.48	$13.91	$16.65	$14.29	$11.18

Class I shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.91	$14.15	$16.97	$14.49	$11.32

Class R1 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.61	$13.97	$16.67	$14.30	$11.28

Class R2 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.70	$14.00	$16.79	$14.39	$11.25

Class R3 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.80	$14.07	$16.86	$14.47	$11.27

Statements of Assets and Liabilities – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

Class R4 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.94	$14.14	$16.97	$14.55	$11.31

Class R6 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.94	$14.14	$16.97	$14.56	$11.33

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 4/30/20

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

Net investment income (loss)
Dividends from affiliated issuers	$15,522,485	$8,748,164	$7,923,810	$13,969,349	$7,035,403
Other	101	69	57	102	55
Excess expense reimbursement from investment adviser	50,353	93,023	82,275	163,151	80,161
Total investment income	$15,572,939	$8,841,256	$8,006,142	$14,132,602	$7,115,619
Expenses

Distribution and service fees	$2,424,739	$723,373	$516,849	$1,233,208	$475,143

Shareholder servicing costs	827,531	527,613	492,170	824,980	506,927

Program manager fees	79,129	—	—	—	—

Administrative services fee	17,500	17,500	17,500	17,500	17,500

Independent Trustees’ compensation	16,514	9,789	9,732	16,542	9,735

Custodian fee	23,595	11,063	10,366	14,664	10,166

Shareholder communications	57,989	17,649	16,017	22,735	16,983

Audit and tax fees	39,208	37,506	36,693	37,570	36,690

Legal fees	4,970	3,409	3,059	5,444	2,864

Registration fees	137,539	126,568	138,138	144,578	138,691
Miscellaneous	38,916	34,378	33,964	40,020	34,061
Total expenses	$3,667,630	$1,508,848	$1,274,488	$2,357,241	$1,248,760
Reduction of expenses by investment adviser and distributor	(1,270,892)	(797,793)	(761,124)	(1,142,724)	(772,446)
Net expenses	$2,396,738	$711,055	$513,364	$1,214,517	$476,314
Net investment income (loss)	$13,176,201	$8,130,201	$7,492,778	$12,918,085	$6,639,305

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)

Investments in affiliated issuers	$228,188	$5,129,062	$(363,990)	$3,285,057	$(1,963,171)
Capital gain distributions from affiliated issuers	2,660,440	1,614,114	2,195,930	6,042,959	3,963,210
Net realized gain (loss)	$2,888,628	$6,743,176	$1,831,940	$9,328,016	$2,000,039
Change in unrealized appreciation or depreciation
Affiliated issuers	$(2,003,984)	$(6,568,255)	$(6,688,693)	$(32,315,729)	$(24,925,627)
Net realized and unrealized gain (loss)	$884,644	$174,921	$(4,856,753)	$(22,987,713)	$(22,925,588)
Change in net assets from operations	$14,060,845	$8,305,122	$2,636,025	$(10,069,628)	$(16,286,283)

See Notes to Financial Statements

Statements of Operations – continued

Year ended 4/30/20	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

Net investment income (loss)
Dividends from affiliated issuers	$9,058,742	$4,480,907	$4,593,093	$2,317,528	$357,294
Other	79	41	46	26	5
Excess expense reimbursement from investment adviser	109,185	49,442	59,378	27,356	7,890
Total investment income	$9,168,006	$4,530,390	$4,652,517	$2,344,910	$365,189
Expenses

Distribution and service fees	$816,465	$328,589	$400,889	$234,968	$28,284

Shareholder servicing costs	660,481	409,885	414,009	279,999	37,393

Administrative services fee	17,500	17,500	17,500	17,500	17,500

Independent Trustees’ compensation	9,987	6,114	9,568	3,415	1,232

Custodian fee	12,015	8,793	8,790	7,082	5,638

Shareholder communications	21,458	17,393	21,390	20,594	8,154

Audit and tax fees	37,528	36,668	36,870	36,644	35,995

Legal fees	3,986	2,131	2,133	1,232	319

Registration fees	139,527	134,369	131,402	126,939	121,012
Miscellaneous	35,456	32,871	33,206	31,735	30,707
Total expenses	$1,754,403	$994,313	$1,075,757	$760,108	$286,234
Reduction of expenses by investment adviser and distributor	(946,866)	(666,048)	(673,691)	(524,758)	(260,300)
Net expenses	$807,537	$328,265	$402,066	$235,350	$25,934
Net investment income (loss)	$8,360,469	$4,202,125	$4,250,451	$2,109,560	$339,255

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)

Investments in affiliated issuers	$734,268	$(483,926)	$(152,675)	$(403,600)	$(106,219)
Capital gain distributions from affiliated issuers	5,788,503	3,165,238	3,244,878	1,635,290	253,858
Net realized gain (loss)	$6,522,771	$2,681,312	$3,092,203	$1,231,690	$147,639
Change in unrealized appreciation or depreciation
Affiliated issuers	$(38,974,485)	$(21,767,424)	$(22,474,353)	$(11,335,462)	$(1,784,565)
Net realized and unrealized gain (loss)	$(32,451,714)	$(19,086,112)	$(19,382,150)	$(10,103,772)	$(1,636,926)
Change in net assets from operations	$(24,091,245)	$(14,883,987)	$(15,131,699)	$(7,994,212)	$(1,297,671)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 4/30/20	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income (loss)	$13,176,201	$8,130,201	$7,492,778	$12,918,085	$6,639,305

Net realized gain (loss)	2,888,628	6,743,176	1,831,940	9,328,016	2,000,039
Net unrealized gain (loss)	(2,003,984)	(6,568,255)	(6,688,693)	(32,315,729)	(24,925,627)
Change in net assets from operations	$14,060,845	$8,305,122	$2,636,025	$(10,069,628)	$(16,286,283)
Total distributions to shareholders	$(21,037,176)	$(16,362,312)	$(11,561,295)	$(32,529,458)	$(12,938,370)
Change in net assets from fund share transactions	$25,991,072	$(11,187,535)	$43,922,853	$53,145,640	$73,008,584
Total change in net assets	$19,014,741	$(19,244,725)	$34,997,583	$10,546,554	$43,783,931

Net assets
At beginning of period	574,655,959	342,252,732	292,472,273	589,355,522	288,533,785
At end of period	$593,670,700	$323,008,007	$327,469,856	$599,902,076	$332,317,716

Year ended 4/30/20	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets

From operations
Net investment income (loss)	$8,360,469	$4,202,125	$4,250,451	$2,109,560	$339,255

Net realized gain (loss)	6,522,771	2,681,312	3,092,203	1,231,690	147,639
Net unrealized gain (loss)	(38,974,485)	(21,767,424)	(22,474,353)	(11,335,462)	(1,784,565)
Change in net assets from operations	$(24,091,245)	$(14,883,987)	$(15,131,699)	$(7,994,212)	$(1,297,671)
Total distributions to shareholders	$(25,567,413)	$(9,201,300)	$(10,246,366)	$(4,557,091)	$(533,610)
Change in net assets from fund share transactions	$57,248,217	$55,249,920	$51,809,993	$34,110,838	$15,825,604
Total change in net assets	$7,589,559	$31,164,633	$26,431,928	$21,559,535	$13,994,323

Net assets
At beginning of period	426,890,553	199,062,703	211,445,413	103,397,148	10,058,713
At end of period	$434,480,112	$230,227,336	$237,877,341	$124,956,683	$24,053,036

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/19	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income (loss)	$13,429,149	$9,297,392	$6,945,816	$14,351,828	$6,013,736

Net realized gain (loss)	6,686,650	9,051,425	3,838,198	19,994,387	5,449,400
Net unrealized gain (loss)	7,671,552	384,845	5,123,265	2,292,247	6,135,730
Change in net assets from operations	$27,787,351	$18,733,662	$15,907,279	$36,638,462	$17,598,866
Total distributions to shareholders	$(20,987,416)	$(18,339,611)	$(10,143,196)	$(28,803,946)	$(9,435,149)
Change in net assets from fund share transactions	$(587,657)	$(17,882,528)	$49,680,033	$15,493,522	$53,588,567
Total change in net assets	$6,212,278	$(17,488,477)	$55,444,116	$23,328,038	$61,752,284

Net assets
At beginning of period	568,443,681	359,741,209	237,028,157	566,027,484	226,781,501
At end of period	$574,655,959	$342,252,732	$292,472,273	$589,355,522	$288,533,785

Year ended 4/30/19	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets

From operations
Net investment income (loss)	$9,679,003	$3,832,443	$4,746,038	$1,926,078	$147,647

Net realized gain (loss)	18,195,926	4,617,171	6,578,663	1,952,341	(16,724)
Net unrealized gain (loss)	748,500	4,085,562	3,595,525	2,678,794	446,750
Change in net assets from operations	$28,623,429	$12,535,176	$14,920,226	$6,557,213	$577,673
Total distributions to shareholders	$(22,289,256)	$(6,197,223)	$(7,384,189)	$(2,720,076)	$(174,213)
Change in net assets from fund share transactions	$(7,743,746)	$31,292,577	$(3,056,119)	$20,085,679	$6,068,672
Total change in net assets	$(1,409,573)	$37,630,530	$4,479,918	$23,922,816	$6,472,132

Net assets
At beginning of period	428,300,126	161,432,173	206,965,495	79,474,332	3,586,581
At end of period	$426,890,553	$199,062,703	$211,445,413	$103,397,148	$10,058,713

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.39	$12.25	$12.20	$12.08	$12.29

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.31	$0.27	$0.21	$0.18
Net realized and unrealized gain (loss)	0.05	0.30	0.20	0.39	(0.11)
Total from investment operations	$0.35	$0.61	$0.47	$0.60	$0.07

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.32)	$(0.27)	$(0.24)	$(0.19)
From net realized gain	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.45)	$(0.47)	$(0.42)	$(0.48)	$(0.28)
Net asset value, end of period (x)	$12.29	$12.39	$12.25	$12.20	$12.08
Total return (%) (r)(s)(t)(x)	2.78	5.18	3.84	5.09	0.58

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	0.45	0.45	0.46	0.38

Expenses after expense reductions (f)(h)	0.23	0.23	0.24	0.25	0.25

Net investment income (loss) (l)	2.37	2.57	2.19	1.74	1.54

Portfolio turnover	15	10	11	25	10
Net assets at end of period (000 omitted)	$124,123	$111,591	$108,482	$115,872	$120,810

	Year ended
Class B	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.40	$12.25	$12.20	$12.08	$12.29

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.22	$0.17	$0.12	$0.09
Net realized and unrealized gain (loss)	0.04	0.31	0.21	0.39	(0.11)
Total from investment operations	$0.24	$0.53	$0.38	$0.51	$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.23)	$(0.18)	$(0.15)	$(0.10)
From net realized gain	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.35)	$(0.38)	$(0.33)	$(0.39)	$(0.19)
Net asset value, end of period (x)	$12.29	$12.40	$12.25	$12.20	$12.08
Total return (%) (r)(s)(t)(x)	1.93	4.48	3.07	4.31	(0.16)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.20	1.20	1.21	1.13

Expenses after expense reductions (f)(h)	0.98	0.99	0.99	1.00	1.00

Net investment income (loss) (l)	1.61	1.81	1.40	0.98	0.79

Portfolio turnover	15	10	11	25	10
Net assets at end of period (000 omitted)	$5,774	$9,111	$11,818	$15,801	$18,088

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Year ended
Class C	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.39	$12.25	$12.19	$12.08	$12.29

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.22	$0.18	$0.12	$0.09
Net realized and unrealized gain (loss)	0.04	0.30	0.21	0.38	(0.11)
Total from investment operations	$0.24	$0.52	$0.39	$0.50	$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.23)	$(0.18)	$(0.15)	$(0.10)
From net realized gain	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.35)	$(0.38)	$(0.33)	$(0.39)	$(0.19)
Net asset value, end of period (x)	$12.28	$12.39	$12.25	$12.19	$12.08
Total return (%) (r)(s)(t)(x)	1.93	4.40	3.15	4.22	(0.16)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.20	1.20	1.21	1.13

Expenses after expense reductions (f)(h)	0.98	0.99	0.99	1.00	1.00

Net investment income (loss) (l)	1.60	1.80	1.43	0.98	0.79

Portfolio turnover	15	10	11	25	10
Net assets at end of period (000 omitted)	$98,286	$112,773	$128,791	$147,518	$153,472

	Year ended
Class I	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.40	$12.25	$12.20	$12.08	$12.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.34	$0.31	$0.24	$0.21
Net realized and unrealized gain (loss)	0.04	0.31	0.19	0.39	(0.12)
Total from investment operations	$0.37	$0.65	$0.50	$0.63	$0.09

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.35)	$(0.30)	$(0.27)	$(0.22)
From net realized gain	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.48)	$(0.50)	$(0.45)	$(0.51)	$(0.31)
Net asset value, end of period (x)	$12.29	$12.40	$12.25	$12.20	$12.08
Total return (%) (r)(s)(t)(x)	2.96	5.53	4.10	5.35	0.75

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	0.20	0.20	0.21	0.13

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.61	2.82	2.46	1.98	1.76

Portfolio turnover	15	10	11	25	10
Net assets at end of period (000 omitted)	$34,513	$34,654	$32,496	$32,683	$26,134
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Year ended
Class R1	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.41	$12.26	$12.21	$12.09	$12.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.21	$0.18	$0.12	$0.10
Net realized and unrealized gain (loss)	0.04	0.32	0.20	0.39	(0.12)
Total from investment operations	$0.24	$0.53	$0.38	$0.51	$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.23)	$(0.18)	$(0.15)	$(0.10)
From net realized gain	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.35)	$(0.38)	$(0.33)	$(0.39)	$(0.19)
Net asset value, end of period (x)	$12.30	$12.41	$12.26	$12.21	$12.09
Total return (%) (r)(s)(t)(x)	1.93	4.48	3.06	4.31	(0.16)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.20	1.20	1.21	1.13

Expenses after expense reductions (f)(h)	0.98	0.98	0.99	1.00	1.00

Net investment income (loss) (l)	1.58	1.72	1.42	0.96	0.79

Portfolio turnover	15	10	11	25	10
Net assets at end of period (000 omitted)	$2,493	$3,977	$4,344	$4,453	$5,332

	Year ended
Class R2	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.40	$12.26	$12.20	$12.08	$12.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.28	$0.24	$0.18	$0.16
Net realized and unrealized gain (loss)	0.05	0.30	0.21	0.39	(0.13)
Total from investment operations	$0.31	$0.58	$0.45	$0.57	$0.03

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.29)	$(0.24)	$(0.21)	$(0.16)
From net realized gain	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.42)	$(0.44)	$(0.39)	$(0.45)	$(0.25)
Net asset value, end of period (x)	$12.29	$12.40	$12.26	$12.20	$12.08
Total return (%) (r)(s)(t)(x)	2.44	4.92	3.67	4.83	0.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	0.70	0.70	0.71	0.63

Expenses after expense reductions (f)(h)	0.48	0.49	0.49	0.50	0.50

Net investment income (loss) (l)	2.07	2.30	1.91	1.49	1.32

Portfolio turnover	15	10	11	25	10
Net assets at end of period (000 omitted)	$14,259	$19,458	$27,110	$31,542	$24,621

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Year ended
Class R3	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.40	$12.25	$12.20	$12.08	$12.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.31	$0.27	$0.21	$0.17
Net realized and unrealized gain (loss)	0.04	0.31	0.20	0.39	(0.11)
Total from investment operations	$0.34	$0.62	$0.47	$0.60	$0.06

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.32)	$(0.27)	$(0.24)	$(0.19)
From net realized gain	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.45)	$(0.47)	$(0.42)	$(0.48)	$(0.28)
Net asset value, end of period (x)	$12.29	$12.40	$12.25	$12.20	$12.08
Total return (%) (r)(s)(t)(x)	2.70	5.26	3.84	5.09	0.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	0.45	0.45	0.47	0.38

Expenses after expense reductions (f)(h)	0.23	0.24	0.24	0.25	0.25

Net investment income (loss) (l)	2.39	2.57	2.21	1.74	1.46

Portfolio turnover	15	10	11	25	10
Net assets at end of period (000 omitted)	$67,237	$54,540	$54,156	$49,628	$33,728

	Year ended
Class R4	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.39	$12.25	$12.20	$12.08	$12.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.34	$0.31	$0.24	$0.21
Net realized and unrealized gain (loss)	0.05	0.30	0.19	0.39	(0.12)
Total from investment operations	$0.38	$0.64	$0.50	$0.63	$0.09

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.35)	$(0.30)	$(0.27)	$(0.22)
From net realized gain	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.48)	$(0.50)	$(0.45)	$(0.51)	$(0.31)
Net asset value, end of period (x)	$12.29	$12.39	$12.25	$12.20	$12.08
Total return (%) (r)(s)(t)(x)	3.04	5.44	4.10	5.35	0.75

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	0.20	0.21	0.21	0.13

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.61	2.82	2.51	2.01	1.78

Portfolio turnover	15	10	11	25	10
Net assets at end of period (000 omitted)	$41,807	$47,906	$52,790	$112,472	$83,522

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

		Year ended
Class R6		4/30/20	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period		$12.43	$12.29	$12.23	$12.37

Income (loss) from investment operations
Net investment income (loss) (d)(l)		$0.34	$0.35	$0.35	$0.11
Net realized and unrealized gain (loss)		0.04	0.30	0.17	0.21
Total from investment operations		$0.38	$0.65	$0.52	$0.32

Less distributions declared to shareholders
From net investment income		$(0.35)	$(0.36)	$(0.31)	$(0.22)
From net realized gain		(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders		$(0.49)	$(0.51)	$(0.46)	$(0.46)
Net asset value, end of period (x)		$12.32	$12.43	$12.29	$12.23
Total return (%) (r)(s)(t)(x)		3.04	5.52	4.28	2.70 (n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)		0.12	0.12	0.10	0.21 (a)

Expenses after expense reductions (f)(h)		0.00	0.00	0.00	0.00 (a)

Net investment income (loss) (l)		2.69	2.84	2.83	1.34 (a)

Portfolio turnover		15	10	11	25
Net assets at end of period (000 omitted)		$42,065	$33,595	$26,728	$6,775

	Year ended
Class 529A	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$10.15	$10.06	$10.04	$9.98	$10.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.25	$0.22	$0.17	$0.15
Net realized and unrealized gain (loss)	0.04	0.25	0.17	0.32	(0.10)
Total from investment operations	$0.28	$0.50	$0.39	$0.49	$0.05

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.26)	$(0.22)	$(0.19)	$(0.15)
From net realized gain	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.39)	$(0.41)	$(0.37)	$(0.43)	$(0.24)
Net asset value, end of period (x)	$10.04	$10.15	$10.06	$10.04	$9.98
Total return (%) (r)(s)(t)(x)	2.71	5.16	3.84	5.08	0.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50	0.50	0.53	0.56	0.48

Expenses after expense reductions (f)(h)	0.27	0.27	0.28	0.29	0.29

Net investment income (loss) (l)	2.33	2.55	2.16	1.70	1.48

Portfolio turnover	15	10	11	25	10
Net assets at end of period (000 omitted)	$127,306	$108,398	$83,713	$73,448	$52,434

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Year ended
Class 529B	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$10.15	$10.06	$10.04	$9.98	$10.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.18	$0.14	$0.10	$0.07
Net realized and unrealized gain (loss)	0.04	0.24	0.17	0.32	(0.10)
Total from investment operations	$0.20	$0.42	$0.31	$0.42	$(0.03)

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.18)	$(0.14)	$(0.12)	$(0.07)
From net realized gain	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.31)	$(0.33)	$(0.29)	$(0.36)	$(0.16)
Net asset value, end of period (x)	$10.04	$10.15	$10.06	$10.04	$9.98
Total return (%) (r)(s)(t)(x)	1.94	4.38	3.07	4.30	(0.22)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	1.25	1.28	1.31	1.23

Expenses after expense reductions (f)(h)	1.02	1.02	1.04	1.05	1.04

Net investment income (loss) (l)	1.58	1.78	1.36	0.96	0.73

Portfolio turnover	15	10	11	25	10
Net assets at end of period (000 omitted)	$4,611	$4,492	$3,975	$4,722	$3,456

	Year ended
Class 529C	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$10.15	$10.05	$10.04	$9.98	$10.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.18	$0.14	$0.09	$0.07
Net realized and unrealized gain (loss)	0.03	0.25	0.16	0.33	(0.10)
Total from investment operations	$0.19	$0.43	$0.30	$0.42	$(0.03)

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.18)	$(0.14)	$(0.12)	$(0.07)
From net realized gain	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.31)	$(0.33)	$(0.29)	$(0.36)	$(0.16)
Net asset value, end of period (x)	$10.03	$10.15	$10.05	$10.04	$9.98
Total return (%) (r)(s)(t)(x)	1.83	4.48	2.97	4.30	(0.22)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	1.25	1.28	1.31	1.23

Expenses after expense reductions (f)(h)	1.03	1.03	1.04	1.05	1.04

Net investment income (loss) (l)	1.57	1.79	1.40	0.94	0.74

Portfolio turnover	15	10	11	25	10
Net assets at end of period (000 omitted)	$31,196	$34,160	$34,039	$32,166	$26,047

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.98	$13.01	$12.94	$13.08	$13.52

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.33	$0.29	$0.23	$0.20
Net realized and unrealized gain (loss)	0.04	0.30	0.35	0.60	(0.18)
Total from investment operations	$0.34	$0.63	$0.64	$0.83	$0.02

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.32)	$(0.35)	$(0.21)	$(0.23)
From net realized gain	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$(0.63)	$(0.66)	$(0.57)	$(0.97)	$(0.46)
Net asset value, end of period (x)	$12.69	$12.98	$13.01	$12.94	$13.08
Total return (%) (r)(s)(t)(x)	2.46	5.30	4.94	6.60	0.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	0.48	0.48	0.48	0.40

Expenses after expense reductions (f)(h)	0.24	0.23	0.24	0.25	0.25

Net investment income (loss) (l)	2.32	2.56	2.22	1.73	1.52

Portfolio turnover	16	17	19	35	11
Net assets at end of period (000 omitted)	$40,186	$44,271	$46,580	$50,239	$46,171

	Year ended
Class B	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.91	$12.92	$12.84	$12.98	$13.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.23	$0.19	$0.13	$0.10
Net realized and unrealized gain (loss)	0.03	0.31	0.35	0.59	(0.17)
Total from investment operations	$0.24	$0.54	$0.54	$0.72	$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.21)	$(0.24)	$(0.10)	$(0.13)
From net realized gain	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$(0.52)	$(0.55)	$(0.46)	$(0.86)	$(0.36)
Net asset value, end of period (x)	$12.63	$12.91	$12.92	$12.84	$12.98
Total return (%) (r)(s)(t)(x)	1.72	4.49	4.21	5.75	(0.49)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	1.23	1.23	1.22	1.15

Expenses after expense reductions (f)(h)	0.99	0.98	0.99	1.00	1.00

Net investment income (loss) (l)	1.58	1.81	1.46	0.99	0.77

Portfolio turnover	16	17	19	35	11
Net assets at end of period (000 omitted)	$2,492	$3,148	$4,420	$5,425	$6,376

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Year ended
Class C	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.71	$12.74	$12.67	$12.83	$13.26

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.23	$0.19	$0.13	$0.10
Net realized and unrealized gain (loss)	0.03	0.30	0.34	0.58	(0.18)
Total from investment operations	$0.23	$0.53	$0.53	$0.71	$(0.08)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.22)	$(0.24)	$(0.11)	$(0.12)
From net realized gain	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$(0.53)	$(0.56)	$(0.46)	$(0.87)	$(0.35)
Net asset value, end of period (x)	$12.41	$12.71	$12.74	$12.67	$12.83
Total return (%) (r)(s)(t)(x)	1.64	4.50	4.20	5.76	(0.53)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	1.23	1.23	1.23	1.15

Expenses after expense reductions (f)(h)	0.99	0.98	0.99	1.00	1.00

Net investment income (loss) (l)	1.58	1.82	1.47	0.98	0.76

Portfolio turnover	16	17	19	35	11
Net assets at end of period (000 omitted)	$10,400	$11,881	$13,178	$16,629	$17,196

	Year ended
Class I	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$13.07	$13.10	$13.03	$13.16	$13.60

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.36	$0.33	$0.30	$0.23
Net realized and unrealized gain (loss)	0.05	0.31	0.35	0.57	(0.18)
Total from investment operations	$0.39	$0.67	$0.68	$0.87	$0.05

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.36)	$(0.39)	$(0.24)	$(0.26)
From net realized gain	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$(0.67)	$(0.70)	$(0.61)	$(1.00)	$(0.49)
Net asset value, end of period (x)	$12.79	$13.07	$13.10	$13.03	$13.16
Total return (%) (r)(s)(t)(x)	2.77	5.54	5.19	6.91	0.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.26	0.23	0.23	0.21	0.15

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.54	2.76	2.50	2.25	1.78

Portfolio turnover	16	17	19	35	11
Net assets at end of period (000 omitted)	$1,980	$2,134	$1,742	$1,631	$4,466

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Year ended
Class R1	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.91	$12.94	$12.88	$13.00	$13.42

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.23	$0.20	$0.12	$0.10
Net realized and unrealized gain (loss)	0.03	0.31	0.34	0.60	(0.18)
Total from investment operations	$0.23	$0.54	$0.54	$0.72	$(0.08)

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.23)	$(0.26)	$(0.08)	$(0.11)
From net realized gain	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$(0.50)	$(0.57)	$(0.48)	$(0.84)	$(0.34)
Net asset value, end of period (x)	$12.64	$12.91	$12.94	$12.88	$13.00
Total return (%) (r)(s)(t)(x)	1.64	4.51	4.19	5.73	(0.54)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	1.23	1.23	1.22	1.15

Expenses after expense reductions (f)(h)	0.99	0.98	0.99	1.00	1.00

Net investment income (loss) (l)	1.57	1.82	1.49	0.95	0.78

Portfolio turnover	16	17	19	35	11
Net assets at end of period (000 omitted)	$3,348	$4,510	$4,587	$4,355	$4,794

	Year ended
Class R2	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.88	$12.91	$12.84	$13.00	$13.43

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.30	$0.26	$0.19	$0.17
Net realized and unrealized gain (loss)	0.04	0.30	0.35	0.59	(0.18)
Total from investment operations	$0.31	$0.60	$0.61	$0.78	$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.29)	$(0.32)	$(0.18)	$(0.19)
From net realized gain	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$(0.58)	$(0.63)	$(0.54)	$(0.94)	$(0.42)
Net asset value, end of period (x)	$12.61	$12.88	$12.91	$12.84	$13.00
Total return (%) (r)(s)(t)(x)	2.25	5.04	4.73	6.26	0.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.76	0.73	0.73	0.73	0.65

Expenses after expense reductions (f)(h)	0.49	0.48	0.49	0.50	0.50

Net investment income (loss) (l)	2.05	2.32	1.97	1.49	1.28

Portfolio turnover	16	17	19	35	11
Net assets at end of period (000 omitted)	$36,927	$47,259	$72,233	$76,217	$63,116

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Year ended
Class R3	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.98	$13.01	$12.95	$13.09	$13.53

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.34	$0.30	$0.22	$0.19
Net realized and unrealized gain (loss)	0.04	0.30	0.34	0.61	(0.17)
Total from investment operations	$0.35	$0.64	$0.64	$0.83	$0.02

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.33)	$(0.36)	$(0.21)	$(0.23)
From net realized gain	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$(0.64)	$(0.67)	$(0.58)	$(0.97)	$(0.46)
Net asset value, end of period (x)	$12.69	$12.98	$13.01	$12.95	$13.09
Total return (%) (r)(s)(t)(x)	2.48	5.33	4.90	6.59	0.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	0.48	0.48	0.48	0.40

Expenses after expense reductions (f)(h)	0.24	0.23	0.24	0.25	0.25

Net investment income (loss) (l)	2.34	2.61	2.24	1.71	1.45

Portfolio turnover	16	17	19	35	11
Net assets at end of period (000 omitted)	$88,804	$79,478	$84,245	$74,655	$63,904

	Year ended
Class R4	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$13.07	$13.10	$13.01	$13.15	$13.58

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.37	$0.34	$0.27	$0.23
Net realized and unrealized gain (loss)	0.04	0.30	0.34	0.59	(0.17)
Total from investment operations	$0.38	$0.67	$0.68	$0.86	$0.06

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.36)	$(0.37)	$(0.24)	$(0.26)
From net realized gain	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$(0.67)	$(0.70)	$(0.59)	$(1.00)	$(0.49)
Net asset value, end of period (x)	$12.78	$13.07	$13.10	$13.01	$13.15
Total return (%) (r)(s)(t)(x)	2.69	5.55	5.24	6.83	0.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.26	0.23	0.24	0.23	0.15

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.57	2.82	2.56	2.02	1.76

Portfolio turnover	16	17	19	35	11
Net assets at end of period (000 omitted)	$77,500	$85,763	$87,475	$146,535	$165,273

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Year ended
Class R6	4/30/20	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$13.05	$13.09	$13.02	$13.60

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.38	$0.38	$0.11
Net realized and unrealized gain (loss)	0.04	0.30	0.31	0.32
Total from investment operations	$0.40	$0.68	$0.69	$0.43

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.38)	$(0.40)	$(0.25)
From net realized gain	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$(0.68)	$(0.72)	$(0.62)	$(1.01)
Net asset value, end of period (x)	$12.77	$13.05	$13.09	$13.02
Total return (%) (r)(s)(t)(x)	2.91	5.62	5.33	3.43	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	0.11	0.10	0.16	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.73	2.95	2.82	1.28	(a)

Portfolio turnover	16	17	19	35
Net assets at end of period (000 omitted)	$61,371	$63,809	$45,280	$21,091

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$13.03	$12.83	$12.35	$11.76	$12.19

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.33	$0.29	$0.20	$0.16
Net realized and unrealized gain (loss)	(0.11)	0.35	0.62	0.84	(0.24)
Total from investment operations	$0.19	$0.68	$0.91	$1.04	$(0.08)

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.31)	$(0.35)	$(0.17)	$(0.18)
From net realized gain	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$(0.47)	$(0.48)	$(0.43)	$(0.45)	$(0.35)
Net asset value, end of period (x)	$12.75	$13.03	$12.83	$12.35	$11.76
Total return (%) (r)(s)(t)(x)	1.25	5.70	7.34	9.03	(0.60)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	0.52	0.54	0.55	0.53

Expenses after expense reductions (f)(h)	0.23	0.22	0.23	0.24	0.23

Net investment income (loss) (l)	2.25	2.62	2.28	1.62	1.34

Portfolio turnover	18	14	37	33	10
Net assets at end of period (000 omitted)	$26,335	$19,689	$16,710	$14,518	$12,598

	Year ended
Class B	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.93	$12.72	$12.26	$11.68	$12.11

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.23	$0.19	$0.10	$0.07
Net realized and unrealized gain (loss)	(0.12)	0.36	0.60	0.85	(0.24)
Total from investment operations	$0.08	$0.59	$0.79	$0.95	$(0.17)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.21)	$(0.25)	$(0.09)	$(0.09)
From net realized gain	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$(0.37)	$(0.38)	$(0.33)	$(0.37)	$(0.26)
Net asset value, end of period (x)	$12.64	$12.93	$12.72	$12.26	$11.68
Total return (%) (r)(s)(t)(x)	0.48	4.96	6.40	8.23	(1.37)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	1.27	1.29	1.29	1.28

Expenses after expense reductions (f)(h)	0.99	0.97	1.00	1.00	1.00

Net investment income (loss) (l)	1.49	1.82	1.47	0.86	0.59

Portfolio turnover	18	14	37	33	10
Net assets at end of period (000 omitted)	$1,632	$1,501	$1,472	$1,340	$1,190

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Year ended
Class C	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.86	$12.66	$12.21	$11.63	$12.07

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.22	$0.19	$0.10	$0.07
Net realized and unrealized gain (loss)	(0.11)	0.37	0.60	0.84	(0.24)
Total from investment operations	$0.08	$0.59	$0.79	$0.94	$(0.17)

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.22)	$(0.26)	$(0.08)	$(0.10)
From net realized gain	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$(0.36)	$(0.39)	$(0.34)	$(0.36)	$(0.27)
Net asset value, end of period (x)	$12.58	$12.86	$12.66	$12.21	$11.63
Total return (%) (r)(s)(t)(x)	0.45	4.94	6.42	8.24	(1.37)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	1.27	1.29	1.29	1.28

Expenses after expense reductions (f)(h)	1.00	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.46	1.78	1.50	0.83	0.59

Portfolio turnover	18	14	37	33	10
Net assets at end of period (000 omitted)	$3,852	$4,186	$3,571	$3,311	$2,846

	Year ended
Class I	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$13.08	$12.87	$12.40	$11.79	$12.22

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.41	$0.25	$0.27	$0.19
Net realized and unrealized gain (loss)	(0.12)	0.32	0.68	0.82	(0.25)
Total from investment operations	$0.21	$0.73	$0.93	$1.09	$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.35)	$(0.38)	$(0.20)	$(0.20)
From net realized gain	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$(0.50)	$(0.52)	$(0.46)	$(0.48)	$(0.37)
Net asset value, end of period (x)	$12.79	$13.08	$12.87	$12.40	$11.79
Total return (%) (r)(s)(t)(x)	1.38	6.05	7.44	9.42	(0.39)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.26	0.27	0.32	0.28	0.29

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.49	3.23	1.96	2.25	1.59

Portfolio turnover	18	14	37	33	10
Net assets at end of period (000 omitted)	$1,445	$1,228	$538	$127	$4,563

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Year ended
Class R1	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.95	$12.76	$12.33	$11.79	$12.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.22	$0.20	$0.09	$0.06
Net realized and unrealized gain (loss)	(0.12)	0.37	0.60	0.86	(0.24)
Total from investment operations	$0.07	$0.59	$0.80	$0.95	$(0.18)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.23)	$(0.29)	$(0.13)	$(0.03)
From net realized gain	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$(0.37)	$(0.40)	$(0.37)	$(0.41)	$(0.20)
Net asset value, end of period (x)	$12.65	$12.95	$12.76	$12.33	$11.79
Total return (%) (r)(s)(t)(x)	0.37	4.97	6.46	8.24	(1.40)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	1.27	1.30	1.31	1.26

Expenses after expense reductions (f)(h)	1.00	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.46	1.76	1.58	0.77	0.51

Portfolio turnover	18	14	37	33	10
Net assets at end of period (000 omitted)	$1,902	$1,578	$1,234	$432	$87

	Year ended
Class R2	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$12.96	$12.74	$12.29	$11.73	$12.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.28	$0.26	$0.17	$0.12
Net realized and unrealized gain (loss)	(0.11)	0.37	0.60	0.84	(0.24)
Total from investment operations	$0.14	$0.65	$0.86	$1.01	$(0.12)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.26)	$(0.33)	$(0.17)	$(0.15)
From net realized gain	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$(0.41)	$(0.43)	$(0.41)	$(0.45)	$(0.32)
Net asset value, end of period (x)	$12.69	$12.96	$12.74	$12.29	$11.73
Total return (%) (r)(s)(t)(x)	0.93	5.48	6.95	8.75	(0.89)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.76	0.77	0.79	0.81	0.79

Expenses after expense reductions (f)(h)	0.50	0.49	0.50	0.50	0.50

Net investment income (loss) (l)	1.89	2.21	2.06	1.40	1.02

Portfolio turnover	18	14	37	33	10
Net assets at end of period (000 omitted)	$26,607	$36,121	$35,799	$23,253	$7,489

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Year ended
Class R3	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$13.02	$12.81	$12.35	$11.76	$12.19

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.33	$0.29	$0.20	$0.15
Net realized and unrealized gain (loss)	(0.12)	0.36	0.60	0.85	(0.23)
Total from investment operations	$0.18	$0.69	$0.89	$1.05	$(0.08)

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.31)	$(0.35)	$(0.18)	$(0.18)
From net realized gain	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$(0.47)	$(0.48)	$(0.43)	$(0.46)	$(0.35)
Net asset value, end of period (x)	$12.73	$13.02	$12.81	$12.35	$11.76
Total return (%) (r)(s)(t)(x)	1.17	5.75	7.19	9.08	(0.60)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	0.52	0.54	0.55	0.54

Expenses after expense reductions (f)(h)	0.25	0.24	0.25	0.25	0.25

Net investment income (loss) (l)	2.25	2.56	2.24	1.61	1.27

Portfolio turnover	18	14	37	33	10
Net assets at end of period (000 omitted)	$95,013	$76,112	$63,426	$39,042	$22,370

	Year ended
Class R4	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$13.10	$12.88	$12.40	$11.79	$12.22

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.36	$0.35	$0.22	$0.19
Net realized and unrealized gain (loss)	(0.12)	0.37	0.58	0.87	(0.25)
Total from investment operations	$0.21	$0.73	$0.93	$1.09	$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.34)	$(0.37)	$(0.20)	$(0.20)
From net realized gain	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$(0.50)	$(0.51)	$(0.45)	$(0.48)	$(0.37)
Net asset value, end of period (x)	$12.81	$13.10	$12.88	$12.40	$11.79
Total return (%) (r)(s)(t)(x)	1.37	6.06	7.43	9.42	(0.40)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.26	0.27	0.28	0.30	0.28

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.49	2.82	2.68	1.84	1.59

Portfolio turnover	18	14	37	33	10
Net assets at end of period (000 omitted)	$105,160	$105,032	$81,894	$135,040	$105,570

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Year ended
Class R6	4/30/20	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$13.10	$12.88	$12.41	$12.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.38	$0.40	$0.11
Net realized and unrealized gain (loss)	(0.12)	0.37	0.55	0.48
Total from investment operations	$0.23	$0.75	$0.95	$0.59

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.36)	$(0.40)	$(0.20)
From net realized gain	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$(0.51)	$(0.53)	$(0.48)	$(0.48)
Net asset value, end of period (x)	$12.82	$13.10	$12.88	$12.41
Total return (%) (r)(s)(t)(x)	1.57	6.21	7.57	5.02	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	0.14	0.15	0.20	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.63	2.93	3.08	1.31	(a)

Portfolio turnover	18	14	37	33
Net assets at end of period (000 omitted)	$65,523	$47,026	$32,384	$10,834

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.59	$15.48	$14.57	$13.91	$14.55

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.37	$0.34	$0.19	$0.16
Net realized and unrealized gain (loss)	(0.46)	0.49	1.13	1.42	(0.38)
Total from investment operations	$(0.14)	$0.86	$1.47	$1.61	$(0.22)

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.36)	$(0.36)	$(0.19)	$(0.20)
From net realized gain	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$(0.84)	$(0.75)	$(0.56)	$(0.95)	$(0.42)
Net asset value, end of period (x)	$14.61	$15.59	$15.48	$14.57	$13.91
Total return (%) (r)(s)(t)(x)	(1.36)	6.24	10.09	12.01	(1.51)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.46	0.46	0.47	0.42

Expenses after expense reductions (f)(h)	0.24	0.23	0.23	0.25	0.24

Net investment income (loss) (l)	2.07	2.40	2.18	1.36	1.13

Portfolio turnover	18	18	19	50	6
Net assets at end of period (000 omitted)	$66,732	$63,579	$61,458	$57,961	$44,995

	Year ended
Class B	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.37	$15.26	$14.37	$13.73	$14.37

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.25	$0.21	$0.08	$0.05
Net realized and unrealized gain (loss)	(0.46)	0.50	1.13	1.40	(0.38)
Total from investment operations	$(0.26)	$0.75	$1.34	$1.48	$(0.33)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.25)	$(0.25)	$(0.08)	$(0.09)
From net realized gain	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$(0.70)	$(0.64)	$(0.45)	$(0.84)	$(0.31)
Net asset value, end of period (x)	$14.41	$15.37	$15.26	$14.37	$13.73
Total return (%) (r)(s)(t)(x)	(2.07)	5.44	9.28	11.15	(2.27)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.21	1.21	1.22	1.17

Expenses after expense reductions (f)(h)	0.99	0.99	0.99	1.00	1.00

Net investment income (loss) (l)	1.29	1.67	1.42	0.60	0.37

Portfolio turnover	18	18	19	50	6
Net assets at end of period (000 omitted)	$6,495	$8,727	$8,834	$8,753	$8,498

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Year ended
Class C	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.27	$15.16	$14.29	$13.66	$14.29

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.25	$0.21	$0.09	$0.05
Net realized and unrealized gain (loss)	(0.44)	0.49	1.11	1.38	(0.37)
Total from investment operations	$(0.25)	$0.74	$1.32	$1.47	$(0.32)

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.24)	$(0.25)	$(0.08)	$(0.09)
From net realized gain	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$(0.71)	$(0.63)	$(0.45)	$(0.84)	$(0.31)
Net asset value, end of period (x)	$14.31	$15.27	$15.16	$14.29	$13.66
Total return (%) (r)(s)(t)(x)	(2.05)	5.46	9.21	11.17	(2.20)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.21	1.21	1.22	1.17

Expenses after expense reductions (f)(h)	0.99	0.99	0.99	1.00	1.00

Net investment income (loss) (l)	1.26	1.63	1.42	0.61	0.38

Portfolio turnover	18	18	19	50	6
Net assets at end of period (000 omitted)	$13,474	$15,790	$15,885	$15,827	$15,554

	Year ended
Class I	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.66	$15.55	$14.63	$14.00	$14.63

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.42	$0.38	$0.28	$0.19
Net realized and unrealized gain (loss)	(0.46)	0.48	1.14	1.33	(0.37)
Total from investment operations	$(0.10)	$0.90	$1.52	$1.61	$(0.18)

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.40)	$(0.40)	$(0.22)	$(0.23)
From net realized gain	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$(0.87)	$(0.79)	$(0.60)	$(0.98)	$(0.45)
Net asset value, end of period (x)	$14.69	$15.66	$15.55	$14.63	$14.00
Total return (%) (r)(s)(t)(x)	(1.07)	6.50	10.38	11.95	(1.19)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.21	0.21	0.20	0.17

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.29	2.70	2.48	1.96	1.36

Portfolio turnover	18	18	19	50	6
Net assets at end of period (000 omitted)	$2,395	$2,282	$2,171	$1,743	$12,156
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Year ended
Class R1	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.42	$15.32	$14.44	$13.78	$14.39

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.26	$0.21	$0.08	$0.04
Net realized and unrealized gain (loss)	(0.46)	0.48	1.13	1.40	(0.36)
Total from investment operations	$(0.25)	$0.74	$1.34	$1.48	$(0.32)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.25)	$(0.26)	$(0.06)	$(0.07)
From net realized gain	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$(0.74)	$(0.64)	$(0.46)	$(0.82)	$(0.29)
Net asset value, end of period (x)	$14.43	$15.42	$15.32	$14.44	$13.78
Total return (%) (r)(s)(t)(x)	(2.06)	5.42	9.26	11.13	(2.25)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.21	1.21	1.22	1.17

Expenses after expense reductions (f)(h)	1.00	0.99	0.99	1.00	1.00

Net investment income (loss) (l)	1.38	1.69	1.38	0.57	0.31

Portfolio turnover	18	18	19	50	6
Net assets at end of period (000 omitted)	$7,150	$7,423	$6,825	$5,740	$6,427

	Year ended
Class R2	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.43	$15.32	$14.43	$13.79	$14.43

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.33	$0.30	$0.16	$0.12
Net realized and unrealized gain (loss)	(0.46)	0.49	1.12	1.40	(0.38)
Total from investment operations	$(0.18)	$0.82	$1.42	$1.56	$(0.26)

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.32)	$(0.33)	$(0.16)	$(0.16)
From net realized gain	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$(0.78)	$(0.71)	$(0.53)	$(0.92)	$(0.38)
Net asset value, end of period (x)	$14.47	$15.43	$15.32	$14.43	$13.79
Total return (%) (r)(s)(t)(x)	(1.60)	6.00	9.80	11.73	(1.78)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.71	0.71	0.71	0.72	0.67

Expenses after expense reductions (f)(h)	0.49	0.49	0.49	0.50	0.50

Net investment income (loss) (l)	1.78	2.17	1.95	1.13	0.88

Portfolio turnover	18	18	19	50	6
Net assets at end of period (000 omitted)	$66,342	$78,171	$112,223	$105,808	$83,102

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Year ended
Class R3	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.54	$15.44	$14.54	$13.88	$14.52

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.37	$0.34	$0.19	$0.15
Net realized and unrealized gain (loss)	(0.45)	0.49	1.12	1.42	(0.37)
Total from investment operations	$(0.13)	$0.86	$1.46	$1.61	$(0.22)

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.37)	$(0.36)	$(0.19)	$(0.20)
From net realized gain	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$(0.84)	$(0.76)	$(0.56)	$(0.95)	$(0.42)
Net asset value, end of period (x)	$14.57	$15.54	$15.44	$14.54	$13.88
Total return (%) (r)(s)(t)(x)	(1.31)	6.21	10.07	12.03	(1.52)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.46	0.46	0.47	0.42

Expenses after expense reductions (f)(h)	0.25	0.24	0.24	0.25	0.25

Net investment income (loss) (l)	2.06	2.44	2.20	1.34	1.06

Portfolio turnover	18	18	19	50	6
Net assets at end of period (000 omitted)	$158,189	$146,737	$136,815	$109,088	$90,624

	Year ended
Class R4	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.68	$15.56	$14.64	$13.97	$14.61

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.40	$0.40	$0.24	$0.19
Net realized and unrealized gain (loss)	(0.48)	0.51	1.11	1.41	(0.38)
Total from investment operations	$(0.11)	$0.91	$1.51	$1.65	$(0.19)

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.40)	$(0.39)	$(0.22)	$(0.23)
From net realized gain	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$(0.87)	$(0.79)	$(0.59)	$(0.98)	$(0.45)
Net asset value, end of period (x)	$14.70	$15.68	$15.56	$14.64	$13.97
Total return (%) (r)(s)(t)(x)	(1.14)	6.56	10.30	12.28	(1.26)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.21	0.21	0.22	0.17

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.32	2.61	2.57	1.66	1.37

Portfolio turnover	18	18	19	50	6
Net assets at end of period (000 omitted)	$162,913	$158,288	$148,064	$188,413	$184,249

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Year ended
Class R6	4/30/20	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$15.68	$15.56	$14.65	$14.67

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.44	$0.45	$0.07
Net realized and unrealized gain (loss)	(0.47)	0.49	1.08	0.90
Total from investment operations	$(0.09)	$0.93	$1.53	$0.97

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.42)	$(0.42)	$(0.23)
From net realized gain	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$(0.89)	$(0.81)	$(0.62)	$(0.99)
Net asset value, end of period (x)	$14.70	$15.68	$15.56	$14.65
Total return (%) (r)(s)(t)(x)	(1.02)	6.71	10.43	7.05	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.08	0.08	0.13	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.44	2.86	2.91	0.75	(a)

Portfolio turnover	18	18	19	50
Net assets at end of period (000 omitted)	$116,212	$108,358	$73,753	$33,584

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$14.94	$14.61	$13.49	$12.35	$12.96

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.34	$0.31	$0.16	$0.12
Net realized and unrealized gain (loss)	(0.85)	0.52	1.28	1.44	(0.35)
Total from investment operations	$(0.56)	$0.86	$1.59	$1.60	$(0.23)

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.32)	$(0.37)	$(0.15)	$(0.16)
From net realized gain	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$(0.59)	$(0.53)	$(0.47)	$(0.46)	$(0.38)
Net asset value, end of period (x)	$13.79	$14.94	$14.61	$13.49	$12.35
Total return (%) (r)(s)(t)(x)	(4.23)	6.50	11.78	13.18	(1.71)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	0.54	0.56	0.59	0.59

Expenses after expense reductions (f)(h)	0.25	0.24	0.25	0.25	0.24

Net investment income (loss) (l)	1.96	2.36	2.13	1.23	0.98

Portfolio turnover	13	12	33	43	7
Net assets at end of period (000 omitted)	$20,382	$16,563	$15,369	$10,591	$7,454

	Year ended
Class B	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$14.84	$14.49	$13.39	$12.26	$12.88

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.22	$0.19	$0.06	$0.02
Net realized and unrealized gain (loss)	(0.85)	0.54	1.28	1.43	(0.34)
Total from investment operations	$(0.68)	$0.76	$1.47	$1.49	$(0.32)

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.20)	$(0.27)	$(0.05)	$(0.08)
From net realized gain	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$(0.46)	$(0.41)	$(0.37)	$(0.36)	$(0.30)
Net asset value, end of period (x)	$13.70	$14.84	$14.49	$13.39	$12.26
Total return (%) (r)(s)(t)(x)	(4.98)	5.71	10.96	12.34	(2.45)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	1.29	1.31	1.34	1.34

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	1.12	1.55	1.31	0.45	0.20

Portfolio turnover	13	12	33	43	7
Net assets at end of period (000 omitted)	$1,387	$1,650	$1,730	$1,314	$1,261

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Year ended
Class C	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$14.78	$14.45	$13.35	$12.22	$12.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.22	$0.19	$0.05	$0.03
Net realized and unrealized gain (loss)	(0.87)	0.53	1.28	1.43	(0.35)
Total from investment operations	$(0.68)	$0.75	$1.47	$1.48	$(0.32)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.21)	$(0.27)	$(0.04)	$(0.07)
From net realized gain	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$(0.48)	$(0.42)	$(0.37)	$(0.35)	$(0.29)
Net asset value, end of period (x)	$13.62	$14.78	$14.45	$13.35	$12.22
Total return (%) (r)(s)(t)(x)	(4.97)	5.69	11.00	12.28	(2.40)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	1.29	1.31	1.34	1.33

Expenses after expense reductions (f)(h)	0.99	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.26	1.54	1.35	0.40	0.27

Portfolio turnover	13	12	33	43	7
Net assets at end of period (000 omitted)	$2,632	$2,730	$2,510	$1,893	$1,950

	Year ended
Class I	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$14.97	$14.64	$13.51	$12.40	$13.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.37	$0.38	$0.26	$0.15
Net realized and unrealized gain (loss)	(0.85)	0.53	1.25	1.34	(0.34)
Total from investment operations	$(0.53)	$0.90	$1.63	$1.60	$(0.19)

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.36)	$(0.40)	$(0.18)	$(0.19)
From net realized gain	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$(0.62)	$(0.57)	$(0.50)	$(0.49)	$(0.41)
Net asset value, end of period (x)	$13.82	$14.97	$14.64	$13.51	$12.40
Total return (%) (r)(s)(t)(x)	(4.03)	6.76	12.10	13.12	(1.40)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	0.29	0.32	0.32	0.33

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.17	2.55	2.59	2.01	1.19

Portfolio turnover	13	12	33	43	7
Net assets at end of period (000 omitted)	$714	$843	$636	$311	$3,921

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Year ended
Class R1	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$14.83	$14.50	$13.44	$12.39	$12.93

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.22	$0.23	$0.07	$0.00	(w)
Net realized and unrealized gain (loss)	(0.84)	0.54	1.25	1.42	(0.32)
Total from investment operations	$(0.69)	$0.76	$1.48	$1.49	$(0.32)

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.22)	$(0.32)	$(0.13)	$(0.00	)(w)
From net realized gain	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$(0.44)	$(0.43)	$(0.42)	$(0.44)	$(0.22)
Net asset value, end of period (x)	$13.70	$14.83	$14.50	$13.44	$12.39
Total return (%) (r)(s)(t)(x)	(5.01)	5.72	11.00	12.22	(2.39)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	1.29	1.31	1.36	1.31

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	1.00	1.55	1.61	0.57	0.01

Portfolio turnover	13	12	33	43	7
Net assets at end of period (000 omitted)	$1,835	$2,535	$1,974	$664	$118

	Year ended
Class R2	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$14.89	$14.54	$13.43	$12.33	$12.93

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.27	$0.27	$0.13	$0.08
Net realized and unrealized gain (loss)	(0.84)	0.56	1.28	1.42	(0.33)
Total from investment operations	$(0.61)	$0.83	$1.55	$1.55	$(0.25)

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.27)	$(0.34)	$(0.14)	$(0.13)
From net realized gain	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$(0.53)	$(0.48)	$(0.44)	$(0.45)	$(0.35)
Net asset value, end of period (x)	$13.75	$14.89	$14.54	$13.43	$12.33
Total return (%) (r)(s)(t)(x)	(4.50)	6.23	11.57	12.80	(1.87)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.77	0.79	0.81	0.86	0.84

Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50

Net investment income (loss) (l)	1.58	1.84	1.86	1.00	0.66

Portfolio turnover	13	12	33	43	7
Net assets at end of period (000 omitted)	$26,572	$32,592	$32,185	$20,918	$5,805

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Year ended
Class R3	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$14.96	$14.63	$13.50	$12.37	$12.97

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.34	$0.30	$0.16	$0.12
Net realized and unrealized gain (loss)	(0.87)	0.52	1.30	1.43	(0.34)
Total from investment operations	$(0.57)	$0.86	$1.60	$1.59	$(0.22)

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.32)	$(0.37)	$(0.15)	$(0.16)
From net realized gain	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$(0.59)	$(0.53)	$(0.47)	$(0.46)	$(0.38)
Net asset value, end of period (x)	$13.80	$14.96	$14.63	$13.50	$12.37
Total return (%) (r)(s)(t)(x)	(4.27)	6.46	11.85	13.11	(1.63)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	0.54	0.56	0.60	0.59

Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	2.00	2.31	2.10	1.23	0.95

Portfolio turnover	13	12	33	43	7
Net assets at end of period (000 omitted)	$96,287	$71,027	$58,283	$35,284	$20,110

	Year ended
Class R4	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.02	$14.69	$13.54	$12.39	$13.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.38	$0.38	$0.19	$0.15
Net realized and unrealized gain (loss)	(0.86)	0.52	1.26	1.45	(0.35)
Total from investment operations	$(0.53)	$0.90	$1.64	$1.64	$(0.20)

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.36)	$(0.39)	$(0.18)	$(0.19)
From net realized gain	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$(0.62)	$(0.57)	$(0.49)	$(0.49)	$(0.41)
Net asset value, end of period (x)	$13.87	$15.02	$14.69	$13.54	$12.39
Total return (%) (r)(s)(t)(x)	(4.01)	6.73	12.11	13.46	(1.48)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	0.29	0.30	0.34	0.34

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.22	2.58	2.61	1.44	1.22

Portfolio turnover	13	12	33	43	7
Net assets at end of period (000 omitted)	$120,415	$115,939	$87,528	$119,254	$86,982

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Year ended
Class R6	4/30/20	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$15.02	$14.69	$13.55	$13.04

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.39	$0.44	$0.06
Net realized and unrealized gain (loss)	(0.86)	0.53	1.22	0.94
Total from investment operations	$(0.51)	$0.92	$1.66	$1.00

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.38)	$(0.42)	$(0.18)
From net realized gain	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$(0.64)	$(0.59)	$(0.52)	$(0.49)
Net asset value, end of period (x)	$13.87	$15.02	$14.69	$13.55
Total return (%) (r)(s)(t)(x)	(3.90)	6.90	12.23	7.93	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	0.15	0.16	0.27	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.35	2.67	3.03	0.63	(a)

Portfolio turnover	13	12	33	43
Net assets at end of period (000 omitted)	$62,093	$44,655	$26,567	$9,531

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$16.46	$16.38	$15.00	$14.07	$14.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.35	$0.31	$0.15	$0.12
Net realized and unrealized gain (loss)	(1.02)	0.57	1.61	1.72	(0.41)
Total from investment operations	$(0.72)	$0.92	$1.92	$1.87	$(0.29)

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.36)	$(0.36)	$(0.15)	$(0.17)
From net realized gain	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$(0.95)	$(0.84)	$(0.54)	$(0.94)	$(0.47)
Net asset value, end of period (x)	$14.79	$16.46	$16.38	$15.00	$14.07
Total return (%) (r)(s)(t)(x)	(5.08)	6.45	12.86	13.76	(1.94)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	0.48	0.48	0.50	0.45

Expenses after expense reductions (f)(h)	0.24	0.24	0.24	0.25	0.24

Net investment income (loss) (l)	1.86	2.15	1.90	1.04	0.83

Portfolio turnover	13	17	18	54	6
Net assets at end of period (000 omitted)	$41,909	$36,747	$36,354	$35,093	$28,324

	Year ended
Class B	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$16.34	$16.23	$14.87	$13.95	$14.71

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.22	$0.19	$0.04	$0.01
Net realized and unrealized gain (loss)	(1.01)	0.59	1.59	1.71	(0.41)
Total from investment operations	$(0.84)	$0.81	$1.78	$1.75	$(0.40)

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.22)	$(0.24)	$(0.04)	$(0.06)
From net realized gain	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$(0.82)	$(0.70)	$(0.42)	$(0.83)	$(0.36)
Net asset value, end of period (x)	$14.68	$16.34	$16.23	$14.87	$13.95
Total return (%) (r)(s)(t)(x)	(5.80)	5.66	12.00	12.94	(2.69)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	1.23	1.23	1.25	1.20

Expenses after expense reductions (f)(h)	0.99	0.99	0.99	1.00	1.00

Net investment income (loss) (l)	1.05	1.39	1.20	0.27	0.06

Portfolio turnover	13	17	18	54	6
Net assets at end of period (000 omitted)	$3,577	$4,588	$4,965	$4,924	$4,527

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Year ended
Class C	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$16.13	$16.03	$14.70	$13.80	$14.55

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.21	$0.19	$0.04	$(0.00	)(w)
Net realized and unrealized gain (loss)	(0.99)	0.58	1.57	1.70	(0.40)
Total from investment operations	$(0.83)	$0.79	$1.76	$1.74	$(0.40)

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.21)	$(0.25)	$(0.05)	$(0.05)
From net realized gain	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$(0.82)	$(0.69)	$(0.43)	$(0.84)	$(0.35)
Net asset value, end of period (x)	$14.48	$16.13	$16.03	$14.70	$13.80
Total return (%) (r)(s)(t)(x)	(5.79)	5.65	11.99	12.96	(2.71)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	1.23	1.23	1.25	1.20

Expenses after expense reductions (f)(h)	1.00	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.03	1.35	1.19	0.30	(0.01)

Portfolio turnover	13	17	18	54	6
Net assets at end of period (000 omitted)	$9,202	$10,994	$11,735	$11,035	$10,226

	Year ended
Class I	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$16.57	$16.47	$15.08	$14.17	$14.93

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.42	$0.37	$0.26	$0.15
Net realized and unrealized gain (loss)	(1.00)	0.55	1.60	1.63	(0.41)
Total from investment operations	$(0.68)	$0.97	$1.97	$1.89	$(0.26)

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.39)	$(0.40)	$(0.19)	$(0.20)
From net realized gain	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$(0.98)	$(0.87)	$(0.58)	$(0.98)	$(0.50)
Net asset value, end of period (x)	$14.91	$16.57	$16.47	$15.08	$14.17
Total return (%) (r)(s)(t)(x)	(4.81)	6.75	13.11	13.77	(1.68)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	0.23	0.23	0.24	0.20

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	1.92	2.55	2.30	1.78	1.09

Portfolio turnover	13	17	18	54	6
Net assets at end of period (000 omitted)	$1,201	$1,432	$1,622	$1,670	$9,766

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Year ended
Class R1	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$16.27	$16.16	$14.82	$13.87	$14.62

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.21	$0.18	$0.02	$0.00 (w)
Net realized and unrealized gain (loss)	(1.00)	0.60	1.58	1.73	(0.40)
Total from investment operations	$(0.84)	$0.81	$1.76	$1.75	$(0.40)

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.22)	$(0.24)	$(0.01)	$(0.05)
From net realized gain	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$(0.82)	$(0.70)	$(0.42)	$(0.80)	$(0.35)
Net asset value, end of period (x)	$14.61	$16.27	$16.16	$14.82	$13.87
Total return (%) (r)(s)(t)(x)	(5.80)	5.71	11.91	12.96	(2.70)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	1.23	1.23	1.25	1.20

Expenses after expense reductions (f)(h)	1.00	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.01	1.32	1.16	0.17	0.02

Portfolio turnover	13	17	18	54	6
Net assets at end of period (000 omitted)	$4,153	$4,958	$4,606	$4,130	$5,279

	Year ended
Class R2	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$16.34	$16.24	$14.88	$13.97	$14.73

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.31	$0.27	$0.11	$0.08
Net realized and unrealized gain (loss)	(0.99)	0.57	1.59	1.71	(0.41)
Total from investment operations	$(0.75)	$0.88	$1.86	$1.82	$(0.33)

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.30)	$(0.32)	$(0.12)	$(0.13)
From net realized gain	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$(0.89)	$(0.78)	$(0.50)	$(0.91)	$(0.43)
Net asset value, end of period (x)	$14.70	$16.34	$16.24	$14.88	$13.97
Total return (%) (r)(s)(t)(x)	(5.30)	6.23	12.55	13.46	(2.18)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	0.73	0.73	0.75	0.70

Expenses after expense reductions (f)(h)	0.50	0.49	0.50	0.50	0.50

Net investment income (loss) (l)	1.49	1.92	1.69	0.79	0.58

Portfolio turnover	13	17	18	54	6
Net assets at end of period (000 omitted)	$48,086	$59,429	$86,042	$82,965	$66,272

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Year ended
Class R3	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$16.46	$16.37	$15.00	$14.07	$14.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.36	$0.31	$0.15	$0.10
Net realized and unrealized gain (loss)	(1.01)	0.56	1.61	1.72	(0.39)
Total from investment operations	$(0.71)	$0.92	$1.92	$1.87	$(0.29)

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.35)	$(0.37)	$(0.15)	$(0.17)
From net realized gain	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$(0.95)	$(0.83)	$(0.55)	$(0.94)	$(0.47)
Net asset value, end of period (x)	$14.80	$16.46	$16.37	$15.00	$14.07
Total return (%) (r)(s)(t)(x)	(5.02)	6.45	12.81	13.76	(1.93)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	0.48	0.48	0.50	0.46

Expenses after expense reductions (f)(h)	0.25	0.24	0.25	0.25	0.25

Net investment income (loss) (l)	1.82	2.20	1.94	1.03	0.74

Portfolio turnover	13	17	18	54	6
Net assets at end of period (000 omitted)	$104,521	$89,830	$88,577	$63,409	$49,816

	Year ended
Class R4	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$16.61	$16.51	$15.11	$14.16	$14.92

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.39	$0.39	$0.19	$0.15
Net realized and unrealized gain (loss)	(1.02)	0.58	1.58	1.74	(0.41)
Total from investment operations	$(0.68)	$0.97	$1.97	$1.93	$(0.26)

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.39)	$(0.39)	$(0.19)	$(0.20)
From net realized gain	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$(0.99)	$(0.87)	$(0.57)	$(0.98)	$(0.50)
Net asset value, end of period (x)	$14.94	$16.61	$16.51	$15.11	$14.16
Total return (%) (r)(s)(t)(x)	(4.84)	6.73	13.09	14.08	(1.68)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	0.23	0.23	0.25	0.20

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.07	2.36	2.44	1.33	1.07

Portfolio turnover	13	17	18	54	6
Net assets at end of period (000 omitted)	$144,006	$143,534	$145,328	$174,887	$166,141

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Year ended
Class R6	4/30/20	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$16.61	$16.51	$15.12	$14.91

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.43	$0.43	$0.04
Net realized and unrealized gain (loss)	(1.02)	0.56	1.56	1.15
Total from investment operations	$(0.66)	$0.99	$1.99	$1.19

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.41)	$(0.42)	$(0.19)
From net realized gain	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$(1.01)	$(0.89)	$(0.60)	$(0.98)
Net asset value, end of period (x)	$14.94	$16.61	$16.51	$15.12
Total return (%) (r)(s)(t)(x)	(4.72)	6.89	13.21	8.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	0.10	0.10	0.16	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.20	2.62	2.63	0.43	(a)

Portfolio turnover	13	17	18	54
Net assets at end of period (000 omitted)	$77,824	$75,378	$49,071	$25,793

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.53	$15.15	$13.79	$12.52	$13.14

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.32	$0.30	$0.14	$0.11
Net realized and unrealized gain (loss)	(1.12)	0.57	1.52	1.57	(0.36)
Total from investment operations	$(0.84)	$0.89	$1.82	$1.71	$(0.25)

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.31)	$(0.35)	$(0.14)	$(0.15)
From net realized gain	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$(0.61)	$(0.51)	$(0.46)	$(0.44)	$(0.37)
Net asset value, end of period (x)	$14.08	$15.53	$15.15	$13.79	$12.52
Total return (%) (r)(s)(t)(x)	(5.93)	6.45	13.18	13.89	(1.93)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	0.60	0.62	0.69	0.70

Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.24

Net investment income (loss) (l)	1.78	2.13	1.99	1.04	0.85

Portfolio turnover	8	12	30	45	6
Net assets at end of period (000 omitted)	$11,409	$8,749	$7,789	$6,135	$4,576

	Year ended
Class B	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.43	$15.03	$13.70	$12.44	$13.06

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.20	$0.17	$0.03	$0.00 (w)
Net realized and unrealized gain (loss)	(1.10)	0.59	1.51	1.57	(0.35)
Total from investment operations	$(0.96)	$0.79	$1.68	$1.60	$(0.35)

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.19)	$(0.24)	$(0.04)	$(0.05)
From net realized gain	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$(0.47)	$(0.39)	$(0.35)	$(0.34)	$(0.27)
Net asset value, end of period (x)	$14.00	$15.43	$15.03	$13.70	$12.44
Total return (%) (r)(s)(t)(x)	(6.62)	5.71	12.28	13.09	(2.67)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	1.35	1.37	1.43	1.45

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	0.89	1.31	1.15	0.24	0.02

Portfolio turnover	8	12	30	45	6
Net assets at end of period (000 omitted)	$724	$919	$948	$746	$593

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Year ended
Class C	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.35	$14.97	$13.66	$12.42	$13.04

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.20	$0.19	$0.03	$0.01
Net realized and unrealized gain (loss)	(1.11)	0.58	1.48	1.56	(0.35)
Total from investment operations	$(0.95)	$0.78	$1.67	$1.59	$(0.34)

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.20)	$(0.25)	$(0.05)	$(0.06)
From net realized gain	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$(0.49)	$(0.40)	$(0.36)	$(0.35)	$(0.28)
Net asset value, end of period (x)	$13.91	$15.35	$14.97	$13.66	$12.42
Total return (%) (r)(s)(t)(x)	(6.60)	5.70	12.24	13.03	(2.64)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	1.35	1.37	1.44	1.45

Expenses after expense reductions (f)(h)	0.97	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.02	1.37	1.28	0.26	0.04

Portfolio turnover	8	12	30	45	6
Net assets at end of period (000 omitted)	$1,960	$2,301	$1,966	$1,640	$1,104

	Year ended
Class I	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.60	$15.22	$13.85	$12.55	$13.16

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.36	$0.33	$0.25	$0.14
Net realized and unrealized gain (loss)	(1.12)	0.57	1.53	1.51	(0.36)
Total from investment operations	$(0.81)	$0.93	$1.86	$1.76	$(0.22)

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.35)	$(0.38)	$(0.16)	$(0.17)
From net realized gain	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$(0.64)	$(0.55)	$(0.49)	$(0.46)	$(0.39)
Net asset value, end of period (x)	$14.15	$15.60	$15.22	$13.85	$12.55
Total return (%) (r)(s)(t)(x)	(5.72)	6.75	13.42	14.34	(1.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.35	0.37	0.41	0.45

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.01	2.40	2.24	1.89	1.10

Portfolio turnover	8	12	30	45	6
Net assets at end of period (000 omitted)	$395	$296	$161	$138	$1,718

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Year ended
Class R1	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.41	$15.06	$13.75	$12.51	$13.10

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.23	$0.17	$0.03	$(0.01)
Net realized and unrealized gain (loss)	(1.11)	0.55	1.52	1.58	(0.34)
Total from investment operations	$(0.96)	$0.78	$1.69	$1.61	$(0.35)

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.23)	$(0.27)	$(0.07)	$(0.02)
From net realized gain	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$(0.48)	$(0.43)	$(0.38)	$(0.37)	$(0.24)
Net asset value, end of period (x)	$13.97	$15.41	$15.06	$13.75	$12.51
Total return (%) (r)(s)(t)(x)	(6.67)	5.70	12.27	13.05	(2.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	1.35	1.37	1.45	1.43

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	0.98	1.54	1.14	0.22	(0.09)

Portfolio turnover	8	12	30	45	6
Net assets at end of period (000 omitted)	$995	$1,093	$872	$463	$152

	Year ended
Class R2	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.42	$15.04	$13.71	$12.47	$13.10

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.25	$0.25	$0.12	$0.07
Net realized and unrealized gain (loss)	(1.07)	0.59	1.51	1.55	(0.36)
Total from investment operations	$(0.87)	$0.84	$1.76	$1.67	$(0.29)

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.26)	$(0.32)	$(0.13)	$(0.12)
From net realized gain	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$(0.55)	$(0.46)	$(0.43)	$(0.43)	$(0.34)
Net asset value, end of period (x)	$14.00	$15.42	$15.04	$13.71	$12.47
Total return (%) (r)(s)(t)(x)	(6.12)	6.15	12.87	13.65	(2.20)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82	0.85	0.87	0.95	0.96

Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50

Net investment income (loss) (l)	1.31	1.65	1.70	0.89	0.55

Portfolio turnover	8	12	30	45	6
Net assets at end of period (000 omitted)	$17,299	$21,895	$20,428	$10,716	$3,583

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Year ended
Class R3	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.52	$15.14	$13.78	$12.52	$13.13

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.32	$0.28	$0.14	$0.10
Net realized and unrealized gain (loss)	(1.11)	0.57	1.54	1.56	(0.34)
Total from investment operations	$(0.84)	$0.89	$1.82	$1.70	$(0.24)

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.31)	$(0.35)	$(0.14)	$(0.15)
From net realized gain	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$(0.61)	$(0.51)	$(0.46)	$(0.44)	$(0.37)
Net asset value, end of period (x)	$14.07	$15.52	$15.14	$13.78	$12.52
Total return (%) (r)(s)(t)(x)	(5.93)	6.49	13.20	13.83	(1.87)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	0.60	0.62	0.69	0.70

Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	1.77	2.10	1.87	1.06	0.78

Portfolio turnover	8	12	30	45	6
Net assets at end of period (000 omitted)	$69,136	$53,767	$42,729	$23,479	$12,721

	Year ended
Class R4	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.58	$15.20	$13.82	$12.54	$13.15

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.35	$0.36	$0.17	$0.13
Net realized and unrealized gain (loss)	(1.12)	0.57	1.50	1.57	(0.35)
Total from investment operations	$(0.80)	$0.92	$1.86	$1.74	$(0.22)

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.34)	$(0.37)	$(0.16)	$(0.17)
From net realized gain	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$(0.64)	$(0.54)	$(0.48)	$(0.46)	$(0.39)
Net asset value, end of period (x)	$14.14	$15.58	$15.20	$13.82	$12.54
Total return (%) (r)(s)(t)(x)	(5.67)	6.73	13.47	14.18	(1.67)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.35	0.36	0.44	0.45

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.04	2.33	2.43	1.27	1.04

Portfolio turnover	8	12	30	45	6
Net assets at end of period (000 omitted)	$90,453	$83,824	$70,628	$84,597	$58,947
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Year ended
Class R6	4/30/20	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$15.58	$15.20	$13.83	$13.21

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.36	$0.47	$0.03
Net realized and unrealized gain (loss)	(1.11)	0.59	1.41	1.06
Total from investment operations	$(0.78)	$0.95	$1.88	$1.09

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.37)	$(0.40)	$(0.17)
From net realized gain	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$(0.66)	$(0.57)	$(0.51)	$(0.47)
Net asset value, end of period (x)	$14.14	$15.58	$15.20	$13.83
Total return (%) (r)(s)(t)(x)	(5.55)	6.91	13.57	8.52	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.17	0.21	0.23	0.36	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.14	2.42	3.11	0.39	(a)

Portfolio turnover	8	12	30	45
Net assets at end of period (000 omitted)	$37,856	$26,219	$15,910	$4,351

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$18.80	$18.30	$16.63	$15.14	$15.88

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.38	$0.33	$0.17	$0.13
Net realized and unrealized gain (loss)	(1.33)	0.71	1.86	1.89	(0.43)
Total from investment operations	$(1.01)	$1.09	$2.19	$2.06	$(0.30)

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.37)	$(0.37)	$(0.16)	$(0.18)
From net realized gain	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$(0.80)	$(0.59)	$(0.52)	$(0.57)	$(0.44)
Net asset value, end of period (x)	$16.99	$18.80	$18.30	$16.63	$15.14
Total return (%) (r)(s)(t)(x)	(5.93)	6.47	13.16	13.89	(1.89)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	0.57	0.58	0.65	0.60

Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	1.74	2.11	1.83	1.06	0.88

Portfolio turnover	8	24	20	52	7
Net assets at end of period (000 omitted)	$14,315	$12,791	$12,353	$11,383	$7,624

	Year ended
Class B	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$18.55	$18.07	$16.44	$14.98	$15.72

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.25	$0.20	$0.04	$0.00 (w)
Net realized and unrealized gain (loss)	(1.32)	0.70	1.83	1.88	(0.42)
Total from investment operations	$(1.14)	$0.95	$2.03	$1.92	$(0.42)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.25)	$(0.25)	$(0.05)	$(0.06)
From net realized gain	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$(0.66)	$(0.47)	$(0.40)	$(0.46)	$(0.32)
Net asset value, end of period (x)	$16.75	$18.55	$18.07	$16.44	$14.98
Total return (%) (r)(s)(t)(x)	(6.61)	5.67	12.36	12.99	(2.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	1.32	1.33	1.39	1.35

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	0.97	1.39	1.15	0.24	0.02

Portfolio turnover	8	24	20	52	7
Net assets at end of period (000 omitted)	$1,359	$1,630	$1,270	$1,048	$853

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Year ended
Class C	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$18.45	$17.96	$16.35	$14.91	$15.63

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.23	$0.20	$0.04	$(0.00	)(w)
Net realized and unrealized gain (loss)	(1.31)	0.72	1.81	1.87	(0.41)
Total from investment operations	$(1.14)	$0.95	$2.01	$1.91	$(0.41)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.24)	$(0.25)	$(0.06)	$(0.05)
From net realized gain	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$(0.66)	$(0.46)	$(0.40)	$(0.47)	$(0.31)
Net asset value, end of period (x)	$16.65	$18.45	$17.96	$16.35	$14.91
Total return (%) (r)(s)(t)(x)	(6.66)	5.67	12.30	13.04	(2.59)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	1.32	1.33	1.39	1.35

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	0.94	1.31	1.16	0.28	(0.00	)(w)

Portfolio turnover	8	24	20	52	7
Net assets at end of period (000 omitted)	$3,029	$3,344	$2,775	$2,535	$1,775

	Year ended
Class I	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$18.78	$18.29	$16.62	$15.12	$15.85

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.41	$0.50	$0.41	$0.30	$0.15
Net realized and unrealized gain (loss)	(1.37)	0.62	1.83	1.81	(0.41)
Total from investment operations	$(0.96)	$1.12	$2.24	$2.11	$(0.26)

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.41)	$(0.42)	$(0.20)	$(0.21)
From net realized gain	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$(0.85)	$(0.63)	$(0.57)	$(0.61)	$(0.47)
Net asset value, end of period (x)	$16.97	$18.78	$18.29	$16.62	$15.12
Total return (%) (r)(s)(t)(x)	(5.71)	6.70	13.47	14.21	(1.61)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.32	0.33	0.38	0.35

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.23	2.73	2.26	1.92	0.97

Portfolio turnover	8	24	20	52	7
Net assets at end of period (000 omitted)	$354	$213	$566	$423	$1,560

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Year ended
Class R1	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$18.46	$17.97	$16.38	$14.94	$15.64

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.25	$0.21	$0.04	$(0.01)
Net realized and unrealized gain (loss)	(1.30)	0.69	1.82	1.88	(0.40)
Total from investment operations	$(1.14)	$0.94	$2.03	$1.92	$(0.41)

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.23)	$(0.29)	$(0.07)	$(0.03)
From net realized gain	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$(0.65)	$(0.45)	$(0.44)	$(0.48)	$(0.29)
Net asset value, end of period (x)	$16.67	$18.46	$17.97	$16.38	$14.94
Total return (%) (r)(s)(t)(x)	(6.64)	5.65	12.35	13.06	(2.64)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	1.32	1.33	1.40	1.34

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	0.90	1.42	1.18	0.26	(0.05)

Portfolio turnover	8	24	20	52	7
Net assets at end of period (000 omitted)	$1,184	$1,322	$1,052	$606	$316

	Year ended
Class R2	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$18.55	$18.07	$16.44	$14.98	$15.73

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.34	$0.30	$0.13	$0.09
Net realized and unrealized gain (loss)	(1.30)	0.69	1.82	1.88	(0.43)
Total from investment operations	$(1.04)	$1.03	$2.12	$2.01	$(0.34)

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.33)	$(0.34)	$(0.14)	$(0.15)
From net realized gain	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$(0.72)	$(0.55)	$(0.49)	$(0.55)	$(0.41)
Net asset value, end of period (x)	$16.79	$18.55	$18.07	$16.44	$14.98
Total return (%) (r)(s)(t)(x)	(6.12)	6.18	12.89	13.64	(2.16)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82	0.82	0.83	0.90	0.85

Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50

Net investment income (loss) (l)	1.41	1.92	1.67	0.82	0.60

Portfolio turnover	8	24	20	52	7
Net assets at end of period (000 omitted)	$26,545	$28,575	$46,468	$33,805	$19,041

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Year ended
Class R3	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$18.67	$18.18	$16.53	$15.05	$15.80

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.38	$0.34	$0.16	$0.11
Net realized and unrealized gain (loss)	(1.33)	0.70	1.84	1.89	(0.42)
Total from investment operations	$(1.00)	$1.08	$2.18	$2.05	$(0.31)

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.37)	$(0.38)	$(0.16)	$(0.18)
From net realized gain	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$(0.81)	$(0.59)	$(0.53)	$(0.57)	$(0.44)
Net asset value, end of period (x)	$16.86	$18.67	$18.18	$16.53	$15.05
Total return (%) (r)(s)(t)(x)	(5.96)	6.48	13.19	13.91	(1.96)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	0.57	0.58	0.65	0.60

Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	1.77	2.10	1.90	1.03	0.76

Portfolio turnover	8	24	20	52	7
Net assets at end of period (000 omitted)	$70,610	$54,561	$48,180	$27,276	$15,980

	Year ended
Class R4	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$18.77	$18.28	$16.60	$15.11	$15.85

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.42	$0.42	$0.21	$0.16
Net realized and unrealized gain (loss)	(1.33)	0.70	1.82	1.89	(0.43)
Total from investment operations	$(0.96)	$1.12	$2.24	$2.10	$(0.27)

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.41)	$(0.41)	$(0.20)	$(0.21)
From net realized gain	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$(0.84)	$(0.63)	$(0.56)	$(0.61)	$(0.47)
Net asset value, end of period (x)	$16.97	$18.77	$18.28	$16.60	$15.11
Total return (%) (r)(s)(t)(x)	(5.69)	6.71	13.49	14.15	(1.68)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.32	0.33	0.39	0.35

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.01	2.30	2.35	1.30	1.06

Portfolio turnover	8	24	20	52	7
Net assets at end of period (000 omitted)	$76,018	$69,834	$70,936	$75,323	$66,990

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Year ended
Class R6	4/30/20	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$18.76	$18.27	$16.60	$15.91

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.44	$0.51	$0.04
Net realized and unrealized gain (loss)	(1.31)	0.71	1.75	1.26
Total from investment operations	$(0.92)	$1.15	$2.26	$1.30

Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.44)	$(0.44)	$(0.20)
From net realized gain	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$(0.87)	$(0.66)	$(0.59)	$(0.61)
Net asset value, end of period (x)	$16.97	$18.76	$18.27	$16.60
Total return (%) (r)(s)(t)(x)	(5.52)	6.89	13.60	8.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.17	0.18	0.19	0.32	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.11	2.44	2.82	0.41	(a)

Portfolio turnover	8	24	20	52
Net assets at end of period (000 omitted)	$44,463	$39,175	$23,365	$8,776

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.93	$15.45	$14.00	$12.61	$13.16

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.32	$0.29	$0.13	$0.13
Net realized and unrealized gain (loss)	(1.14)	0.60	1.55	1.59	(0.38)
Total from investment operations	$(0.86)	$0.92	$1.84	$1.72	$(0.25)

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.31)	$(0.31)	$(0.13)	$(0.14)
From net realized gain	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$(0.60)	$(0.44)	$(0.39)	$(0.33)	$(0.30)
Net asset value, end of period (x)	$14.47	$15.93	$15.45	$14.00	$12.61
Total return (%) (r)(s)(t)(x)	(5.87)	6.46	13.10	13.80	(1.81)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.72	0.81	0.92	1.34	1.73

Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	1.78	2.08	1.91	1.01	1.00

Portfolio turnover	11	20	18	45	14
Net assets at end of period (000 omitted)	$7,729	$5,866	$4,833	$3,516	$2,014

	Year ended
Class B	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.87	$15.39	$13.95	$12.58	$13.12

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.21	$0.18	$0.04	$(0.01)
Net realized and unrealized gain (loss)	(1.14)	0.60	1.55	1.57	(0.33)
Total from investment operations	$(0.99)	$0.81	$1.73	$1.61	$(0.34)

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.20)	$(0.21)	$(0.04)	$(0.04)
From net realized gain	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$(0.47)	$(0.33)	$(0.29)	$(0.24)	$(0.20)
Net asset value, end of period (x)	$14.41	$15.87	$15.39	$13.95	$12.58
Total return (%) (r)(s)(t)(x)	(6.61)	5.65	12.36	12.94	(2.58)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.48	1.56	1.67	2.09	2.50

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	0.93	1.34	1.22	0.28	(0.06)

Portfolio turnover	11	20	18	45	14
Net assets at end of period (000 omitted)	$517	$605	$470	$407	$270

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Year ended
Class C	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.75	$15.28	$13.86	$12.49	$13.04

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.20	$0.18	$0.03	$(0.00	)(w)
Net realized and unrealized gain (loss)	(1.11)	0.60	1.53	1.58	(0.34)
Total from investment operations	$(0.97)	$0.80	$1.71	$1.61	$(0.34)

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.20)	$(0.21)	$(0.04)	$(0.05)
From net realized gain	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$(0.49)	$(0.33)	$(0.29)	$(0.24)	$(0.21)
Net asset value, end of period (x)	$14.29	$15.75	$15.28	$13.86	$12.49
Total return (%) (r)(s)(t)(x)	(6.59)	5.63	12.29	12.98	(2.59)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.48	1.56	1.67	2.08	2.50

Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	0.92	1.32	1.19	0.26	(0.00)

Portfolio turnover	11	20	18	45	14
Net assets at end of period (000 omitted)	$2,126	$2,179	$1,789	$1,284	$1,100

	Year ended
Class I	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.94	$15.46	$14.00	$12.65	$13.20

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.35	$0.30	$0.26	$0.12
Net realized and unrealized gain (loss)	(1.14)	0.61	1.58	1.45	(0.34)
Total from investment operations	$(0.82)	$0.96	$1.88	$1.71	$(0.22)

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.35)	$(0.34)	$(0.16)	$(0.17)
From net realized gain	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$(0.63)	$(0.48)	$(0.42)	$(0.36)	$(0.33)
Net asset value, end of period (x)	$14.49	$15.94	$15.46	$14.00	$12.65
Total return (%) (r)(s)(t)(x)	(5.65)	6.74	13.40	13.66	(1.61)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.56	0.67	1.09	1.50

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	1.99	2.29	1.98	2.01	0.94

Portfolio turnover	11	20	18	45	14
Net assets at end of period (000 omitted)	$98	$156	$114	$79	$608

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Year ended
Class R1	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.76	$15.32	$13.92	$12.63	$13.14

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.20	$0.17	$0.15	$(0.04)
Net realized and unrealized gain (loss)	(1.12)	0.60	1.55	1.46	(0.31)
Total from investment operations	$(0.98)	$0.80	$1.72	$1.61	$(0.35)

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.23)	$(0.24)	$(0.12)	$—
From net realized gain	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$(0.48)	$(0.36)	$(0.32)	$(0.32)	$(0.16)
Net asset value, end of period (x)	$14.30	$15.76	$15.32	$13.92	$12.63
Total return (%) (r)(s)(t)(x)	(6.60)	5.65	12.31	12.93	(2.62)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.48	1.56	1.66	2.08	2.53

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	0.93	1.32	1.13	1.10	(0.31)

Portfolio turnover	11	20	18	45	14
Net assets at end of period (000 omitted)	$1,597	$1,523	$854	$318	$62

	Year ended
Class R2	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.84	$15.36	$13.94	$12.57	$13.14

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.26	$0.26	$0.11	$0.07
Net realized and unrealized gain (loss)	(1.12)	0.62	1.53	1.58	(0.36)
Total from investment operations	$(0.90)	$0.88	$1.79	$1.69	$(0.29)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.27)	$(0.29)	$(0.12)	$(0.12)
From net realized gain	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$(0.55)	$(0.40)	$(0.37)	$(0.32)	$(0.28)
Net asset value, end of period (x)	$14.39	$15.84	$15.36	$13.94	$12.57
Total return (%) (r)(s)(t)(x)	(6.12)	6.19	12.82	13.59	(2.12)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.98	1.06	1.16	1.60	1.98

Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50

Net investment income (loss) (l)	1.39	1.73	1.73	0.85	0.57

Portfolio turnover	11	20	18	45	14
Net assets at end of period (000 omitted)	$17,485	$18,695	$15,534	$6,657	$1,855

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Year ended
Class R3	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$15.93	$15.45	$14.00	$12.61	$13.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.32	$0.29	$0.14	$0.10
Net realized and unrealized gain (loss)	(1.13)	0.60	1.55	1.58	(0.36)
Total from investment operations	$(0.86)	$0.92	$1.84	$1.72	$(0.26)

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.31)	$(0.31)	$(0.13)	$(0.14)
From net realized gain	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$(0.60)	$(0.44)	$(0.39)	$(0.33)	$(0.30)
Net asset value, end of period (x)	$14.47	$15.93	$15.45	$14.00	$12.61
Total return (%) (r)(s)(t)(x)	(5.88)	6.46	13.14	13.83	(1.89)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	0.81	0.92	1.34	1.74

Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	1.73	2.07	1.89	1.07	0.76

Portfolio turnover	11	20	18	45	14
Net assets at end of period (000 omitted)	$36,674	$27,658	$21,438	$10,285	$3,915

	Year ended
Class R4	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16

Net asset value, beginning of period	$16.01	$15.53	$14.06	$12.65	$13.20

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.36	$0.37	$0.17	$0.13
Net realized and unrealized gain (loss)	(1.14)	0.60	1.52	1.60	(0.35)
Total from investment operations	$(0.82)	$0.96	$1.89	$1.77	$(0.22)

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.35)	$(0.34)	$(0.16)	$(0.17)
From net realized gain	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$(0.64)	$(0.48)	$(0.42)	$(0.36)	$(0.33)
Net asset value, end of period (x)	$14.55	$16.01	$15.53	$14.06	$12.65
Total return (%) (r)(s)(t)(x)	(5.67)	6.71	13.42	14.14	(1.61)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	0.56	0.67	1.09	1.48

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.04	2.31	2.43	1.31	1.07

Portfolio turnover	11	20	18	45	14
Net assets at end of period (000 omitted)	$37,665	$30,137	$26,747	$21,882	$10,776

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Year ended
Class R6	4/30/20	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$16.01	$15.53	$14.06	$13.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.37	$0.49	$0.04
Net realized and unrealized gain (loss)	(1.13)	0.61	1.42	1.06
Total from investment operations	$(0.79)	$0.98	$1.91	$1.10

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.37)	$(0.36)	$(0.16)
From net realized gain	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$(0.66)	$(0.50)	$(0.44)	$(0.36)
Net asset value, end of period (x)	$14.56	$16.01	$15.53	$14.06
Total return (%) (r)(s)(t)(x)	(5.50)	6.88	13.56	8.44	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	0.42	0.52	0.95	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.16	2.40	3.15	0.44	(a)

Portfolio turnover	11	20	18	45
Net assets at end of period (000 omitted)	$21,065	$16,579	$7,695	$1,726

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/20	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$12.26	$11.85	$10.73	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.41	$0.25	$0.10
Net realized and unrealized gain (loss)	(0.89)	0.30	1.16	0.74
Total from investment operations	$(0.67)	$0.71	$1.41	$0.84

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.25)	$(0.23)	$(0.11)
From net realized gain	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.34)	$(0.30)	$(0.29)	$(0.11)
Net asset value, end of period (x)	$11.25	$12.26	$11.85	$10.73
Total return (%) (r)(s)(t)(x)	(5.83)	6.47	13.19	8.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.84	4.01	9.75	15.07	(a)

Expenses after expense reductions (f)(h)	0.22	0.20	0.16	0.12	(a)

Net investment income (loss) (l)	1.81	3.49	2.17	2.42	(a)

Portfolio turnover	9	34	37	2	(n)
Net assets at end of period (000 omitted)	$2,879	$1,362	$306	$59

	Year ended
Class B	4/30/20	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$12.25	$11.82	$10.70	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.17	$0.14	$0.07
Net realized and unrealized gain (loss)	(0.89)	0.48	1.19	0.73
Total from investment operations	$(0.77)	$0.65	$1.33	$0.80

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.17)	$(0.15)	$(0.10)
From net realized gain	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.24)	$(0.22)	$(0.21)	$(0.10)
Net asset value, end of period (x)	$11.24	$12.25	$11.82	$10.70
Total return (%) (r)(s)(t)(x)	(6.53)	5.78	12.39	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.65	4.98	11.79	15.87	(a)

Expenses after expense reductions (f)(h)	0.97	0.95	0.90	0.87	(a)

Net investment income (loss) (l)	0.99	1.44	1.26	1.76	(a)

Portfolio turnover	9	34	37	2	(n)
Net assets at end of period (000 omitted)	$137	$149	$73	$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Year ended
Class C	4/30/20	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$12.21	$11.81	$10.70	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.20	$0.14	$0.07
Net realized and unrealized gain (loss)	(0.89)	0.44	1.19	0.73
Total from investment operations	$(0.76)	$0.64	$1.33	$0.80

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.19)	$(0.16)	$(0.10)
From net realized gain	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.27)	$(0.24)	$(0.22)	$(0.10)
Net asset value, end of period (x)	$11.18	$12.21	$11.81	$10.70
Total return (%) (r)(s)(t)(x)	(6.53)	5.75	12.38	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.61	4.88	11.46	15.81	(a)

Expenses after expense reductions (f)(h)	0.96	0.95	0.90	0.87	(a)

Net investment income (loss) (l)	1.11	1.68	1.24	1.68	(a)

Portfolio turnover	9	34	37	2	(n)
Net assets at end of period (000 omitted)	$432	$283	$107	$60

	Year ended
Class I	4/30/20	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$12.32	$11.88	$10.74	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.28	$0.26	$0.11
Net realized and unrealized gain (loss)	(0.87)	0.47	1.19	0.74
Total from investment operations	$(0.64)	$0.75	$1.45	$0.85

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.26)	$(0.25)	$(0.11)
From net realized gain	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.36)	$(0.31)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$11.32	$12.32	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	(5.58)	6.76	13.50	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.60	4.04	11.01	14.88	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	1.86	2.37	2.23	2.76	(a)

Portfolio turnover	9	34	37	2	(n)
Net assets at end of period (000 omitted)	$103	$66	$62	$54

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Year ended
Class R1	4/30/20	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$12.28	$11.83	$10.70	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.16	$0.14	$0.07
Net realized and unrealized gain (loss)	(0.88)	0.48	1.19	0.73
Total from investment operations	$(0.76)	$0.64	$1.33	$0.80

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.14)	$(0.14)	$(0.10)
From net realized gain	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.24)	$(0.19)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$11.28	$12.28	$11.83	$10.70
Total return (%) (r)(s)(t)(x)	(6.46)	5.69	12.41	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.65	5.04	12.02	15.88	(a)

Expenses after expense reductions (f)(h)	0.97	0.95	0.90	0.87	(a)

Net investment income (loss) (l)	0.99	1.36	1.23	1.76	(a)

Portfolio turnover	9	34	37	2	(n)
Net assets at end of period (000 omitted)	$60	$64	$61	$54

	Year ended
Class R2	4/30/20	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$12.25	$11.84	$10.72	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.27	$0.18	$0.09
Net realized and unrealized gain (loss)	(0.87)	0.42	1.21	0.73
Total from investment operations	$(0.70)	$0.69	$1.39	$0.82

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.23)	$(0.21)	$(0.10)
From net realized gain	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.30)	$(0.28)	$(0.27)	$(0.10)
Net asset value, end of period (x)	$11.25	$12.25	$11.84	$10.72
Total return (%) (r)(s)(t)(x)	(6.03)	6.29	12.92	8.32	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.13	4.31	10.36	15.38	(a)

Expenses after expense reductions (f)(h)	0.47	0.45	0.41	0.37	(a)

Net investment income (loss) (l)	1.39	2.34	1.56	2.26	(a)

Portfolio turnover	9	34	37	2	(n)
Net assets at end of period (000 omitted)	$980	$797	$151	$54

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Year ended
Class R3	4/30/20	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$12.28	$11.85	$10.73	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.24	$0.25	$0.10
Net realized and unrealized gain (loss)	(0.90)	0.48	1.17	0.74
Total from investment operations	$(0.66)	$0.72	$1.42	$0.84

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.24)	$(0.24)	$(0.11)
From net realized gain	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.35)	$(0.29)	$(0.30)	$(0.11)
Net asset value, end of period (x)	$11.27	$12.28	$11.85	$10.73
Total return (%) (r)(s)(t)(x)	(5.78)	6.48	13.21	8.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.80	4.15	9.15	14.31	(a)

Expenses after expense reductions (f)(h)	0.22	0.20	0.16	0.12	(a)

Net investment income (loss) (l)	1.99	2.04	2.11	2.41	(a)

Portfolio turnover	9	34	37	2	(n)
Net assets at end of period (000 omitted)	$7,252	$2,505	$1,203	$88

	Year ended
Class R4	4/30/20	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$12.31	$11.88	$10.74	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.31	$0.30	$0.11
Net realized and unrealized gain (loss)	(0.92)	0.43	1.15	0.74
Total from investment operations	$(0.64)	$0.74	$1.45	$0.85

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.26)	$(0.25)	$(0.11)
From net realized gain	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.36)	$(0.31)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$11.31	$12.31	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	(5.55)	6.72	13.51	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.55	3.79	8.82	14.88	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.29	2.63	2.54	2.75	(a)

Portfolio turnover	9	34	37	2	(n)
Net assets at end of period (000 omitted)	$4,568	$1,524	$356	$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Year ended
Class R6	4/30/20	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$12.33	$11.88	$10.74	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.29	$0.25	$0.11
Net realized and unrealized gain (loss)	(0.90)	0.48	1.20	0.74
Total from investment operations	$(0.63)	$0.77	$1.45	$0.85

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.27)	$(0.25)	$(0.11)
From net realized gain	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.37)	$(0.32)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$11.33	$12.33	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	(5.50)	6.95	13.51	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.48	3.80	10.10	14.87	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.21	2.43	2.18	2.76	(a)

Portfolio turnover	9	34	37	2	(n)
Net assets at end of period (000 omitted)	$7,641	$3,309	$1,268	$543

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on each fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less

Notes to Financial Statements – continued

may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2020 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund

Financial Instruments
Mutual Funds	$593,816,520	$—	$—	$593,816,520

MFS Lifetime 2020 Fund

Financial Instruments
Mutual Funds	$323,232,550	$—	$—	$323,232,550

Notes to Financial Statements – continued

	Level 1	Level 2	Level 3	Total
MFS Lifetime 2025 Fund

Financial Instruments
Mutual Funds	$327,703,338	$—	$—	$327,703,338

MFS Lifetime 2030 Fund

Financial Instruments
Mutual Funds	$600,268,408	$—	$—	$600,268,408
MFS Lifetime 2035 Fund

Financial Instruments
Mutual Funds	$332,551,495	$—	$—	$332,551,495

MFS Lifetime 2040 Fund

Financial Instruments
Mutual Funds	$434,779,898	$—	$—	$434,779,898

MFS Lifetime 2045 Fund

Financial Instruments
Mutual Funds	$230,429,105	$—	$—	$230,429,105

MFS Lifetime 2050 Fund

Financial Instruments
Mutual Funds	$238,082,217	$—	$—	$238,082,217

MFS Lifetime 2055 Fund

Financial Instruments
Mutual Funds	$125,098,235	$—	$—	$125,098,235

MFS Lifetime 2060 Fund

Financial Instruments
Mutual Funds	$24,096,090	$—	$—	$24,096,090

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for

Notes to Financial Statements – continued

federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 4/30/20	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$15,159,683	$9,562,168	$7,461,279	$14,729,384	$6,728,265
Long-term capital gains	5,877,493	6,800,144	4,100,016	17,800,074	6,210,105
Total distributions	$21,037,176	$16,362,312	$11,561,295	$32,529,458	$12,938,370

Year ended 4/30/20	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Ordinary income (including any short-term capital gains)	$10,530,309	$4,289,230	$4,501,307	$2,125,062	$354,104
Long-term capital gains	15,037,104	4,912,070	5,745,059	2,432,029	179,506
Total distributions	$25,567,413	$9,201,300	$10,246,366	$4,557,091	$533,610

Year ended 4/30/19	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$14,151,442	$9,359,915	$7,672,089	$14,927,515	$7,625,114
Long-term capital gains	6,835,974	8,979,696	2,471,107	13,876,431	1,810,035
Total distributions	$20,987,416	$18,339,611	$10,143,196	$28,803,946	$9,435,149

Year ended 4/30/19	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Ordinary income (including any short-term capital gains)	$10,699,061	$4,711,122	$5,205,028	$1,995,019	$146,710
Long-term capital gains	11,590,195	1,486,101	2,179,161	725,057	27,503
Total distributions	$22,289,256	$6,197,223	$7,384,189	$2,720,076	$174,213

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/20	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

Cost of investments	$557,246,145	$300,020,733	$311,700,749	$533,728,988	$321,836,139

Gross appreciation	43,512,200	26,143,050	21,583,029	78,843,591	22,193,498
Gross depreciation	(6,941,825)	(2,931,233)	(5,580,440)	(12,304,171)	(11,478,142)
Net unrealized appreciation (depreciation)	$36,570,375	$23,211,817	$16,002,589	$66,539,420	$10,715,356
Undistributed ordinary income	131,749	1,737,611	1,938,625	2,400,147	563,184
Undistributed long-term capital gain	2,485,723	4,234,028	2,179,262	6,913,607	3,424,401
Other temporary differences	(795,225)	—	—	—	—

As of 4/30/20	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

Cost of investments	$376,039,576	$224,709,111	$223,604,522	$126,549,734	$25,604,698

Gross appreciation	69,863,089	15,767,901	22,279,737	5,266,431	493,227
Gross depreciation	(11,122,767)	(10,047,907)	(7,802,042)	(6,717,930)	(2,001,835)
Net unrealized appreciation (depreciation)	$58,740,322	$5,719,994	$14,477,695	$(1,451,499)	$(1,508,608)
Undistributed ordinary income	303,687	83,270	89,836	44,701	10,863
Undistributed long-term capital gain	5,834,808	2,889,134	2,964,098	1,501,283	226,264

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized

Notes to Financial Statements – continued

and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund

	Year Ended 4/30/20	Year Ended 4/30/19	Year Ended 4/30/20	Year Ended 4/30/19	Year Ended 4/30/20	Year Ended 4/30/19
Class A	$4,407,821	$4,119,462	$1,999,361	$2,164,813	$777,253	$742,739
Class B	218,127	319,662	117,080	160,772	47,836	43,756
Class C	3,022,560	3,583,308	459,121	542,638	107,535	120,220
Class I	1,339,749	1,584,261	100,576	98,413	56,795	45,720
Class R1	81,286	100,188	134,890	200,352	51,474	48,184
Class R2	542,189	938,570	1,765,644	3,201,431	891,461	1,105,831
Class R3	2,427,903	2,085,492	4,245,484	4,367,266	3,272,003	2,574,072
Class R4	1,747,049	2,075,650	4,064,720	4,531,157	4,107,186	3,866,720
Class R6	1,463,758	1,153,368	3,475,436	3,072,769	2,249,752	1,595,954
Class 529A	4,597,821	3,762,990	—	—	—	—
Class 529B	140,761	131,588	—	—	—	—
Class 529C	1,048,152	1,132,877	—	—	—	—
Total	$21,037,176	$20,987,416	$16,362,312	$18,339,611	$11,561,295	$10,143,196

	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund

	Year Ended 4/30/20	Year Ended 4/30/19	Year Ended 4/30/20	Year Ended 4/30/19	Year Ended 4/30/20	Year Ended 4/30/19
Class A	$3,607,326	$2,840,320	$709,204	$558,773	$2,423,402	$1,761,796
Class B	344,130	358,338	45,965	46,179	209,405	199,896
Class C	659,315	640,713	96,504	73,228	510,136	465,888
Class I	127,203	107,770	36,169	28,057	71,232	89,105
Class R1	379,131	303,203	54,932	64,467	226,033	191,741
Class R2	3,593,363	5,100,796	987,675	947,816	2,844,840	3,999,614
Class R3	8,333,046	7,001,597	3,552,699	2,174,866	5,824,292	4,451,733
Class R4	9,167,036	7,653,993	5,061,792	4,064,305	8,910,957	7,718,795
Class R6	6,318,908	4,797,216	2,393,430	1,477,458	4,547,116	3,410,688
Total	$32,529,458	$28,803,946	$12,938,370	$9,435,149	$25,567,413	$22,289,256

	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund

	Year Ended 4/30/20	Year Ended 4/30/19	Year Ended 4/30/20	Year Ended 4/30/19	Year Ended 4/30/20	Year Ended 4/30/19
Class A	$428,168	$251,098	$617,761	$380,452	$273,957	$138,623
Class B	24,535	23,070	59,161	38,038	17,232	11,467
Class C	71,451	58,229	116,858	74,846	68,852	42,379
Class I	15,774	7,829	15,361	18,352	4,553	3,956
Class R1	34,430	40,382	42,823	27,871	46,392	28,658
Class R2	654,420	590,192	1,074,074	1,509,468	635,025	426,919
Class R3	2,619,895	1,547,592	2,897,038	1,642,710	1,249,916	665,051
Class R4	3,908,511	2,865,312	3,480,585	2,570,013	1,459,561	956,612
Class R6	1,444,116	813,519	1,942,705	1,122,439	801,603	446,411
Total	$9,201,300	$6,197,223	$10,246,366	$7,384,189	$4,557,091	$2,720,076

Notes to Financial Statements – continued

	MFS Lifetime 2060 Fund

	Year Ended 4/30/20	Year Ended 4/30/19
Class A	$55,465	$28,791
Class B	2,927	2,126
Class C	9,126	4,093
Class I	2,134	1,606
Class R1	1,250	979
Class R2	22,290	15,091
Class R3	169,401	37,604
Class R4	104,930	23,309
Class R6	166,087	60,614
Total	$533,610	$174,213

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the year ended April 30, 2020, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

$1,244,198	$795,017	$756,181	$1,139,314	$771,251	$943,508	$665,015	$672,586	$524,524	$260,271

For Class R6 shares, the investment adviser has agreed to bear each fund’s expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.10)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2020. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Excess expense reimbursement from investment adviser” in the Statements of Operations.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2020, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Lifetime Income Fund	$11,024	$8,762
MFS Lifetime 2020 Fund	11,232	—
MFS Lifetime 2025 Fund	9,786	—
MFS Lifetime 2030 Fund	29,720	—
MFS Lifetime 2035 Fund	18,035	—
MFS Lifetime 2040 Fund	22,019	—
MFS Lifetime 2045 Fund	10,857	—
MFS Lifetime 2050 Fund	19,556	—
MFS Lifetime 2055 Fund	11,461	—
MFS Lifetime 2060 Fund	12,411	—

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements – continued

Distribution Plan Fee Table:

	Class A

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$301,744
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.24%	107,534
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.23%	55,046
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	167,465
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	45,013
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.24%	101,876
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	25,796
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	35,430
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	17,198
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	4,682

	Class B

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$79,561
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	30,001
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	0.99%	16,776
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	79,767
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	15,796
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	0.99%	42,404
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	8,375
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	16,416
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	5,848
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	1,485

	Class C

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$1,076,277
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	114,518
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	40,754
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	150,296
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	0.99%	28,195
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	102,703
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	0.97%	21,787
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	32,955
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	0.99%	21,756
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	0.99%	3,816

	Class R1

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$30,353
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	40,355
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	18,688
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	74,642
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	20,475
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	46,075
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	10,817
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	12,569
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	15,267
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	645

Notes to Financial Statements – continued

	Class R2

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$85,004
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	213,012
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	162,008
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	369,256
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	149,816
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	274,746
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	101,488
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	141,682
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	93,715
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	4,762

	Class R3

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$165,509
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	217,953
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	223,577
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	391,782
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	215,848
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	248,661
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	160,326
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	161,837
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	81,184
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	12,894

	Class 529A

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.23%	$298,765

	Class 529B

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.98%	$46,250

	Class 529C

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$341,276

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Total Distribution and Service Fees	$2,424,739	$723,373	$516,849	$1,233,208	$475,143

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Total Distribution and Service Fees	$816,465	$328,589	$400,889	$234,968	$28,284

(d)

In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

Notes to Financial Statements – continued

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2020, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$4,448	$2,380	$4,799	$2,185	$863
Class B	40	82	137	370	4
Class C	353	38	6	318	210
Class R2	158	263	—	529	60
Class R3	6	13	1	8	58
Class 529A	19,437	N/A	N/A	N/A	N/A
Class 529B	737	N/A	N/A	N/A	N/A
Class 529C	1,515	N/A	N/A	N/A	N/A

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$2,643	$251	$419	$97	$9
Class B	221	7	30	—	—
Class C	207	753	35	128	20
Class R2	68	21	354	—	—
Class R3	219	1	267	9	—

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2020, were as follows:

CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$2,952	$69	$110	$667	$376
Class B	2,686	1,130	492	3,877	1,814
Class C	8,023	343	671	651	1,046
Class 529B	834	N/A	N/A	N/A	N/A
Class 529C	339	N/A	N/A	N/A	N/A

CDSC Imposed	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$606	$259	$485	$345	$45
Class B	6,473	1,947	1,092	1,009	—
Class C	576	265	631	345	95

The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the MFS Lifetime Income Fund for the year ended April 30, 2020, were as follows:

Fee
Class 529A	$59,753
Class 529B	2,312
Class 529C	17,064
Total Program Manager Fees	$79,129

Notes to Financial Statements – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended April 30, 2020, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Expenses paid	$189,110	$24,756	$22,121	$42,231	$27,636
Percentage of average daily net assets	0.0316%	0.0073%	0.0069%	0.0070%	0.0087%

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Expenses paid	$41,089	$27,700	$33,632	$34,163	$7,967
Percentage of average daily net assets	0.0093%	0.0124%	0.0146%	0.0294%	0.0476%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

$638,421	$502,857	$470,049	$782,749	$479,291	$619,392	$382,185	$380,377	$245,836	$29,426

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended April 30, 2020 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Percentage of average daily net assets	0.0029%	0.0051%	0.0055%	0.0029%	0.0055%

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Percentage of average daily net assets	0.0040%	0.0078%	0.0076%	0.0150%	0.1045%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – These funds and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the year ended April 30, 2020, the fee paid by each fund under this agreement amounted to the following and is included in “Miscellaneous” expense in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

$337	$226	$188	$376	$186

MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

$266	$123	$131	$68	$7

MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

Notes to Financial Statements – continued

On December 14, 2018, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime 2025 Fund	Class R1	4,630	$57,137
MFS Lifetime 2035 Fund	Class R1	3,712	50,748
MFS Lifetime 2045 Fund	Class R1	3,607	50,829
MFS Lifetime 2050 Fund	Class R1	3,026	50,839
MFS Lifetime 2060 Fund	Class R3	5,178	57,686
MFS Lifetime 2060 Fund	Class R6	51,866	580,381

At April 30, 2020, MFS held approximately 56% of the outstanding shares of Class I of the MFS Lifetime 2055 Fund. At April 30, 2020, MFS held approximately 60% of the outstanding shares of Class I and 100% of the outstanding shares of Class R1 of the MFS Lifetime 2060 Fund.

(4)	Portfolio Securities

For the year ended April 30, 2020, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Purchases	$94,727,700	$54,107,992	$89,818,426	$125,792,856	$101,807,345
Sales	$92,074,559	$82,270,744	$57,850,977	$106,216,687	$42,094,733

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Purchases	$88,473,039	$63,499,382	$59,608,638	$42,455,318	$16,737,194
Sales	$57,475,182	$17,689,051	$18,369,179	$13,085,321	$1,445,823

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Income Fund				MFS Lifetime 2020 Fund

	Year ended 4/30/20		Year ended 4/30/19		Year ended 4/30/20		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	3,266,456	$41,112,670	1,847,214	$22,585,377	551,418	$7,202,734	564,103	$7,238,411

Class B	13,621	171,648	72,255	871,139	8,002	106,008	28,088	360,967

Class C	695,255	8,686,803	744,303	9,078,830	68,106	879,761	113,595	1,421,637

Class I	566,902	7,083,823	1,822,886	22,106,905	55,186	700,017	186,312	2,438,993

Class R1	55,361	689,078	200,891	2,432,039	97,071	1,270,011	86,084	1,103,481

Class R2	424,928	5,356,077	664,264	8,109,192	796,150	10,422,891	1,540,597	19,699,792

Class R3	2,631,438	33,012,419	1,101,831	13,410,501	2,524,929	33,310,873	2,670,176	34,461,787

Class R4	601,664	7,607,361	708,696	8,669,602	1,230,841	16,285,674	1,848,609	24,102,640

Class R6	1,493,085	18,879,867	1,212,170	14,591,892	1,777,228	23,536,474	2,196,708	28,396,542

Class 529A	7,163,201	73,349,435	6,574,351	65,564,555	—	—	—	—

Class 529B	294,372	3,015,190	299,079	2,980,144	—	—	—	—
Class 529C	1,806,166	18,556,752	1,979,803	19,725,207	—	—	—	—
	19,012,449	$217,521,123	17,227,743	$190,125,383	7,108,931	$93,714,443	9,234,272	$119,224,250

Notes to Financial Statements – continued

	MFS Lifetime Income Fund – continued				MFS Lifetime 2020 Fund – continued

	Year ended 4/30/20		Year ended 4/30/19		Year ended 4/30/20		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions

Class A	340,931	$4,318,717	341,016	$4,062,769	145,572	$1,909,905	165,902	$1,987,511

Class B	16,816	213,554	26,118	309,489	8,724	114,198	13,142	157,051

Class C	233,822	2,968,147	295,866	3,505,070	31,284	402,623	40,235	473,163

Class I	87,698	1,110,727	106,067	1,264,014	7,044	93,047	7,525	90,755

Class R1	6,379	81,061	8,342	99,287	10,289	134,890	16,766	200,352

Class R2	39,037	495,011	72,937	867,906	127,355	1,661,981	245,658	2,923,334

Class R3	191,514	2,426,503	174,810	2,082,264	323,589	4,245,484	364,546	4,367,264

Class R4	137,906	1,745,726	173,791	2,073,601	307,700	4,064,720	376,030	4,531,157

Class R6	102,113	1,295,716	84,145	1,007,101	240,738	3,175,331	230,076	2,770,111

Class 529A	440,968	4,570,456	384,144	3,740,994	—	—	—	—

Class 529B	13,493	140,127	13,521	131,004	—	—	—	—
Class 529C	100,370	1,042,074	116,314	1,126,589	—	—	—	—
	1,711,047	$20,407,819	1,797,071	$20,270,088	1,202,295	$15,802,179	1,459,880	$17,500,698

Shares reacquired

Class A	(2,509,713)	$(31,302,968)	(2,040,158)	$(24,838,227)	(942,079)	$(12,227,555)	(898,874)	$(11,630,896)

Class B	(295,615)	(3,696,440)	(327,953)	(3,994,084)	(63,311)	(802,794)	(139,556)	(1,771,432)

Class C	(2,029,587)	(25,308,469)	(2,454,438)	(29,919,300)	(196,734)	(2,531,929)	(253,368)	(3,179,163)

Class I	(641,812)	(7,985,546)	(1,785,685)	(21,503,321)	(70,651)	(921,928)	(163,579)	(2,156,647)

Class R1	(179,552)	(2,250,516)	(243,007)	(2,935,981)	(191,982)	(2,449,708)	(107,998)	(1,379,784)

Class R2	(873,315)	(10,977,195)	(1,380,033)	(16,883,006)	(1,664,019)	(21,676,574)	(3,711,863)	(47,418,906)

Class R3	(1,751,389)	(22,029,179)	(1,296,899)	(15,776,205)	(1,973,700)	(25,716,896)	(3,383,935)	(43,644,096)

Class R4	(1,202,527)	(14,989,584)	(1,326,467)	(16,095,604)	(2,039,228)	(26,793,723)	(2,339,803)	(30,513,779)

Class R6	(884,537)	(11,053,808)	(769,099)	(9,366,737)	(2,100,510)	(27,583,050)	(998,215)	(12,912,773)

Class 529A	(5,602,235)	(57,394,727)	(4,600,709)	(45,965,876)	—	—	—	—

Class 529B	(291,128)	(2,973,342)	(265,130)	(2,646,621)	—	—	—	—
Class 529C	(2,164,819)	(21,976,096)	(2,114,359)	(21,058,166)	—	—	—	—
	(18,426,229)	$(211,937,870)	(18,603,937)	$(210,983,128)	(9,242,214)	$(120,704,157)	(11,997,191)	$(154,607,476)

Net change

Class A	1,097,674	$14,128,419	148,072	$1,809,919	(245,089)	$(3,114,916)	(168,869)	$(2,404,974)

Class B	(265,178)	(3,311,238)	(229,580)	(2,813,456)	(46,585)	(582,588)	(98,326)	(1,253,414)

Class C	(1,100,510)	(13,653,519)	(1,414,269)	(17,335,400)	(97,344)	(1,249,545)	(99,538)	(1,284,363)

Class I	12,788	209,004	143,268	1,867,598	(8,421)	(128,864)	30,258	373,101

Class R1	(117,812)	(1,480,377)	(33,774)	(404,655)	(84,622)	(1,044,807)	(5,148)	(75,951)

Class R2	(409,350)	(5,126,107)	(642,832)	(7,905,908)	(740,514)	(9,591,702)	(1,925,608)	(24,795,780)

Class R3	1,071,563	13,409,743	(20,258)	(283,440)	874,818	11,839,461	(349,213)	(4,815,045)

Class R4	(462,957)	(5,636,497)	(443,980)	(5,352,401)	(500,687)	(6,443,329)	(115,164)	(1,879,982)

Class R6	710,661	9,121,775	527,216	6,232,256	(82,544)	(871,245)	1,428,569	18,253,880

Class 529A	2,001,934	20,525,164	2,357,786	23,339,673	—	—	—	—

Class 529B	16,737	181,975	47,470	464,527	—	—	—	—
Class 529C	(258,283)	(2,377,270)	(18,242)	(206,370)	—	—	—	—
	2,297,267	$25,991,072	420,877	$(587,657)	(930,988)	$(11,187,535)	(1,303,039)	$(17,882,528)

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund				MFS Lifetime 2030 Fund

	Year ended 4/30/20		Year ended 4/30/19		Year ended 4/30/20		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	729,452	$9,492,890	567,330	$7,189,298	986,081	$15,470,303	871,533	$13,343,800

Class B	23,351	306,765	14,316	183,102	10,127	152,796	79,920	1,204,490

Class C	59,063	779,383	74,764	942,228	130,665	2,005,222	156,614	2,332,793

Class I	31,666	416,897	55,035	695,114	38,225	597,580	50,313	770,645

Class R1	95,299	1,244,387	84,642	1,072,437	180,571	2,815,251	145,709	2,215,727

Class R2	726,458	9,581,179	1,130,263	14,397,361	1,196,753	18,461,871	2,150,624	32,736,983

Class R3	3,411,078	45,118,953	2,509,467	32,054,842	3,648,083	56,872,959	3,436,146	52,676,545

Class R4	1,941,059	25,706,963	2,766,476	35,583,331	2,584,993	40,828,337	2,834,408	43,601,309
Class R6	2,460,279	32,479,994	1,513,889	19,289,218	2,741,727	42,757,924	2,615,019	40,297,219
	9,477,705	$125,127,411	8,716,182	$111,406,931	11,517,225	$179,962,243	12,340,286	$189,179,511

Shares issued to shareholders in reinvestment of distributions

Class A	53,186	$715,889	59,399	$700,316	212,292	$3,388,181	193,530	$2,655,232

Class B	3,575	47,836	3,730	43,756	21,188	334,351	25,680	348,203

Class C	7,659	102,011	9,928	115,863	37,414	586,649	41,322	557,018

Class I	4,008	54,103	3,868	45,720	7,338	117,629	7,082	97,527

Class R1	3,843	51,474	4,104	48,184	23,980	379,131	22,277	303,202

Class R2	65,063	872,509	83,510	980,403	216,849	3,430,557	348,214	4,732,212

Class R3	243,453	3,272,003	218,512	2,574,072	523,432	8,333,046	511,813	7,001,597

Class R4	303,787	4,107,186	326,581	3,866,720	570,955	9,163,831	554,849	7,651,363
Class R6	144,130	1,947,198	109,152	1,291,267	328,144	5,266,709	281,709	3,881,976
	828,704	$11,170,209	818,784	$9,666,301	1,941,592	$31,000,084	1,986,476	$27,228,330

Shares reacquired

Class A	(227,378)	$(2,955,071)	(418,765)	$(5,272,674)	(709,987)	$(10,984,153)	(957,301)	$(14,772,195)

Class B	(13,869)	(179,418)	(17,685)	(224,395)	(148,403)	(2,257,269)	(116,768)	(1,762,903)

Class C	(85,900)	(1,107,846)	(41,360)	(523,597)	(260,356)	(4,011,249)	(211,637)	(3,170,193)

Class I	(16,598)	(208,720)	(6,764)	(88,665)	(28,223)	(443,971)	(51,257)	(781,569)

Class R1	(70,668)	(894,736)	(63,589)	(807,690)	(190,380)	(2,804,203)	(132,217)	(1,985,985)

Class R2	(1,481,523)	(19,592,729)	(1,236,726)	(15,707,675)	(1,895,433)	(29,252,656)	(4,757,324)	(71,938,609)

Class R3	(2,037,563)	(26,521,302)	(1,833,067)	(23,448,568)	(2,753,800)	(42,397,218)	(3,368,822)	(51,830,605)

Class R4	(2,058,601)	(26,749,852)	(1,429,789)	(18,341,244)	(2,173,337)	(33,754,982)	(2,805,747)	(43,696,853)
Class R6	(1,083,003)	(14,165,093)	(545,617)	(6,978,691)	(2,079,274)	(31,910,986)	(722,887)	(10,975,407)
	(7,075,103)	$(92,374,767)	(5,593,362)	$(71,393,199)	(10,239,193)	$(157,816,687)	(13,123,960)	$(200,914,319)

Net change

Class A	555,260	$7,253,708	207,964	$2,616,940	488,386	$7,874,331	107,762	$1,226,837

Class B	13,057	175,183	361	2,463	(117,088)	(1,770,122)	(11,168)	(210,210)

Class C	(19,178)	(226,452)	43,332	534,494	(92,277)	(1,419,378)	(13,701)	(280,382)

Class I	19,076	262,280	52,139	652,169	17,340	271,238	6,138	86,603

Class R1	28,474	401,125	25,157	312,931	14,171	390,179	35,769	532,944

Class R2	(690,002)	(9,139,041)	(22,953)	(329,911)	(481,831)	(7,360,228)	(2,258,486)	(34,469,414)

Class R3	1,616,968	21,869,654	894,912	11,180,346	1,417,715	22,808,787	579,137	7,847,537

Class R4	186,245	3,064,297	1,663,268	21,108,807	982,611	16,237,186	583,510	7,555,819
Class R6	1,521,406	20,262,099	1,077,424	13,601,794	990,597	16,113,647	2,173,841	33,203,788
	3,231,306	$43,922,853	3,941,604	$49,680,033	3,219,624	$53,145,640	1,202,802	$15,493,522

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund				MFS Lifetime 2040 Fund

	Year ended 4/30/20		Year ended 4/30/19		Year ended 4/30/20		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	575,789	$8,324,870	317,699	$4,554,781	758,651	$12,168,952	476,877	$7,636,531

Class B	2,707	40,863	12,665	182,929	11,905	195,211	23,510	375,858

Class C	68,741	1,012,699	57,595	820,223	85,686	1,356,141	109,199	1,720,732

Class I	10,621	153,597	22,602	325,765	22,790	358,662	36,372	600,270

Class R1	62,635	924,785	84,674	1,216,315	94,132	1,515,916	115,349	1,849,793

Class R2	749,806	11,143,765	1,033,700	14,968,075	1,015,038	16,470,147	1,728,999	27,600,406

Class R3	3,565,321	53,768,520	1,924,656	28,015,898	2,760,201	44,991,464	1,901,160	30,517,741

Class R4	1,990,015	29,925,113	2,611,266	38,102,038	1,845,398	30,374,833	2,368,577	38,701,506
Class R6	2,066,400	30,909,296	1,380,361	19,775,494	1,811,518	29,720,610	1,873,600	30,218,453
	9,092,035	$136,203,508	7,445,218	$107,961,518	8,405,319	$137,151,936	8,633,643	$139,221,290

Shares issued to shareholders in reinvestment of distributions

Class A	40,006	$625,299	39,574	$510,104	127,872	$2,166,154	113,626	$1,603,256

Class B	2,909	45,298	3,597	46,179	12,310	207,426	14,088	197,794

Class C	5,997	92,830	5,571	72,752	27,560	458,038	29,290	405,962

Class I	2,147	33,602	1,991	25,699	3,552	60,556	4,494	63,765

Class R1	3,526	54,932	5,025	64,467	13,479	226,032	13,715	191,741

Class R2	62,038	967,788	64,591	830,637	163,758	2,757,697	262,197	3,673,383

Class R3	227,155	3,552,699	168,464	2,174,866	343,819	5,824,292	315,502	4,451,727

Class R4	322,202	5,061,792	313,846	4,064,305	521,415	8,910,957	542,812	7,718,793
Class R6	122,179	1,919,425	80,291	1,039,767	200,167	3,418,857	179,906	2,558,269
	788,159	$12,353,665	682,950	$8,828,776	1,413,932	$24,030,009	1,475,630	$20,864,690

Shares reacquired

Class A	(245,978)	$(3,478,531)	(300,417)	$(4,344,723)	(285,844)	$(4,615,026)	(578,011)	$(9,421,937)

Class B	(15,526)	(236,115)	(24,450)	(348,840)	(61,363)	(983,185)	(62,787)	(998,114)

Class C	(66,238)	(980,162)	(52,115)	(748,013)	(159,431)	(2,499,292)	(189,258)	(3,031,158)

Class I	(17,387)	(244,654)	(11,702)	(169,059)	(32,172)	(534,938)	(52,911)	(836,947)

Class R1	(103,247)	(1,530,349)	(54,848)	(784,704)	(128,168)	(2,042,716)	(109,275)	(1,753,085)

Class R2	(1,068,073)	(15,897,812)	(1,122,676)	(16,213,841)	(1,544,188)	(25,166,336)	(3,651,175)	(58,240,251)

Class R3	(1,563,123)	(23,235,833)	(1,330,185)	(19,148,602)	(1,495,831)	(24,235,075)	(2,171,183)	(35,224,499)

Class R4	(1,348,391)	(19,730,521)	(1,165,343)	(17,092,326)	(1,369,698)	(22,174,301)	(3,072,543)	(50,447,233)
Class R6	(685,781)	(10,214,612)	(296,367)	(4,351,619)	(1,341,542)	(21,682,859)	(487,056)	(7,876,502)
	(5,113,744)	$(75,548,589)	(4,358,103)	$(63,201,727)	(6,418,237)	$(103,933,728)	(10,374,199)	$(167,829,726)

Net change

Class A	369,817	$5,471,638	56,856	$720,162	600,679	$9,720,080	12,492	$(182,150)

Class B	(9,910)	(149,954)	(8,188)	(119,732)	(37,148)	(580,548)	(25,189)	(424,462)

Class C	8,500	125,367	11,051	144,962	(46,185)	(685,113)	(50,769)	(904,464)

Class I	(4,619)	(57,455)	12,891	182,405	(5,830)	(115,720)	(12,045)	(172,912)

Class R1	(37,086)	(550,632)	34,851	496,078	(20,557)	(300,768)	19,789	288,449

Class R2	(256,229)	(3,786,259)	(24,385)	(415,129)	(365,392)	(5,938,492)	(1,659,979)	(26,966,462)

Class R3	2,229,353	34,085,386	762,935	11,042,162	1,608,189	26,580,681	45,479	(255,031)

Class R4	963,826	15,256,384	1,759,769	25,074,017	997,115	17,111,489	(161,154)	(4,026,934)
Class R6	1,502,798	22,614,109	1,164,285	16,463,642	670,143	11,456,608	1,566,450	24,900,220
	4,766,450	$73,008,584	3,770,065	$53,588,567	3,401,014	$57,248,217	(264,926)	$(7,743,746)

Notes to Financial Statements – continued

	MFS Lifetime 2045 Fund				MFS Lifetime 2050 Fund

	Year ended 4/30/20		Year ended 4/30/19		Year ended 4/30/20		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	310,028	$4,776,747	205,891	$3,073,934	268,596	$4,966,014	212,106	$3,874,731

Class B	184	2,793	3,765	56,892	4,676	83,717	21,129	381,150

Class C	33,496	481,515	32,933	489,680	31,480	576,145	40,380	719,263

Class I	10,584	166,000	9,647	142,402	12,630	237,605	5,701	103,885

Class R1	41,336	625,050	62,118	944,961	37,238	677,052	48,506	865,633

Class R2	483,723	7,427,045	720,610	10,753,797	619,064	11,324,889	1,325,864	23,688,118

Class R3	2,226,739	34,384,000	1,378,306	20,744,811	1,812,124	33,532,786	1,121,091	20,203,947

Class R4	1,678,897	26,064,119	1,667,525	25,084,521	1,307,695	24,325,814	1,379,193	25,037,200
Class R6	1,283,852	19,771,943	836,684	12,396,334	976,734	18,125,477	1,008,037	17,954,337
	6,068,839	$93,699,212	4,917,479	$73,687,332	5,070,237	$93,849,499	5,162,007	$92,828,264

Shares issued to shareholders in reinvestment of distributions

Class A	22,227	$362,073	17,511	$232,026	30,170	$593,134	23,172	$371,686

Class B	1,512	24,535	1,748	23,070	3,046	59,161	2,397	38,038

Class C	3,642	58,739	3,408	44,746	5,814	112,273	4,260	67,224

Class I	964	15,774	589	7,829	783	15,361	1,146	18,352

Class R1	2,124	34,430	3,064	40,382	2,215	42,823	1,765	27,871

Class R2	39,627	641,963	40,282	530,514	53,322	1,036,054	90,222	1,429,114

Class R3	161,026	2,619,895	116,888	1,547,592	148,567	2,897,038	103,121	1,642,710

Class R4	239,199	3,908,511	215,761	2,865,312	177,490	3,480,585	160,618	2,569,892
Class R6	71,496	1,167,526	48,661	646,219	82,287	1,612,812	58,498	935,388
	541,817	$8,833,446	447,912	$5,937,690	503,694	$9,849,241	445,199	$7,100,275

Shares reacquired

Class A	(85,346)	$(1,328,976)	(174,295)	$(2,610,623)	(136,726)	$(2,479,910)	(229,935)	$(4,219,239)

Class B	(9,537)	(144,314)	(9,067)	(137,439)	(14,400)	(229,224)	(5,945)	(104,142)

Class C	(46,126)	(699,946)	(17,737)	(265,356)	(36,692)	(648,180)	(17,910)	(320,913)

Class I	(2,602)	(39,626)	(1,894)	(26,294)	(3,931)	(70,814)	(26,443)	(457,483)

Class R1	(43,170)	(657,841)	(52,124)	(778,340)	(40,015)	(726,702)	(37,257)	(652,110)

Class R2	(706,954)	(10,988,838)	(699,937)	(10,458,430)	(631,119)	(11,599,636)	(2,448,179)	(44,022,350)

Class R3	(938,062)	(14,419,607)	(852,525)	(12,823,226)	(696,448)	(12,912,862)	(951,483)	(17,269,437)

Class R4	(899,237)	(13,588,281)	(1,149,915)	(17,507,428)	(726,373)	(13,595,054)	(1,700,206)	(31,322,071)
Class R6	(360,787)	(5,415,309)	(249,014)	(3,725,309)	(526,581)	(9,626,365)	(257,215)	(4,616,913)
	(3,091,821)	$(47,282,738)	(3,206,508)	$(48,332,445)	(2,812,285)	$(51,888,747)	(5,674,573)	$(102,984,658)

Net change

Class A	246,909	$3,809,844	49,107	$695,337	162,040	$3,079,238	5,343	$27,178

Class B	(7,841)	(116,986)	(3,554)	(57,477)	(6,678)	(86,346)	17,581	315,046

Class C	(8,988)	(159,692)	18,604	269,070	602	40,238	26,730	465,574

Class I	8,946	142,148	8,342	123,937	9,482	182,152	(19,596)	(335,246)

Class R1	290	1,639	13,058	207,003	(562)	(6,827)	13,014	241,394

Class R2	(183,604)	(2,919,830)	60,955	825,881	41,267	761,307	(1,032,093)	(18,905,118)

Class R3	1,449,703	22,584,288	642,669	9,469,177	1,264,243	23,516,962	272,729	4,577,220

Class R4	1,018,859	16,384,349	733,371	10,442,405	758,812	14,211,345	(160,395)	(3,714,979)
Class R6	994,561	15,524,160	636,331	9,317,244	532,440	10,111,924	809,320	14,272,812
	3,518,835	$55,249,920	2,158,883	$31,292,577	2,761,646	$51,809,993	(67,367)	$(3,056,119)

Notes to Financial Statements – continued

	MFS Lifetime 2055 Fund				MFS Lifetime 2060 Fund

	Year ended 4/30/20		Year ended 4/30/19		Year ended 4/30/20		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	207,125	$3,256,651	129,673	$1,995,896	161,398	$1,924,091	132,642	$1,540,130

Class B	217	3,375	7,695	119,724	187	2,236	5,784	67,883

Class C	34,884	552,200	33,623	507,577	16,379	198,582	15,414	180,074

Class I	1,495	24,039	2,851	43,856	3,589	47,308	—	—

Class R1	65,141	1,011,489	59,257	894,529	—	—	—	—

Class R2	535,895	8,457,047	704,148	10,748,621	61,682	756,107	69,621	821,311

Class R3	1,377,456	21,613,001	976,652	15,060,511	510,606	6,212,336	183,340	2,148,135

Class R4	1,028,373	16,315,521	1,184,157	18,272,183	336,051	4,096,780	119,553	1,415,534
Class R6	662,989	10,536,421	694,479	10,488,257	547,986	6,468,554	242,210	2,840,940
	3,913,575	$61,769,744	3,792,535	$58,131,154	1,637,878	$19,705,994	768,564	$9,014,007

Shares issued to shareholders in reinvestment of distributions

Class A	14,645	$245,010	9,624	$130,882	4,263	$55,465	2,753	$28,791

Class B	1,031	17,232	845	11,467	225	2,927	203	2,126

Class C	3,492	57,860	2,372	31,952	704	9,126	392	4,093

Class I	272	4,553	291	3,956	163	2,134	153	1,606

Class R1	2,798	46,392	2,126	28,658	96	1,250	93	979

Class R2	37,499	624,738	27,555	372,822	1,713	22,290	1,443	15,091

Class R3	74,711	1,249,916	48,937	665,051	13,001	169,401	3,588	37,604

Class R4	86,827	1,459,561	70,082	956,612	8,034	104,930	2,222	23,309
Class R6	38,150	641,296	25,400	346,708	9,109	119,152	4,209	44,196
	259,425	$4,346,558	187,232	$2,548,108	37,308	$486,675	15,056	$157,795

Shares reacquired

Class A	(55,693)	$(891,591)	(83,896)	$(1,306,200)	(20,887)	$(251,781)	(50,134)	$(569,011)

Class B	(3,502)	(56,952)	(966)	(14,757)	(357)	(4,278)	(35)	(405)

Class C	(27,937)	(444,223)	(14,762)	(223,196)	(1,616)	(19,573)	(1,687)	(19,772)

Class I	(4,755)	(75,342)	(744)	(11,977)	(6)	(72)	—	—

Class R1	(52,915)	(824,757)	(20,468)	(311,203)	—	—	—	—

Class R2	(538,292)	(8,490,365)	(562,874)	(8,528,243)	(41,268)	(513,697)	(18,794)	(215,839)

Class R3	(653,326)	(10,299,314)	(676,831)	(10,359,570)	(84,123)	(1,014,347)	(84,467)	(1,003,900)

Class R4	(408,649)	(6,387,064)	(1,094,209)	(17,126,342)	(63,846)	(773,018)	(27,944)	(328,316)
Class R6	(289,469)	(4,535,856)	(180,037)	(2,712,095)	(151,134)	(1,790,299)	(84,675)	(965,887)
	(2,034,538)	$(32,005,464)	(2,634,787)	$(40,593,583)	(363,237)	$(4,367,065)	(267,736)	$(3,103,130)

Net change

Class A	166,077	$2,610,070	55,401	$820,578	144,774	$1,727,775	85,261	$999,910

Class B	(2,254)	(36,345)	7,574	116,434	55	885	5,952	69,604

Class C	10,439	165,837	21,233	316,333	15,467	188,135	14,119	164,395

Class I	(2,988)	(46,750)	2,398	35,835	3,746	49,370	153	1,606

Class R1	15,024	233,124	40,915	611,984	96	1,250	93	979

Class R2	35,102	591,420	168,829	2,593,200	22,127	264,700	52,270	620,563

Class R3	798,841	12,563,603	348,758	5,365,992	439,484	5,367,390	102,461	1,181,839

Class R4	706,551	11,388,018	160,030	2,102,453	280,239	3,428,692	93,831	1,110,527
Class R6	411,670	6,641,861	539,842	8,122,870	405,961	4,797,407	161,744	1,919,249
	2,138,462	$34,110,838	1,344,980	$20,085,679	1,311,949	$15,825,604	515,884	$6,068,672

Class T shares were not publicly available for sale during the period. Please see each fund’s prospectus for details.

Notes to Financial Statements – continued

Effective June 1, 2019, purchases of each fund’s Class B and Class 529B (if applicable) shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2020, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Commitment Fee	$3,300	$1,902	$1,648	$3,140	$1,634
Interest Expense	—	—	—	—	—

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Commitment Fee	$2,258	$1,151	$1,193	$580	$78
Interest Expense	—	—	—	—	—

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$11,448,429	$4,134,571	$2,641,670	$50,835	$(363,643)	$12,628,522
MFS Blended Research Growth Equity Fund	11,440,815	3,247,615	2,687,639	131,966	660,489	12,793,246
MFS Blended Research International Equity Fund	14,329,986	5,289,398	2,520,999	(24,813)	(1,917,022)	15,156,550
MFS Blended Research Mid Cap Equity Fund	17,237,209	7,439,672	3,332,741	(101,246)	(2,077,032)	19,165,862
MFS Blended Research Small Cap Equity Fund	5,711,851	3,115,380	1,254,994	(47,950)	(1,067,386)	6,456,901
MFS Blended Research Value Equity Fund	11,471,311	4,627,494	2,181,849	(56,614)	(1,318,884)	12,541,458
MFS Commodity Strategy Fund	11,430,155	4,644,826	1,409,376	(142,441)	(3,328,585)	11,194,579
MFS Emerging Markets Debt Fund	11,485,934	1,927,942	823,659	(12,117)	(761,922)	11,816,178
MFS Emerging Markets Debt Local Currency Fund (a)	5,750,151	1,423,138	737,410	(38,880)	(455,719)	5,941,280
MFS Global Bond Fund	28,690,105	3,492,367	3,457,790	(217,883)	799,038	29,305,837
MFS Global Real Estate Fund	11,486,614	4,448,700	2,203,097	(34,323)	(1,308,866)	12,389,028
MFS Government Securities Fund	57,342,926	7,448,754	12,658,096	(1,693)	4,481,725	56,613,616
MFS Growth Fund	11,455,389	2,381,542	2,591,540	654,911	695,214	12,595,516
MFS High Income Fund	17,250,148	2,975,983	1,077,020	(68,109)	(1,130,712)	17,950,290
MFS Inflation-Adjusted Bond Fund	57,319,971	7,993,024	12,208,573	29,314	3,711,016	56,844,752
MFS Institutional Money Market Portfolio	597,869	47,659,802	47,081,065	10	4	1,176,620
MFS International Growth Fund	2,869,019	804,590	473,245	(4,112)	(131,518)	3,064,734
MFS International Intrinsic Value Fund	2,873,250	781,683	514,835	(15,753)	(81,996)	3,042,349
MFS Limited Maturity Fund	114,759,694	14,856,306	13,639,721	(249,829)	(245,629)	115,480,821
MFS Mid Cap Growth Fund	8,613,320	2,201,538	1,782,579	349,355	93,064	9,474,698
MFS Mid Cap Value Fund	8,608,502	3,958,185	1,738,180	(47,225)	(1,228,259)	9,553,023
MFS New Discovery Fund	2,859,618	1,224,520	757,920	20,076	(67,838)	3,278,456
MFS New Discovery Value Fund	2,861,559	1,532,457	633,896	(18,682)	(490,628)	3,250,810
MFS Research Fund	11,467,931	3,576,497	2,424,924	87,194	(118,485)	12,588,213
MFS Research International Fund	8,607,451	2,356,366	1,364,420	22,895	(528,406)	9,093,886
MFS Total Return Bond Fund	114,726,834	12,968,026	14,771,656	(46,613)	5,079,372	117,955,963
MFS Value Fund	11,504,330	4,099,217	2,248,754	9,915	(901,376)	12,463,332
	$574,200,371	$160,609,593	$139,217,648	$228,188	$(2,003,984)	$593,816,520

Notes to Financial Statements – continued

	MFS Lifetime Income Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$204,473	$434,353
MFS Blended Research Growth Equity Fund	109,534	450,001
MFS Blended Research International Equity Fund	468,196	—
MFS Blended Research Mid Cap Equity Fund	292,030	596,868
MFS Blended Research Small Cap Equity Fund	85,627	32,308
MFS Blended Research Value Equity Fund	278,685	—
MFS Commodity Strategy Fund	234,730	—
MFS Emerging Markets Debt Fund	561,283	—
MFS Emerging Markets Debt Local Currency Fund (a)	179,938	—
MFS Global Bond Fund	709,943	—
MFS Global Real Estate Fund	690,579	—
MFS Government Securities Fund	1,471,676	—
MFS Growth Fund	—	197,201
MFS High Income Fund	898,213	—
MFS Inflation-Adjusted Bond Fund	1,377,816	—
MFS Institutional Money Market Portfolio	22,859	—
MFS International Growth Fund	35,288	11,998
MFS International Intrinsic Value Fund	37,624	90,672
MFS Limited Maturity Fund	3,277,778	—
MFS Mid Cap Growth Fund	—	75,191
MFS Mid Cap Value Fund	139,857	77,376
MFS New Discovery Fund	70,022	137,568
MFS New Discovery Value Fund	73,795	76,706
MFS Research Fund	159,572	326,379
MFS Research International Fund	186,696	—
MFS Total Return Bond Fund	3,675,521	—
MFS Value Fund	280,750	153,819
	$15,522,485	$2,660,440

Notes to Financial Statements – continued

	MFS Lifetime 2020 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$7,791,771	$2,214,381	$2,532,718	$173,158	$(394,390)	$7,252,202
MFS Blended Research Growth Equity Fund	7,782,021	1,784,636	2,654,849	419,633	29,199	7,360,640
MFS Blended Research International Equity Fund	10,008,274	2,688,855	2,805,893	73,874	(1,273,320)	8,691,790
MFS Blended Research Mid Cap Equity Fund	11,276,687	3,853,363	3,006,582	138,856	(1,454,386)	10,807,938
MFS Blended Research Small Cap Equity Fund	3,397,237	1,568,944	757,895	(18,465)	(661,434)	3,528,387
MFS Blended Research Value Equity Fund	7,820,715	2,444,372	2,161,882	125,564	(1,042,662)	7,186,107
MFS Commodity Strategy Fund	6,807,512	2,336,480	1,055,016	(127,712)	(1,805,326)	6,155,938
MFS Emerging Markets Debt Fund	7,838,347	824,688	1,532,344	(3,227)	(417,129)	6,710,335
MFS Emerging Markets Debt Local Currency Fund (a)	4,416,218	574,710	1,189,565	12,519	(268,785)	3,545,097
MFS Global Bond Fund	17,130,530	2,073,914	3,684,407	(84,652)	463,028	15,898,413
MFS Global Real Estate Fund	6,862,743	2,398,915	1,759,439	40,665	(823,828)	6,719,056
MFS Government Securities Fund	34,226,209	4,534,471	10,283,820	89,747	2,453,312	31,019,919
MFS Growth Fund	7,800,147	1,211,366	2,588,484	1,312,389	(500,156)	7,235,262
MFS High Income Fund	12,268,387	1,262,386	2,490,544	(84,611)	(631,111)	10,324,507
MFS Inflation-Adjusted Bond Fund	34,184,768	4,716,743	9,931,326	58,409	2,049,983	31,078,577
MFS Institutional Money Market Portfolio	51,135	6,793,581	6,733,643	90	(3)	111,160
MFS International Growth Fund	2,200,598	358,327	643,907	221,328	(306,171)	1,830,175
MFS International Intrinsic Value Fund	2,205,476	346,762	665,274	214,496	(279,809)	1,821,651
MFS Limited Maturity Fund	58,766,441	10,791,119	9,371,380	(85,387)	(151,959)	59,948,834
MFS Mid Cap Growth Fund	5,632,894	1,108,735	1,663,761	817,856	(536,472)	5,359,252
MFS Mid Cap Value Fund	5,628,593	1,989,552	1,492,375	294,733	(1,041,991)	5,378,512
MFS New Discovery Fund	1,702,573	615,862	490,908	34,334	(62,231)	1,799,630
MFS New Discovery Value Fund	1,704,964	751,418	391,033	8,941	(301,259)	1,773,031
MFS Research Fund	7,816,027	1,801,890	2,391,913	704,457	(708,132)	7,222,329
MFS Research International Fund	5,626,939	1,257,675	1,474,951	158,379	(471,169)	5,096,873
MFS Total Return Bond Fund	63,610,600	8,950,162	13,082,209	77,951	2,690,644	62,247,148
MFS Value Fund	7,856,502	2,063,320	2,223,074	555,737	(1,122,698)	7,129,787
	$342,414,308	$71,316,627	$89,059,192	$5,129,062	$(6,568,255)	$323,232,550

Notes to Financial Statements – continued

	MFS Lifetime 2020 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$125,229	$266,015
MFS Blended Research Growth Equity Fund	67,060	275,505
MFS Blended Research International Equity Fund	290,943	—
MFS Blended Research Mid Cap Equity Fund	174,581	356,819
MFS Blended Research Small Cap Equity Fund	48,377	18,253
MFS Blended Research Value Equity Fund	170,759	—
MFS Commodity Strategy Fund	133,295	—
MFS Emerging Markets Debt Fund	349,810	—
MFS Emerging Markets Debt Local Currency Fund (a)	112,248	—
MFS Global Bond Fund	404,168	—
MFS Global Real Estate Fund	391,794	—
MFS Government Securities Fund	837,201	—
MFS Growth Fund	—	122,918
MFS High Income Fund	575,333	—
MFS Inflation-Adjusted Bond Fund	784,302	—
MFS Institutional Money Market Portfolio	2,029	—
MFS International Growth Fund	23,221	7,895
MFS International Intrinsic Value Fund	24,773	59,702
MFS Limited Maturity Fund	1,691,376	—
MFS Mid Cap Growth Fund	—	44,972
MFS Mid Cap Value Fund	83,484	46,188
MFS New Discovery Fund	39,530	77,662
MFS New Discovery Value Fund	41,830	43,990
MFS Research Fund	97,737	199,906
MFS Research International Fund	111,773	—
MFS Total Return Bond Fund	1,992,425	—
MFS Value Fund	174,886	94,289
	$8,748,164	$1,614,114

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$9,554,219	$3,180,153	$1,812,489	$(35,266)	$(373,296)	$10,513,321
MFS Blended Research Growth Equity Fund	9,541,525	2,459,406	1,959,626	29,892	519,818	10,591,015
MFS Blended Research International Equity Fund	13,325,449	4,487,888	2,062,555	(103,763)	(1,862,301)	13,784,718
MFS Blended Research Mid Cap Equity Fund	14,185,666	5,062,747	2,474,408	(73,967)	(1,869,032)	14,831,006
MFS Blended Research Small Cap Equity Fund	3,317,030	1,690,098	581,037	(36,485)	(703,799)	3,685,807
MFS Blended Research Value Equity Fund	9,588,601	3,786,446	1,474,399	(90,834)	(1,311,849)	10,497,965
MFS Commodity Strategy Fund	6,649,640	2,736,998	733,629	(117,181)	(1,933,015)	6,602,813
MFS Emerging Markets Debt Fund	8,766,979	2,392,893	805,348	(28,930)	(633,221)	9,692,373
MFS Emerging Markets Debt Local Currency Fund (a)	5,849,515	1,811,536	550,592	(4,136)	(584,154)	6,522,169
MFS Global Bond Fund	14,603,367	4,178,071	3,048,087	(39,706)	333,497	16,027,142
MFS Global Real Estate Fund	6,677,188	2,603,590	1,350,575	(10,635)	(864,929)	7,054,639
MFS Government Securities Fund	29,194,356	9,228,549	9,289,137	137,987	2,268,818	31,540,573
MFS Growth Fund	9,564,368	1,750,437	1,909,389	125,148	914,130	10,444,694
MFS High Income Fund	14,623,656	4,382,796	1,701,644	(103,564)	(1,032,685)	16,168,559
MFS Inflation-Adjusted Bond Fund	26,684,218	9,898,587	7,772,932	19,901	1,842,005	30,671,779
MFS Institutional Money Market Portfolio	772,854	9,404,557	9,392,962	(25)	8	784,432
MFS International Growth Fund	3,335,595	842,826	525,919	(22,581)	(162,589)	3,467,332
MFS International Intrinsic Value Fund	3,338,919	836,190	596,739	(37,849)	(102,563)	3,437,958
MFS International New Discovery Fund	830,561	20,424	477,541	107,298	(162,764)	317,978
MFS Limited Maturity Fund	20,902,459	11,850,719	3,690,978	(33,012)	(118,343)	28,910,845
MFS Mid Cap Growth Fund	7,089,647	1,385,088	1,524,338	209,103	104,659	7,264,159
MFS Mid Cap Value Fund	7,087,574	2,699,372	1,282,372	(56,426)	(1,039,727)	7,408,421
MFS New Discovery Fund	1,668,128	607,475	381,366	(815)	(47,641)	1,845,781
MFS New Discovery Value Fund	1,664,968	809,807	291,944	(7,310)	(311,254)	1,864,267
MFS Research Fund	9,584,086	2,631,295	1,642,122	(22,045)	(94,631)	10,456,583
MFS Research International Fund	6,671,462	1,808,012	1,113,179	(65,038)	(404,886)	6,896,371
MFS Total Return Bond Fund	37,992,765	13,721,018	7,442,423	(32,274)	1,783,959	46,023,045
MFS Value Fund	9,606,923	3,070,869	1,365,814	(71,477)	(842,908)	10,397,593
	$292,671,718	$109,337,847	$67,253,544	$(363,990)	$(6,688,693)	$327,703,338

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$173,178	$367,874
MFS Blended Research Growth Equity Fund	92,837	381,405
MFS Blended Research International Equity Fund	433,211	—
MFS Blended Research Mid Cap Equity Fund	234,735	479,766
MFS Blended Research Small Cap Equity Fund	49,447	18,657
MFS Blended Research Value Equity Fund	235,880	—
MFS Commodity Strategy Fund	136,243	—
MFS Emerging Markets Debt Fund	448,486	—
MFS Emerging Markets Debt Local Currency Fund (a)	196,930	—
MFS Global Bond Fund	378,690	—
MFS Global Real Estate Fund	406,087	—
MFS Government Securities Fund	783,938	—
MFS Growth Fund	—	167,144
MFS High Income Fund	797,562	—
MFS Inflation-Adjusted Bond Fund	694,045	—
MFS Institutional Money Market Portfolio	14,481	—
MFS International Growth Fund	40,842	13,886
MFS International Intrinsic Value Fund	43,587	105,041
MFS International New Discovery Fund	7,185	7,903
MFS Limited Maturity Fund	709,110	—
MFS Mid Cap Growth Fund	—	60,522
MFS Mid Cap Value Fund	112,093	62,016
MFS New Discovery Fund	40,321	79,216
MFS New Discovery Value Fund	42,832	45,142
MFS Research Fund	135,287	276,707
MFS Research International Fund	143,828	—
MFS Total Return Bond Fund	1,335,840	—
MFS Value Fund	237,135	130,651
	$7,923,810	$2,195,930

Notes to Financial Statements – continued

	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$23,505,404	$5,017,292	$2,555,607	$26,679	$(1,133,463)	$24,860,305
MFS Blended Research Emerging Markets Equity Fund	839,242	33,802	497,739	43,224	(121,321)	297,208
MFS Blended Research Growth Equity Fund	26,024,795	2,995,118	4,146,531	324,811	938,560	26,136,753
MFS Blended Research International Equity Fund	39,552,966	9,086,972	5,841,437	(86,981)	(5,540,780)	37,170,740
MFS Blended Research Mid Cap Equity Fund	44,745,605	11,709,957	4,804,298	85,446	(6,283,453)	45,453,257
MFS Blended Research Small Cap Equity Fund	9,667,611	3,621,398	1,316,661	(15,859)	(2,067,582)	9,888,907
MFS Blended Research Value Equity Fund	26,090,094	5,866,232	2,663,025	41,507	(3,682,417)	25,652,391
MFS Commodity Strategy Fund	19,179,380	5,905,597	2,115,792	(441,798)	(5,236,881)	17,290,506
MFS Emerging Markets Debt Fund	17,685,702	3,705,024	2,782,947	(113,658)	(1,111,599)	17,382,522
MFS Emerging Markets Debt Local Currency Fund (a)	11,807,746	2,487,196	1,549,665	(78,762)	(995,887)	11,670,628
MFS Emerging Markets Equity Fund	837,518	31,679	490,090	199,260	(280,366)	298,001
MFS Global Bond Fund	24,396,655	8,518,342	6,227,841	(126,267)	565,303	27,126,192
MFS Global Real Estate Fund	19,349,673	5,242,411	3,246,584	160,364	(2,588,216)	18,917,648
MFS Government Securities Fund	41,922,835	20,685,642	15,510,675	232,358	3,509,334	50,839,494
MFS Growth Fund	26,079,975	1,825,129	4,752,688	1,808,440	756,405	25,717,261
MFS High Income Fund	29,482,982	6,566,065	4,497,251	(298,776)	(1,863,123)	29,389,897
MFS Inflation-Adjusted Bond Fund	37,699,428	11,631,903	13,265,263	(120)	2,409,314	38,475,262
MFS Institutional Money Market Portfolio	894,351	14,631,866	14,687,008	(91)	(31)	839,087
MFS International Growth Fund	10,535,493	1,366,240	1,709,919	136,744	(706,190)	9,622,368
MFS International Intrinsic Value Fund	10,541,475	1,271,154	1,814,281	182,454	(643,448)	9,537,354
MFS International New Discovery Fund	7,565,259	1,260,342	1,135,374	99,123	(1,035,959)	6,753,391
MFS Mid Cap Growth Fund	22,375,454	2,427,780	3,277,585	840,733	22,543	22,388,925
MFS Mid Cap Value Fund	22,338,090	6,352,700	2,544,099	55,676	(3,537,462)	22,664,905
MFS New Discovery Fund	4,850,361	1,232,615	899,580	35,493	(192,282)	5,026,607
MFS New Discovery Value Fund	4,846,225	1,724,599	680,736	18,239	(923,150)	4,985,177
MFS Research Fund	23,587,089	3,930,034	2,336,899	61,133	(455,000)	24,786,357
MFS Research International Fund	18,543,558	3,640,802	2,670,318	(175,047)	(1,191,191)	18,147,804
MFS Total Return Bond Fund	38,610,762	12,965,195	9,816,007	(43,827)	1,748,946	43,465,069
MFS Value Fund	26,225,117	4,691,361	3,070,312	314,559	(2,676,333)	25,484,392
	$589,780,845	$160,424,447	$120,906,212	$3,285,057	$(32,315,729)	$600,268,408

Notes to Financial Statements – continued

	MFS Lifetime 2030 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$419,155	$890,390
MFS Blended Research Emerging Markets Equity Fund	10,277	—
MFS Blended Research Growth Equity Fund	238,305	979,031
MFS Blended Research International Equity Fund	1,228,325	—
MFS Blended Research Mid Cap Equity Fund	732,370	1,496,863
MFS Blended Research Small Cap Equity Fund	138,801	52,371
MFS Blended Research Value Equity Fund	606,061	—
MFS Commodity Strategy Fund	380,939	—
MFS Emerging Markets Debt Fund	852,250	—
MFS Emerging Markets Debt Local Currency Fund (a)	362,815	—
MFS Emerging Markets Equity Fund	10,258	—
MFS Global Bond Fund	640,674	—
MFS Global Real Estate Fund	1,123,318	—
MFS Government Securities Fund	1,210,346	—
MFS Growth Fund	—	431,002
MFS High Income Fund	1,516,224	—
MFS Inflation-Adjusted Bond Fund	926,436	—
MFS Institutional Money Market Portfolio	15,100	—
MFS International Growth Fund	119,940	40,779
MFS International Intrinsic Value Fund	127,999	308,470
MFS International New Discovery Fund	97,608	107,371
MFS Mid Cap Growth Fund	—	188,677
MFS Mid Cap Value Fund	349,295	193,250
MFS New Discovery Fund	113,685	223,349
MFS New Discovery Value Fund	119,531	125,673
MFS Research Fund	326,788	668,390
MFS Research International Fund	391,642	—
MFS Total Return Bond Fund	1,309,685	—
MFS Value Fund	601,522	337,343
	$13,969,349	$6,042,959

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$11,502,752	$3,688,877	$1,002,940	$(36,788)	$(653,759)	$13,498,142
MFS Blended Research Emerging Markets Equity Fund	1,643,181	666,280	276,529	(8,024)	(299,621)	1,725,287
MFS Blended Research Growth Equity Fund	16,018,364	4,405,271	2,347,452	(110,564)	860,684	18,826,303
MFS Blended Research International Equity Fund	25,506,217	9,597,224	2,482,043	(149,316)	(4,260,403)	28,211,679
MFS Blended Research Mid Cap Equity Fund	26,439,830	10,663,283	1,945,972	(111,182)	(4,173,684)	30,872,275
MFS Blended Research Small Cap Equity Fund	5,963,798	3,091,562	603,995	(36,615)	(1,404,609)	7,010,141
MFS Blended Research Value Equity Fund	16,050,495	6,323,150	1,208,293	(62,163)	(2,630,092)	18,473,097
MFS Commodity Strategy Fund	11,892,292	6,996,552	2,005,885	(447,709)	(3,578,087)	12,857,163
MFS Emerging Markets Debt Fund	7,418,121	3,849,497	1,270,171	(100,698)	(632,778)	9,263,971
MFS Emerging Markets Debt Local Currency Fund (a)	4,953,455	2,610,421	690,395	(25,642)	(628,785)	6,219,054
MFS Emerging Markets Equity Fund	1,640,722	690,856	271,270	(1,786)	(334,430)	1,724,092
MFS Global Bond Fund	4,941,811	2,953,644	1,778,314	(77,377)	113,526	6,153,290
MFS Global Real Estate Fund	11,940,538	5,266,642	1,921,773	(34,718)	(1,828,445)	13,422,244
MFS Growth Fund	16,040,708	4,019,201	3,042,189	(63,995)	1,714,534	18,668,259
MFS High Income Fund	12,371,866	6,523,995	2,226,488	(199,537)	(1,082,287)	15,387,549
MFS Inflation-Adjusted Bond Fund	13,358,392	7,603,049	6,296,709	35,833	911,506	15,612,071
MFS Institutional Money Market Portfolio	406,980	7,340,434	7,353,982	(155)	(21)	393,256
MFS International Growth Fund	7,623,388	2,189,331	862,788	(75,816)	(491,866)	8,382,249
MFS International Intrinsic Value Fund	7,631,959	2,227,334	1,082,428	(140,552)	(320,136)	8,316,177
MFS International New Discovery Fund	6,576,061	2,008,589	614,786	(30,303)	(985,875)	6,953,686
MFS Mid Cap Growth Fund	13,226,000	3,439,382	1,886,848	35,666	418,188	15,232,388
MFS Mid Cap Value Fund	13,184,915	5,663,230	1,099,111	(68,458)	(2,301,715)	15,378,861
MFS New Discovery Fund	2,996,722	1,113,564	456,911	(6,628)	(116,528)	3,530,219
MFS New Discovery Value Fund	2,990,582	1,526,526	332,734	(16,136)	(621,313)	3,546,925
MFS Research Fund	11,528,907	3,259,905	1,048,302	(16,778)	(303,019)	13,420,713
MFS Research International Fund	10,299,695	3,167,912	950,543	(78,652)	(882,857)	11,555,555
MFS Total Return Bond Fund	8,432,768	3,918,277	3,058,921	(93,007)	381,748	9,580,865
MFS Value Fund	16,169,409	5,362,075	1,357,926	(42,071)	(1,795,503)	18,335,984
	$288,749,928	$120,166,063	$49,475,698	$(1,963,171)	$(24,925,627)	$332,551,495

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$224,141	$476,133
MFS Blended Research Emerging Markets Equity Fund	35,698	—
MFS Blended Research Growth Equity Fund	166,136	682,540
MFS Blended Research International Equity Fund	890,667	—
MFS Blended Research Mid Cap Equity Fund	488,254	997,922
MFS Blended Research Small Cap Equity Fund	95,716	36,115
MFS Blended Research Value Equity Fund	424,039	—
MFS Commodity Strategy Fund	262,383	—
MFS Emerging Markets Debt Fund	407,909	—
MFS Emerging Markets Debt Local Currency Fund (a)	186,693	—
MFS Emerging Markets Equity Fund	35,524	—
MFS Global Bond Fund	139,098	—
MFS Global Real Estate Fund	792,722	—
MFS Growth Fund	—	294,256
MFS High Income Fund	725,476	—
MFS Inflation-Adjusted Bond Fund	354,338	—
MFS Institutional Money Market Portfolio	7,312	—
MFS International Growth Fund	99,407	33,798
MFS International Intrinsic Value Fund	105,914	255,246
MFS International New Discovery Fund	96,082	105,690
MFS Mid Cap Growth Fund	—	125,162
MFS Mid Cap Value Fund	230,893	127,742
MFS New Discovery Fund	77,330	151,925
MFS New Discovery Value Fund	81,728	84,299
MFS Research Fund	174,367	356,640
MFS Research International Fund	239,220	—
MFS Total Return Bond Fund	289,755	—
MFS Value Fund	404,601	235,742
	$7,035,403	$3,963,210

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$17,036,487	$2,875,492	$1,446,775	$11,175	$(919,567)	$17,556,812
MFS Blended Research Emerging Markets Equity Fund	3,498,010	1,046,586	613,314	(13,460)	(598,379)	3,319,443
MFS Blended Research Growth Equity Fund	24,776,210	3,365,921	3,510,675	(48,426)	1,079,611	25,662,641
MFS Blended Research International Equity Fund	43,132,166	10,524,756	4,806,065	(840)	(6,661,468)	42,188,549
MFS Blended Research Mid Cap Equity Fund	41,338,013	10,285,826	2,989,942	79,440	(6,094,751)	42,618,586
MFS Blended Research Small Cap Equity Fund	9,870,109	3,649,586	1,049,215	439	(2,177,070)	10,293,849
MFS Blended Research Value Equity Fund	24,859,271	5,870,173	1,828,851	(24,516)	(3,708,189)	25,167,888
MFS Commodity Strategy Fund	19,662,278	8,357,927	2,974,346	(820,573)	(5,274,856)	18,950,430
MFS Emerging Markets Debt Fund	4,576,572	2,463,784	796,641	(65,437)	(390,766)	5,787,512
MFS Emerging Markets Debt Local Currency Fund (a)	3,056,769	1,621,828	393,078	(21,095)	(383,952)	3,880,472
MFS Emerging Markets Equity Fund	3,491,785	1,051,555	558,611	1,796	(668,423)	3,318,102
MFS Global Bond Fund	3,047,829	1,816,548	1,038,534	(49,433)	68,704	3,845,114
MFS Global Real Estate Fund	19,887,823	5,984,051	3,482,321	108,165	(2,809,191)	19,688,527
MFS Growth Fund	24,823,694	2,623,359	4,438,809	1,191,649	1,129,300	25,329,193
MFS High Income Fund	7,629,526	4,070,836	1,271,008	(124,344)	(675,584)	9,629,426
MFS Inflation-Adjusted Bond Fund	14,429,974	6,248,943	6,425,409	63,073	898,799	15,215,380
MFS Institutional Money Market Portfolio	176	6,622,558	6,509,428	6	(4)	113,308
MFS International Growth Fund	13,440,489	2,187,480	1,646,689	(90,181)	(803,275)	13,087,824
MFS International Intrinsic Value Fund	13,465,844	2,272,228	1,997,041	(103,658)	(638,607)	12,998,766
MFS International New Discovery Fund	14,009,311	2,644,043	1,255,503	23,596	(2,001,660)	13,419,787
MFS Mid Cap Growth Fund	20,656,625	2,308,782	2,680,090	500,010	141,157	20,926,484
MFS Mid Cap Value Fund	20,624,332	5,554,415	1,604,765	24,797	(3,351,409)	21,247,370
MFS New Discovery Fund	4,948,434	1,108,075	649,619	46,530	(243,327)	5,210,093
MFS New Discovery Value Fund	4,949,787	1,752,674	552,048	7,254	(956,356)	5,201,311
MFS Research Fund	17,084,663	2,256,170	1,470,311	61,371	(468,363)	17,463,530
MFS Research International Fund	16,342,701	2,956,971	1,812,115	(110,912)	(1,223,222)	16,153,423
MFS Total Return Bond Fund	11,412,249	3,765,792	4,044,251	(99,830)	472,502	11,506,462
MFS Value Fund	25,012,652	4,655,486	2,140,055	187,672	(2,716,139)	24,999,616
	$427,063,779	$109,941,845	$63,985,509	$734,268	$(38,974,485)	$434,779,898

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$306,415	$650,902
MFS Blended Research Emerging Markets Equity Fund	71,123	—
MFS Blended Research Growth Equity Fund	237,761	976,797
MFS Blended Research International Equity Fund	1,394,819	—
MFS Blended Research Mid Cap Equity Fund	423,748	1,649,132
MFS Blended Research Small Cap Equity Fund	146,811	55,394
MFS Blended Research Value Equity Fund	604,941	—
MFS Commodity Strategy Fund	404,061	—
MFS Emerging Markets Debt Fund	252,214	—
MFS Emerging Markets Debt Local Currency Fund (a)	180,423	—
MFS Emerging Markets Equity Fund	71,147	—
MFS Global Bond Fund	86,081	—
MFS Global Real Estate Fund	1,203,596	—
MFS Growth Fund	—	425,906
MFS High Income Fund	448,888	—
MFS Inflation-Adjusted Bond Fund	360,548	—
MFS Institutional Money Market Portfolio	1,897	—
MFS International Growth Fund	162,768	55,341
MFS International Intrinsic Value Fund	173,434	417,963
MFS International New Discovery Fund	405,955	—
MFS Mid Cap Growth Fund	—	180,470
MFS Mid Cap Value Fund	333,764	184,656
MFS New Discovery Fund	119,564	234,900
MFS New Discovery Value Fund	126,170	131,808
MFS Research Fund	238,972	488,777
MFS Research International Fund	352,135	—
MFS Total Return Bond Fund	366,783	—
MFS Value Fund	584,724	336,457
	$9,058,742	$5,788,503

Notes to Financial Statements – continued

	MFS Lifetime 2045 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$7,935,167	$2,357,266	$540,673	$(11,113)	$(496,312)	$9,244,335
MFS Blended Research Emerging Markets Equity Fund	1,980,026	971,278	273,700	(12,537)	(389,870)	2,275,197
MFS Blended Research Growth Equity Fund	11,907,662	3,206,092	1,323,703	(8,511)	635,062	14,416,602
MFS Blended Research International Equity Fund	21,836,130	8,567,002	1,628,529	(134,840)	(3,823,710)	24,816,053
MFS Blended Research Mid Cap Equity Fund	19,930,464	7,697,393	1,100,679	(4,446)	(3,604,066)	22,918,666
MFS Blended Research Small Cap Equity Fund	4,960,674	2,503,093	358,692	(943)	(1,331,508)	5,772,624
MFS Blended Research Value Equity Fund	11,930,703	4,442,029	605,439	(1,661)	(2,166,176)	13,599,456
MFS Commodity Strategy Fund	9,853,480	5,909,124	1,219,897	(216,004)	(3,257,591)	11,069,112
MFS Emerging Markets Equity Fund	1,975,514	989,243	253,631	(3,333)	(442,661)	2,265,132
MFS Global Real Estate Fund	9,969,190	4,278,922	1,283,057	(16,144)	(1,710,685)	11,238,226
MFS Growth Fund	11,947,887	2,576,808	1,553,519	19,205	1,289,471	14,279,852
MFS Inflation-Adjusted Bond Fund	4,964,730	2,075,348	1,373,418	9,149	360,797	6,036,606
MFS Institutional Money Market Portfolio	361,342	4,212,334	4,208,239	49	(10)	365,476
MFS International Growth Fund	6,972,459	2,098,925	505,792	(21,877)	(501,215)	8,042,500
MFS International Intrinsic Value Fund	6,976,036	2,173,288	560,885	(39,971)	(346,126)	8,202,342
MFS International New Discovery Fund	7,947,702	3,294,033	731,876	(17,523)	(1,355,515)	9,136,821
MFS Mid Cap Growth Fund	9,969,711	2,307,631	1,009,799	7,220	326,661	11,601,424
MFS Mid Cap Value Fund	9,950,033	3,890,371	463,683	(1,050)	(2,016,013)	11,359,658
MFS New Discovery Fund	2,491,740	1,112,304	496,064	4,469	(135,208)	2,977,241
MFS New Discovery Value Fund	2,486,326	1,217,283	186,555	596	(601,213)	2,916,437
MFS Research Fund	7,972,543	2,104,459	594,213	(4,333)	(235,491)	9,242,965
MFS Research International Fund	7,960,778	2,387,644	509,491	(26,083)	(723,334)	9,089,514
MFS Total Return Bond Fund	4,968,214	2,027,741	1,259,742	(3,897)	227,978	5,960,294
MFS Value Fund	11,978,090	3,731,989	636,470	(348)	(1,470,689)	13,602,572
	$199,226,601	$76,131,600	$22,677,746	$(483,926)	$(21,767,424)	$230,429,105

	MFS Lifetime 2045 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$159,743	$339,333
MFS Blended Research Emerging Markets Equity Fund	47,071	—
MFS Blended Research Growth Equity Fund	128,265	526,953
MFS Blended Research International Equity Fund	803,872	—
MFS Blended Research Mid Cap Equity Fund	509,993	649,785
MFS Blended Research Small Cap Equity Fund	83,530	31,517
MFS Blended Research Value Equity Fund	327,226	—
MFS Commodity Strategy Fund	229,143	—
MFS Emerging Markets Equity Fund	46,799	—
MFS Global Real Estate Fund	690,477	—
MFS Growth Fund	—	225,647
MFS Inflation-Adjusted Bond Fund	132,520	—
MFS Institutional Money Market Portfolio	6,717	—
MFS International Growth Fund	96,207	32,710
MFS International Intrinsic Value Fund	102,421	246,829
MFS International New Discovery Fund	—	266,700
MFS Mid Cap Growth Fund	—	97,977
MFS Mid Cap Value Fund	181,262	100,284
MFS New Discovery Fund	67,602	132,814
MFS New Discovery Value Fund	71,297	78,798
MFS Research Fund	124,260	254,153
MFS Research International Fund	193,386	—
MFS Total Return Bond Fund	174,695	—
MFS Value Fund	304,421	181,738
	$4,480,907	$3,165,238

Notes to Financial Statements – continued

	MFS Lifetime 2050 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,428,129	$2,097,493	$497,723	$(1,861)	$(519,760)	$9,506,278
MFS Blended Research Emerging Markets Equity Fund	2,105,194	922,207	272,129	(5,997)	(410,132)	2,339,143
MFS Blended Research Growth Equity Fund	12,635,554	2,781,251	1,103,113	(5,174)	645,695	14,954,213
MFS Blended Research International Equity Fund	23,202,105	8,453,245	2,003,391	(39,506)	(4,034,308)	25,578,145
MFS Blended Research Mid Cap Equity Fund	21,205,452	7,367,252	1,175,629	7,367	(3,655,784)	23,748,658
MFS Blended Research Small Cap Equity Fund	5,258,300	2,488,175	390,051	(2,277)	(1,347,807)	6,006,340
MFS Blended Research Value Equity Fund	12,669,646	4,221,560	626,773	(4,391)	(2,205,894)	14,054,148
MFS Commodity Strategy Fund	10,472,324	5,522,232	1,062,086	(185,575)	(3,376,213)	11,370,682
MFS Emerging Markets Equity Fund	2,100,648	935,876	245,718	(2,459)	(458,703)	2,329,644
MFS Global Real Estate Fund	10,601,864	4,323,336	1,591,157	25,383	(1,738,275)	11,621,151
MFS Growth Fund	12,670,625	2,132,486	1,322,669	34,382	1,311,544	14,826,368
MFS Inflation-Adjusted Bond Fund	5,268,916	1,965,287	1,335,046	12,528	376,312	6,287,997
MFS Institutional Money Market Portfolio	224,333	4,521,664	4,398,532	52	(34)	347,483
MFS International Growth Fund	7,408,131	1,956,067	562,694	(19,773)	(518,109)	8,263,622
MFS International Intrinsic Value Fund	7,422,120	1,988,883	545,003	(26,433)	(368,466)	8,471,101
MFS International New Discovery Fund	8,439,715	2,854,131	465,735	(6,115)	(1,403,470)	9,418,526
MFS Mid Cap Growth Fund	10,599,522	2,045,961	1,047,463	56,348	286,253	11,940,621
MFS Mid Cap Value Fund	10,575,728	3,867,239	608,468	699	(2,033,399)	11,801,799
MFS New Discovery Fund	2,638,052	846,960	268,831	10,482	(140,320)	3,086,343
MFS New Discovery Value Fund	2,636,486	1,232,507	226,041	938	(605,301)	3,038,589
MFS Research Fund	8,463,023	1,812,529	521,120	2,284	(247,917)	9,508,799
MFS Research International Fund	8,461,840	2,226,589	551,097	(15,142)	(755,657)	9,366,533
MFS Total Return Bond Fund	5,272,758	1,896,488	1,231,503	4,970	235,421	6,178,134
MFS Value Fund	12,754,438	3,502,996	716,100	6,595	(1,510,029)	14,037,900
	$211,514,903	$71,962,414	$22,768,072	$(152,675)	$(22,474,353)	$238,082,217

	MFS Lifetime 2050 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$163,656	$347,647
MFS Blended Research Emerging Markets Equity Fund	48,300	—
MFS Blended Research Growth Equity Fund	131,437	539,986
MFS Blended Research International Equity Fund	823,693	—
MFS Blended Research Mid Cap Equity Fund	392,230	801,664
MFS Blended Research Small Cap Equity Fund	85,596	32,296
MFS Blended Research Value Equity Fund	335,130	—
MFS Commodity Strategy Fund	234,894	—
MFS Emerging Markets Equity Fund	47,983	—
MFS Global Real Estate Fund	706,522	—
MFS Growth Fund	—	232,192
MFS Inflation-Adjusted Bond Fund	136,160	—
MFS Institutional Money Market Portfolio	6,220	—
MFS International Growth Fund	98,584	33,518
MFS International Intrinsic Value Fund	105,012	253,072
MFS International New Discovery Fund	130,192	143,213
MFS Mid Cap Growth Fund	—	100,285
MFS Mid Cap Value Fund	185,644	102,708
MFS New Discovery Fund	69,441	136,427
MFS New Discovery Value Fund	73,198	75,015
MFS Research Fund	127,324	260,419
MFS Research International Fund	198,152	—
MFS Total Return Bond Fund	179,811	—
MFS Value Fund	313,914	186,436
	$4,593,093	$3,244,878

Notes to Financial Statements – continued

	MFS Lifetime 2055 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$4,124,388	$1,533,749	$410,450	$(13,134)	$(255,979)	$4,978,574
MFS Blended Research Emerging Markets Equity Fund	1,031,519	588,078	170,874	(13,627)	(198,748)	1,236,348
MFS Blended Research Growth Equity Fund	6,185,424	1,953,618	794,124	(10,076)	329,531	7,664,373
MFS Blended Research International Equity Fund	11,352,084	5,685,178	1,388,908	(141,327)	(1,960,442)	13,546,585
MFS Blended Research Mid Cap Equity Fund	10,346,483	5,048,217	977,913	(11,237)	(1,856,067)	12,549,483
MFS Blended Research Small Cap Equity Fund	2,578,585	1,577,543	280,944	(5,696)	(681,374)	3,188,114
MFS Blended Research Value Equity Fund	6,193,006	2,945,062	584,961	(7,048)	(1,130,968)	7,415,091
MFS Commodity Strategy Fund	5,149,791	3,628,662	828,117	(123,355)	(1,718,617)	6,108,364
MFS Emerging Markets Equity Fund	1,030,751	603,198	163,876	(3,752)	(232,014)	1,234,307
MFS Global Real Estate Fund	5,159,348	2,757,351	831,434	(2,440)	(900,576)	6,182,249
MFS Growth Fund	6,193,259	1,620,264	882,663	3,250	670,374	7,604,484
MFS Inflation-Adjusted Bond Fund	2,577,148	1,370,015	891,991	5,454	189,561	3,250,187
MFS Institutional Money Market Portfolio	235,351	2,974,145	2,971,648	(13)	2	237,837
MFS International Growth Fund	3,615,250	1,437,435	433,384	(10,737)	(270,892)	4,337,672
MFS International Intrinsic Value Fund	3,620,372	1,391,574	443,525	(19,002)	(188,453)	4,360,966
MFS International New Discovery Fund	4,126,603	2,158,720	594,201	(24,022)	(702,748)	4,964,352
MFS Mid Cap Growth Fund	5,176,138	1,545,394	665,932	8,266	159,965	6,223,831
MFS Mid Cap Value Fund	5,163,223	2,643,619	499,772	(8,784)	(1,039,864)	6,258,422
MFS New Discovery Fund	1,293,788	664,019	282,018	1,571	(65,411)	1,611,949
MFS New Discovery Value Fund	1,290,855	797,442	159,526	(3,164)	(307,250)	1,618,357
MFS Research Fund	4,130,266	1,400,189	426,019	(1,459)	(129,930)	4,973,047
MFS Research International Fund	4,132,056	1,766,421	553,048	(21,906)	(381,932)	4,941,591
MFS Total Return Bond Fund	2,578,408	1,321,065	807,670	152	115,431	3,207,386
MFS Value Fund	6,232,286	2,538,292	585,337	(1,514)	(779,061)	7,404,666
	$103,516,382	$49,949,250	$16,628,335	$(403,600)	$(11,335,462)	$125,098,235

	MFS Lifetime 2055 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$82,555	$175,368
MFS Blended Research Emerging Markets Equity Fund	24,246	—
MFS Blended Research Growth Equity Fund	66,284	272,315
MFS Blended Research International Equity Fund	414,166	—
MFS Blended Research Mid Cap Equity Fund	181,542	421,480
MFS Blended Research Small Cap Equity Fund	43,179	16,292
MFS Blended Research Value Equity Fund	169,201	—
MFS Commodity Strategy Fund	118,352	—
MFS Emerging Markets Equity Fund	24,134	—
MFS Global Real Estate Fund	358,164	—
MFS Growth Fund	—	116,595
MFS Inflation-Adjusted Bond Fund	68,902	—
MFS Institutional Money Market Portfolio	4,400	—
MFS International Growth Fund	49,575	16,856
MFS International Intrinsic Value Fund	52,788	127,215
MFS International New Discovery Fund	65,467	72,038
MFS Mid Cap Growth Fund	—	50,560
MFS Mid Cap Value Fund	93,457	51,705
MFS New Discovery Fund	34,847	68,462
MFS New Discovery Value Fund	53,344	21,041
MFS Research Fund	64,093	131,091
MFS Research International Fund	99,624	—
MFS Total Return Bond Fund	90,920	—
MFS Value Fund	158,288	94,272
	$2,317,528	$1,635,290

Notes to Financial Statements – continued

	MFS Lifetime 2060 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$402,749	$637,421	$40,303	$(3,006)	$(36,776)	$960,085
MFS Blended Research Emerging Markets Equity Fund	100,687	186,823	15,982	(1,431)	(29,857)	240,240
MFS Blended Research Growth Equity Fund	604,124	861,010	77,587	(5,557)	64,173	1,446,163
MFS Blended Research International Equity Fund	1,107,560	1,995,219	119,168	(12,571)	(336,480)	2,634,560
MFS Blended Research Mid Cap Equity Fund	1,006,873	1,823,599	107,979	(12,454)	(282,843)	2,427,196
MFS Blended Research Small Cap Equity Fund	251,718	507,556	32,289	(4,072)	(100,224)	622,689
MFS Blended Research Value Equity Fund	604,124	1,063,902	55,157	(1,464)	(176,078)	1,435,327
MFS Commodity Strategy Fund	503,437	1,098,152	103,311	(13,888)	(278,434)	1,205,956
MFS Emerging Markets Equity Fund	100,687	193,165	17,617	(1,042)	(34,914)	240,279
MFS Global Real Estate Fund	503,436	945,932	95,835	(5,465)	(145,793)	1,202,275
MFS Growth Fund	604,124	819,854	84,881	(5,757)	111,619	1,444,959
MFS Inflation-Adjusted Bond Fund	251,719	470,539	151,063	65	26,105	597,365
MFS Institutional Money Market Portfolio	12,869	761,587	758,587	(8)	—	15,861
MFS International Growth Fund	352,406	571,480	37,730	(3,486)	(43,386)	839,284
MFS International Intrinsic Value Fund	352,406	580,561	61,972	(7,746)	(26,900)	836,349
MFS International New Discovery Fund	402,749	721,625	48,881	(3,620)	(111,549)	960,324
MFS Mid Cap Growth Fund	503,437	735,998	64,693	(4,817)	28,565	1,198,490
MFS Mid Cap Value Fund	503,437	929,817	51,659	(3,642)	(163,264)	1,214,689
MFS New Discovery Fund	125,859	212,007	24,506	(2,911)	(6,419)	304,030
MFS New Discovery Value Fund	125,859	257,006	16,414	(1,096)	(47,685)	317,670
MFS Research Fund	402,749	615,027	35,859	(2,041)	(20,004)	959,872
MFS Research International Fund	402,749	675,861	48,560	(6,058)	(65,492)	958,500
MFS Total Return Bond Fund	251,718	447,051	111,642	(3,539)	15,975	599,563
MFS Value Fund	604,124	998,494	42,737	(613)	(124,904)	1,434,364
	$10,081,600	$18,109,686	$2,204,412	$(106,219)	$(1,784,565)	$24,096,090

	MFS Lifetime 2060 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$12,953	$27,517
MFS Blended Research Emerging Markets Equity Fund	3,769	—
MFS Blended Research Growth Equity Fund	10,400	42,726
MFS Blended Research International Equity Fund	64,598	—
MFS Blended Research Mid Cap Equity Fund	31,102	63,567
MFS Blended Research Small Cap Equity Fund	6,775	2,556
MFS Blended Research Value Equity Fund	26,559	—
MFS Commodity Strategy Fund	18,343	—
MFS Emerging Markets Equity Fund	3,750	—
MFS Global Real Estate Fund	56,333	—
MFS Growth Fund	—	17,119
MFS Inflation-Adjusted Bond Fund	9,888	—
MFS Institutional Money Market Portfolio	248	—
MFS International Growth Fund	7,697	2,617
MFS International Intrinsic Value Fund	8,190	19,738
MFS International New Discovery Fund	10,152	11,165
MFS Mid Cap Growth Fund	—	7,869
MFS Mid Cap Value Fund	14,507	8,026
MFS New Discovery Fund	5,395	10,599
MFS New Discovery Value Fund	5,579	5,203
MFS Research Fund	9,951	20,356
MFS Research International Fund	15,436	—
MFS Total Return Bond Fund	12,828	—
MFS Value Fund	22,841	14,800
	$357,294	$253,858

(a)

Amounts reflect the impact of a return of capital distribution adjustment which has the effect of reducing dividend income and increasing realized gain (loss) and/or change in unrealized appreciation (depreciation).

Notes to Financial Statements – continued

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of each fund’s investments and each fund’s performance.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of MFS Lifetime Funds and the Board of Trustees of MFS Series Trust XII

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund and MFS Lifetime 2060 Fund (collectively referred to as the “MFS Lifetime Funds”) (ten of the funds constituting MFS Series Trust XII (the “Trust”)), including the portfolios of investments, as of April 30, 2020, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the MFS Lifetime Funds (ten of the funds constituting MFS Series Trust XII) at April 30, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the MFS Series Trust XII	Statement of operations	Statements of changes in net assets	Financial Highlights

MFS Lifetime Income Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2025 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2035 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2045 Fund

MFS Lifetime 2050 Fund

MFS Lifetime 2055 Fund

	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the five years in the period ended April 30, 2020
MFS Lifetime 2060 Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the three years in the period ended April 30, 2020 and the period from December 6, 2016 (commencement of operations) through April 30, 2017

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the MFS Lifetime Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more MFS investment companies since 1993.

Boston, Massachusetts

June 16, 2020

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of June 1, 2020, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 56)	Trustee	February 2004	133	Massachusetts Financial Services Company, Executive Chairman (since January 2017); Director; Chairman of the Board; Chief Executive Officer (until 2015); Co-Chief Executive Officer (2015-2016)	N/A

Robin A. Stelmach (k) (age 58)	Trustee	January 2014	133	Massachusetts Financial Services Company, Vice Chair (since January 2017); Chief Operating Officer and Executive Vice President (until January 2017)	N/A

INDEPENDENT TRUSTEES
John P. Kavanaugh (age 65)	Trustee and Chair of Trustees	January 2009	133	Private investor	N/A

Steven E. Buller (age 68)	Trustee	February 2014	133	Financial Accounting Standards Advisory Council, Chairman (2014-2015); Public Company Accounting Oversight Board, Standing Advisory Group, Member (until 2014); BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco UK (investment management), Director (until 2014)	N/A

John A. Caroselli (age 65)	Trustee	March 2017	133	JC Global Advisors, LLC (management consulting), President (since 2015); First Capital Corporation (commercial finance), Executive Vice President (until 2015)	N/A

Maureen R. Goldfarb (age 65)	Trustee	January 2009	133	Private investor	N/A

Peter D. Jones (age 64)	Trustee	January 2019	133	Franklin Templeton Distributors, Inc. (investment management), President (until 2015); Franklin Templeton Institutional, LLC (investment management), Chairman (until 2015)	N/A

James W. Kilman, Jr. (age 59)	Trustee	January 2019	133	Burford Capital Limited (finance and investment management), Chief Financial Officer (since 2019); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016); Morgan Stanley & Co. (financial services), Vice Chairman of Investment Banking, Co-Head of Diversified Financials Coverage – Financial Institutions Investment Banking Group (until 2016)	Alpha-En Corporation, Director (2016-2019)

Clarence Otis, Jr. (age 64)	Trustee	March 2017	133	Darden Restaurants, Inc., Chief Executive Officer (until 2014)	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director; Federal Reserve Bank of Atlanta, Director (until 2015)

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Maryanne L. Roepke (age 64)	Trustee	May 2014	133	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A

Laurie J. Thomsen (age 62)	Trustee	March 2005	133	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director (since 2015)

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 46)	Assistant Secretary and Assistant Clerk	July 2005	133	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Kino Clark (k) (age 51)	Assistant Treasurer	January 2012	133	Massachusetts Financial Services Company, Vice President

John W. Clark, Jr. (k) (age 53)	Assistant Treasurer	April 2017	133	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head -Treasurer’s Office (until February 2017)

Thomas H. Connors (k) (age 60)	Assistant Secretary and Assistant Clerk	September 2012	133	Massachusetts Financial Services Company, Vice President and Senior Counsel

David L. DiLorenzo (k) (age 51)	President	July 2005	133	Massachusetts Financial Services Company, Senior Vice President

Heidi W. Hardin (k) (age 52)	Secretary and Clerk	April 2017	133	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (from September 2015 to January 2017); Janus Capital Management LLC (investment management), Senior Vice President and General Counsel (until September 2015)

Brian E. Langenfeld (k) (age 47)	Assistant Secretary and Assistant Clerk	June 2006	133	Massachusetts Financial Services Company, Vice President and Senior Counsel

Amanda S. Mooradian (k) (age 41)	Assistant Secretary and Assistant Clerk	September 2018	133	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel

Susan A. Pereira (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	133	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

Kasey L. Phillips (k) (age 49)	Assistant Treasurer	September 2012	133	Massachusetts Financial Services Company, Vice President

Matthew A. Stowe (k) (age 45)	Assistant Secretary and Assistant Clerk	October 2014	133	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

Martin J. Wolin (k) (age 52)	Chief Compliance Officer	July 2015	133	Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer (since July 2015); Mercer (financial service provider), Chief Risk and Compliance Officer, North America and Latin America (until June 2015)

James O. Yost (k) (age 59)	Treasurer	September 1990	133	Massachusetts Financial Services Company, Senior Vice President

(h)

Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)

“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Trustees and Officers – continued

Each Trustee (other than Messrs. Jones and Kilman) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board’s retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).

Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.

Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust Company
111 Huntington Avenue	1 Lincoln Street
Boston, MA 02199-7618	Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
111 Huntington Avenue	200 Clarendon Street
Boston, MA 02199-7618	Boston, MA 02116
Portfolio Manager(s)
Joseph Flaherty
Natalie Shapiro

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund’s prospectus.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2020 income tax forms in January 2021. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

The funds below designated the following amounts as capital gain dividends paid during the fiscal year:

Capital Gains
MFS Lifetime Income Fund	$6,599,000
MFS Lifetime 2020 Fund	8,162,000
MFS Lifetime 2025 Fund	4,980,000
MFS Lifetime 2030 Fund	20,354,000
MFS Lifetime 2035 Fund	7,055,000
MFS Lifetime 2040 Fund	16,825,000
MFS Lifetime 2045 Fund	5,610,000
MFS Lifetime 2050 Fund	6,525,000
MFS Lifetime 2055 Fund	2,771,000
MFS Lifetime 2060 Fund	221,000

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

Dividends Received Deductions
MFS Lifetime Income Fund	8.06%
MFS Lifetime 2020 Fund	8.49%
MFS Lifetime 2025 Fund	12.19%
MFS Lifetime 2030 Fund	18.29%
MFS Lifetime 2035 Fund	23.61%
MFS Lifetime 2040 Fund	26.01%
MFS Lifetime 2045 Fund	28.21%
MFS Lifetime 2050 Fund	28.15%
MFS Lifetime 2055 Fund	28.70%
MFS Lifetime 2060 Fund	27.15%

rev. 3/16

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and account balances

•  Account transactions and transaction history

•  Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•  open an account or provide account information

•  direct us to buy securities or direct us to sell your securities

•  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes – information about your creditworthiness

•  affiliates from using your information to market to you

•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•  MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, James Kilman, and Clarence Otis, Jr. and Ms. Maryanne L. Roepke, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Kilman, and Otis and Ms. Roepke are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountant to a series of the Registrant (each a “Fund” and collectively the “Funds”). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended April 30, 2020 and 2019, audit fees billed to each Fund by E&Y were as follows:

	Audit Fees
	2020	2019
Fees billed by E&Y:
MFS Lifetime Income Fund	32,559	32,028
MFS Lifetime 2020 Fund	30,916	30,412
MFS Lifetime 2025 Fund	30,230	29,738
MFS Lifetime 2030 Fund	30,916	30,412
MFS Lifetime 2035 Fund	30,230	29,738
MFS Lifetime 2040 Fund	30,916	30,412
MFS Lifetime 2045 Fund	30,230	29,738
MFS Lifetime 2050 Fund	30,339	29,845
MFS Lifetime 2055 Fund	30,230	29,738
MFS Lifetime 2060 Fund	29,569	29,088

Total	306,135	301,149

For the fiscal years ended April 30, 2020 and 2019, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2020	2019	2020	2019	2020	2019
Fees billed by E&Y:
To MFS Lifetime Income Fund	0	0	5,498	5,407	1,151	1,156
To MFS Lifetime 2020 Fund	0	0	5,498	5,407	1,091	1,100
To MFS Lifetime 2025 Fund	0	0	5,387	5,297	1,076	1,067
To MFS Lifetime 2030 Fund	0	0	5,498	5,407	1,154	1,156
To MFS Lifetime 2035 Fund	0	0	5,387	5,297	1,073	1,064
To MFS Lifetime 2040 Fund	0	0	5,498	5,407	1,113	1,118
To MFS Lifetime 2045 Fund	0	0	5,387	5,297	1,051	1,045
To MFS Lifetime 2050 Fund	0	0	5,474	5,383	1,058	1,056
To MFS Lifetime 2055 Fund	0	0	5,387	5,297	1,027	1,022
To MFS Lifetime 2060 Fund	0	0	5,423	5,333	1,003	1,001
Total fees billed by E&Y To above Funds:	0	0	54,437	53,532	10,797	10,785

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2020	2019	2020	2019	2020	2019
Fees billed by E&Y:
To MFS and MFS Related Entities of MFS Lifetime Income Fund*	1,661,127	1,783,943	0	0	104,750	104,750
To MFS and MFS Related Entities of MFS Lifetime 2020 Fund*	1,661,127	1,783,943	0	0	104,750	104,750
To MFS and MFS Related Entities of MFS Lifetime 2025 Fund*	1,661,127	1,783,943	0	0	104,750	104,750
To MFS and MFS Related Entities of MFS Lifetime 2030 Fund*	1,661,127	1,783,943	0	0	104,750	104,750
To MFS and MFS Related Entities of MFS Lifetime 2035 Fund*	1,661,127	1,783,943	0	0	104,750	104,750
To MFS and MFS Related Entities of MFS Lifetime 2040 Fund*	1,661,127	1,783,943	0	0	104,750	104,750
To MFS and MFS Related Entities of MFS Lifetime 2045 Fund*	1,661,127	1,783,943	0	0	104,750	104,750
To MFS and MFS Related Entities of MFS Lifetime 2050 Fund*	1,661,127	1,783,943	0	0	104,750	104,750
To MFS and MFS Related Entities of MFS Lifetime 2055 Fund*	1,661,127	1,783,943	0	0	104,750	104,750
To MFS and MFS Related Entities of MFS Lifetime 2060 Fund*	1,661,127	1,783,943	0	0	104,750	104,750

	Aggregate Fees for Non-audit Services
	2020	2019
Fees billed by E&Y:
To MFS Lifetime Income Fund, MFS and MFS Related Entities#	1,956,526	2,108,156
To MFS Lifetime 2020 Fund, MFS and MFS Related Entities#	1,956,466	2,108,100
To MFS Lifetime 2025 Fund, MFS and MFS Related Entities#	1,956,340	2,107,957
To MFS Lifetime 2030 Fund, MFS and MFS Related Entities#	1,956,529	2,108,156
To MFS Lifetime 2035 Fund, MFS and MFS Related Entities#	1,956,337	2,107,954
To MFS Lifetime 2040 Fund, MFS and MFS Related Entities#	1,956,488	2,108,118
To MFS Lifetime 2045 Fund, MFS and MFS Related Entities#	1,956,315	2,107,935
To MFS Lifetime 2050 Fund, MFS and MFS Related Entities#	1,956,409	2,108,032
To MFS Lifetime 2055 Fund, MFS and MFS Related Entities#	1,956,291	2,107,912
To MFS Lifetime 2060 Fund, MFS and MFS Related Entities#	1,956,303	2,107,927

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to review of internal controls and review of Rule 38a-1 compliance program.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto as EX-99.COE.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2020

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2020

*	Print name and title of each signing officer under his or her signature.